UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06110

Western Asset Funds, Inc.

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard
Pasadena, CA 91101

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC 100 Light Street Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2007

Date of reporting period: December 31, 2006

Item 1 – Schedule of Investments

Portfolio of Investments

Western Asset Limited Duration Bond Portfolio

December 31, 2006 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par	Value
Long-Term Securities — 113.6%
Corporate Bonds and Notes — 20.0%

Automobiles — 0.5%
DaimlerChrysler NA Holding Corp.	5.875%	3/15/11	$400	$402

Capital Markets — 1.3%
Lehman Brothers Holdings E-Capital Trust I	6.155%	8/19/65	310	313	A
Merrill Lynch and Co. Inc.	5.588%	2/5/10	200	201	A
Morgan Stanley	5.625%	1/9/12	280	284
The Bear Stearns Cos. Inc.	5.606%	1/31/11	270	271	A

				1,069

Chemicals — 0.1%
The Dow Chemical Co.	5.970%	1/15/09	100	101

Commercial Banks — 1.0%
SunTrust Capital VIII	6.100%	12/1/66	60	58	B
Wachovia Capital Trust III	5.800%	3/15/42	570	575	B
Wells Fargo Capital X	5.950%	12/15/36	150	147	B

				780

Commercial Services and Supplies — 0.4%
Waste Management Inc.	7.375%	8/1/10	300	319

Consumer Finance — 3.6%
Caterpillar Financial Services Corp.	3.450%	1/15/09	100	96
Ford Motor Credit Co.	6.625%	6/16/08	1,510	1,509
GMAC LLC	6.516%	9/23/08	1,340	1,348	A

				2,953

Diversified Financial Services — 1.7%
Citigroup Inc.	5.000%	9/15/14	100	97
International Lease Finance Corp.	5.000%	4/15/10	300	297
Residential Capital Corp.	6.675%	11/21/08	700	709	A
Residential Capital Corp.	6.474%	4/17/09	310	313	A

				1,416

Diversified Telecommunication Services — 0.9%
AT&T Inc.	5.300%	11/15/10	300	300
New York Telephone	6.000%	4/15/08	100	101
Verizon Global Funding Corp.	7.250%	12/1/10	300	320

				721

Electric Utilities — 0.9%
Appalachian Power Co.	3.600%	5/15/08	100	98
Duke Energy Corp.	3.750%	3/5/08	100	98
FirstEnergy Corp.	6.450%	11/15/11	330	344
Pacific Gas and Electric Co.	3.600%	3/1/09	200	193

				733

	Rate	Maturity Date	Par	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Hotels Restaurants and Leisure — 0.3%
Caesars Entertainment Inc.	7.500%	9/1/09	$130	$135
Harrah’s Operating Co. Inc.	5.975%	2/8/08	120	120	A,C

				255

Independent Power Producers and Energy Traders — 0.7%
TXU Corp.	4.800%	11/15/09	600	586

IT Services — 0.4%
Electronic Data Systems Corp.	7.125%	10/15/09	290	302

Leisure Equipment and Products — N.M.
Eastman Kodak Co.	7.250%	11/15/13	10	10

Media — 2.0%
Clear Channel Communications Inc.	6.625%	6/15/08	60	61
Clear Channel Communications Inc.	4.250%	5/15/09	550	533
Comcast Cable Communications Inc.	6.875%	6/15/09	300	310
Comcast MO of Delaware Inc.	9.000%	9/1/08	100	106
Liberty Media LLC	7.875%	7/15/09	300	313
Time Warner Inc.	5.500%	11/15/11	300	299

				1,622

Multi-Utilities — 0.3%
CenterPoint Energy Inc.	5.875%	6/1/08	150	150
Sempra Energy	5.845%	5/21/08	90	90	A

				240

Multiline Retail — 0.1%
May Department Stores Co.	5.750%	7/15/14	50	49

Oil, Gas and Consumable Fuels — 3.4%
Devon Financing Corp. ULC	6.875%	9/30/11	400	423
Hess Corp.	6.650%	8/15/11	600	625
Kinder Morgan Energy Partners LP	6.750%	3/15/11	350	364
Pemex Project Funding Master Trust	6.125%	8/15/08	292	294
Pemex Project Funding Master Trust	6.660%	6/15/10	140	144	A,C
Pemex Project Funding Master Trust	5.970%	12/3/12	543	544	A,C
XTO Energy Inc.	5.650%	4/1/16	380	376

				2,770

Paper and Forest Products — 0.1%
Weyerhaeuser Co.	5.950%	11/1/08	40	40

Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co.	4.000%	8/15/08	100	98

Real Estate Investment Trusts — 1.0% iStar Financial Inc.	5.700%	9/15/09	300	300	A,C
iStar Financial Inc.	5.650%	9/15/11	500	499

				799

Thrifts and Mortgage Finance — 0.2%
Countrywide Financial Corp.	5.586%	3/24/09	200	201	A

Tobacco — 0.4%
Altria Group Inc.	5.625%	11/4/08	310	311

Wireless Telecommunication Services — 0.6%
New Cingular Wireless Services Inc.	8.125%	5/1/12	230	259
Sprint Capital Corp.	6.125%	11/15/08	200	202

				461

Total Corporate Bonds and Notes (Cost — $16,188)				16,238

Asset-Backed Securities — 12.7%
Fixed Rate Securities — 2.9%
AmeriCredit Automobile Receivables Trust 2003-BX	2.720%	1/6/10	175	174
GMAC Mortgage Corp. Loan Trust 2005-HE2 A3	4.622%	11/25/35	890	881
MBNA Practice Solutions Owner Trust 2005-2	4.100%	5/15/09	384	381	C
Prestige Auto Receivables Trust 2005-1A	4.370%	6/16/12	200	198	C
Prestige Auto Receivables Trust 2006-1A	5.120%	2/15/10	345	345	C
UCFC Home Equity Loan 1998-D	6.905%	4/15/30	74	73
UPFC Auto Receivables Trust 2004-A	3.270%	9/15/10	270	268

				2,320

Indexed SecuritiesA — 9.8%
AESOP Funding II LLC 2004-2A	5.570%	4/20/10	500	501	C
AmeriCredit Automobile Receivables Trust 2003-BX	5.790%	1/6/10	13	13
AQ Finance NIM Trust 2003-N13	5.580%	12/25/08	1	2	C,D
Bayview Financial Acquisition Trust 2004-C	5.740%	5/28/44	150	151
Bayview Financial Acquisition Trust 2006-D 2A4	5.630%	12/28/36	1,050	1,052
Bear Stearns Asset-Backed Securities Inc. 2005-AQ2	5.620%	9/25/35	500	500
Bear Stearns Asset-Backed Securities Trust 2006-SD2	5.520%	6/25/36	572	573
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4	5.720%	10/25/32	24	25
Citibank Credit Card Issuance Trust 2002-C3	6.500%	12/15/09	160	161
Countrywide Asset-Backed Certificates 2002-3	5.720%	5/25/32	7	7
Countrywide Home Equity Loan Trust 2002-C	5.590%	5/15/28	28	28
Countrywide Home Equity Loan Trust 2004-J	5.640%	12/15/33	61	61
Countrywide Home Equity Loan Trust 2004-O	5.630%	2/15/34	104	104
EQCC Trust 2002-1	5.650%	11/25/31	12	12
First Franklin Mortgage Loan Asset-Backed Certificates 2004-FF10	5.750%	12/25/32	118	118
FLAC Holdings LLC 2006-1 A1	5.580%	12/15/18	500	500	C
MASTR Specialized Loan Trust 2006-3 A	5.580%	6/25/46	835	838	A,C
Morgan Stanley Mortgage Loan Trust 2006-12XS	5.470%	10/25/36	813	813
Navistar Financial Corp. Owner Trust 2003-B	5.550%	4/15/08	26	26
Origen Manufactured Housing 2006-A	5.470%	11/15/18	465	465
Rental Car Finance Corp. 2004-1A	5.550%	6/25/09	500	501	C
Residential Asset Mortgage Products Inc. 2002-RS6	5.800%	11/25/32	23	23
SACO I Trust 2006-3 A3	5.580%	4/25/36	1,000	1,000
Superior Wholesale Inventory Financing Trust 2004-A10	5.450%	9/15/11	500	501

				7,975

Total Asset-Backed Securities (Cost — $10,303)				10,295

Mortgage-Backed Securities — 30.1%
Fixed Rate Securities — 1.6%
Asset Securitization Corp. 1996-D2	6.920%	2/14/29	5	5
Countrywide Alternative Loan Trust 2004-J1	6.000%	2/25/34	44	44
Residential Asset Mortgage Products Inc. 2004-SL1	7.000%	11/25/31	475	483
Residential Asset Mortgage Products Inc. 2004-SL2	8.500%	10/25/31	36	38
Residential Asset Mortgage Products Inc. 2005-SL1	8.000%	5/25/32	662	698

				1,268

Indexed SecuritiesA — 24.2%
American Home Mortgage Investment Trust 2005-4 5A	5.350%	11/25/45	1,076	1,077
American Home Mortgage Investment Trust 2005-SD1	5.800%	9/25/35	605	607	C
Banc of America Mortgage Securities 2003-D	4.569%	5/25/33	170	167
Banc of America Mortgage Securities 2005-F	5.016%	7/25/35	846	838
Bear Stearns ARM Trust 2004-10	4.501%	1/25/35	656	653
CBA Commercial Small Balance Commercial Trust 2005-1A	5.670%	8/25/35	569	570	C
Citigroup Mortgage Loan Trust Inc. 2005-5	5.425%	8/25/35	273	273
Countrywide Alternative Loan Trust 2005-38 A3	5.670%	9/25/35	465	467
Countrywide Alternative Loan Trust 2005-51 2A1	5.650%	11/20/35	527	529
Countrywide Asset-Backed Certificates 2005-IM1	5.255%	11/25/35	867	868
Countrywide Home Loans 2005-R3	5.720%	9/25/35	671	674	C
Credit Suisse/Morgan Stanley Commercial Mortgage Trust 2006-HC1A	5.540%	5/15/23	600	600	C
Crusade Global Trust 2003-2	5.551%	9/18/34	71	71	D
CS First Boston Mortgage Securities Corp. 2003-AR26 9A1	5.730%	11/25/33	703	704
Granite Mortgages PLC 2003-1	5.564%	1/20/20	105	105	D
GSMPS Mortgage Loan Trust 2005-RP3	5.700%	9/25/35	514	515
Harborview Mortgage Loan Trust 2006-13 A	5.530%	11/19/36	1,159	1,159
Harborview Mortgage Loan Trust 2006-7	5.520%	10/19/37	833	832
JPMorgan Mortgage Trust 2003-A1	4.345%	10/25/33	268	262
Luminent Mortgage Trust 2006-2	5.550%	2/25/46	801	800
Luminent Mortgage Trust 2006-7 2A2	5.570%	12/25/36	1,300	1,300	A
MASTR Adjustable Rate Mortgages Trust 2004-13	3.786%	11/21/34	350	340
MASTR Specialized Loan Trust 2006-2	5.580%	2/25/36	542	542	C
Medallion Trust 2000-2G	5.561%	12/18/31	80	80	D
Medallion Trust 2003-1G	5.555%	12/21/33	72	73	D
MLCC Mortgage Investors Inc. 2003-H	7.038%	1/25/29	42	42
Provident Funding Mortgage Loan Trust 2005-1 1A1	4.156%	5/25/35	263	261
Sequoia Mortgage Trust 2003-2 A2	5.747%	6/20/33	44	44
Structured Adjustable Rate Mortgage Loan Trust 2005-16XS	5.690%	8/25/35	348	349
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS	5.650%	9/25/35	366	367
Structured Asset Mortgage Investments Inc. 2006-AR6	5.510%	7/25/36	831	832
Structured Asset Securities Corp. 2004-SC1	10.001%	12/25/29	108	116	C
Thornburg Mortgage Securities Trust 2005-3	5.560%	10/25/35	689	689
Wachovia Mortgage Loan Trust LLC 2005-A	4.766%	8/20/35	336	332

WaMu Mortgage Pass-Through Certificates 2003-AR10	4.062%	10/25/33	600	592
WaMu Mortgage Pass-Through Certificates 2005-AR15 A1A2	5.630%	11/25/45	746	749
WaMu Mortgage Pass-Through Certificates 2005-AR19	5.730%	12/25/45	500	503
WaMu Mortgage Pass-Through Certificates 2006-AR11	5.770%	9/25/46	693	697

				19,679

Variable Rate SecuritiesE — 4.3%
Banc of America Funding Corp. 2004-B	4.182%	12/20/34	135	138
Banc of America Funding Corp. 2005-F	5.236%	9/20/35	1,387	1,395
Countrywide Alternative Loan Trust 2004-33 1A1	4.992%	12/25/34	84	85
Countrywide Alternative Loan Trust 2004-33 2A1	4.933%	12/25/34	43	42
Countrywide Alternative Loan Trust 2005-14	3.300%	5/25/35	116	114
IndyMac INDX Mortgage Loan Trust 2004-AR15	5.094%	2/25/35	496	496
Prime Mortgage Trust 2005-2	7.415%	10/25/32	185	190
Residential Funding Mortgage Securities I 2005-SA3	4.919%	8/25/35	529	529
Small Business Administration	8.080%	9/25/18	500	533

				3,522

Total Mortgage-Backed Securities (Cost — $24,449)				24,469

U.S. Government and Agency Obligations — 10.6%
Fixed Rate Securities — 6.2%
Fannie Mae	5.000%	9/15/08	150	150
Freddie Mac	3.625%	11/14/08	375	366
United States Treasury Notes	3.625%	6/30/07	1,730	1,718
United States Treasury Notes	5.000%	7/31/08	2,000	2,003
United States Treasury Notes	4.500%	9/30/11	550	545
United States Treasury Notes	4.625%	10/31/11	220	219

				5,001

Treasury Inflation-Protected SecuritiesF — 4.4%
United States Treasury Inflation-Protected Security	2.375%	4/15/11	712	709
United States Treasury Inflation-Protected Security	3.000%	7/15/12	842	867
United States Treasury Inflation-Protected Security	1.875%	7/15/15	104	100
United States Treasury Inflation-Protected Security	2.500%	7/15/16	700	705
United States Treasury Inflation-Protected Security	2.375%	1/15/25	1,189	1,183

				3,564

Total U.S. Government and Agency Obligations (Cost — $8,645)				8,565

U.S. Government Agency Mortgage-Backed Securities — 29.4%
Fixed Rate Securities — 20.9%
Fannie Mae	5.000%	12/1/36	8,380	8,089	G
Fannie Mae	5.500%	12/1/36	3,800	3,774	G
Fannie Mae	6.000%	12/1/36	3,450	3,473	G
Freddie Mac	5.000%	12/1/36	100	96	G
Government National Mortgage Association	5.000%	8/15/33	82	80
Government National Mortgage Association	5.500%	12/1/36	1,500	1,492	G

				17,004

Indexed SecuritiesA — 8.5%
Fannie Mae	4.215%	12/1/34	144	141
Fannie Mae	4.249%	12/1/34	139	136
Fannie Mae	4.330%	1/1/35	161	158
Fannie Mae	4.860%	1/1/35	280	278
Fannie Mae	4.784%	2/1/35	635	633
Fannie Mae	4.546%	3/1/35	309	305
Fannie Mae	5.113%	3/1/35	499	499
Fannie Mae	4.726%	7/1/35	4,359	4,305
Freddie Mac	4.346%	12/1/34	69	68
Freddie Mac	4.082%	1/1/35	48	47
Freddie Mac	4.111%	1/1/35	85	83
Freddie Mac	4.494%	1/1/35	228	225

				6,878

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $24,127)				23,882

Yankee BondsD — 10.8%
Beverages — 0.5%
Diageo Capital PLC	3.375%	3/20/08	180	176
SABMiller PLC	5.672%	7/1/09	280	280	A,C

				456

Commercial Banks — 3.0%
Glitnir Banki Hf	5.800%	1/21/11	720	720	A,C
Kaupthing Bank Hf	6.062%	4/12/11	300	302	A,C
Kaupthing Bank Hf	5.750%	10/4/11	290	290	C
Landsbanki Islands Hf	6.100%	8/25/11	410	417	C
Resona Preferred Global Securities	7.191%	12/29/49	360	375	B,C
VTB Capital SA for Vneshtorgbank	5.970%	8/1/08	300	300	A,C

				2,404

Diversified Financial Services — 1.5%
Aiful Corp.	5.000%	8/10/10	500	485	C
MUFG Captial Finance 1 Ltd.	6.346%	7/25/49	240	244	B
TNK-BP Finance SA	6.875%	7/18/11	470	486	C

				1,215

Diversified Telecommunication Services — 2.9%
British Telecommunications PLC	8.625%	12/15/10	400	446	E
Deutsche Telekom International Finance BV	8.000%	6/15/10	300	325
France Telecom SA	7.750%	3/1/11	300	327	B
Koninklijke (Royal) KPN NV	8.000%	10/1/10	400	432
Telecom Italia Capital	5.851%	2/1/11	400	398	B
Telefonica Emisiones S.A.U.	5.665%	6/19/09	410	410	A

				2,338

Foreign Government Obligations — 0.8%
Russian Federation	3.000%	5/14/08	330	318
Russian Federation	8.250%	3/31/10	288	301	C
Russian Federation	8.250%	3/31/10	31	33	C

				652

Health Care Equipment and Supplies — 0.3%
Baxter Finco BV	4.750%	10/15/10	260	255

Industrial Conglomerates — 0.4%
Tyco International Group SA	6.375%	10/15/11	300	314

Metals and Mining — 0.5%
Vale Overseas Ltd.	6.250%	1/23/17	400	402

Oil, Gas and Consumable Fuels — 0.9%
Anadarko Finance Co.	6.750%	5/1/11	700		734

Total Yankee Bonds (Cost — $8,744)					8,770

Total Long-Term Securities (Cost — $92,456)					92,219

Short-Term Securities — 6.5%
U.S. Government and Agency Obligations — 0.2%
Fannie Mae	0.000%	6/25/07	196		191	H,I

Options Purchased — N.M.
Eurodollar Futures Call, March 2007, Strike Price $94.625			177	J	33
U.S. Treasury Note Futures Put, February 2007, Strike Price $104.00			36	J	1

					34

Repurchase Agreement — 6.3%
Goldman Sachs Group Inc. 5.23 dated 12/29/06, to be repurchased at $5,141 on 1/2/07 (Collateral: 5,215 Tennessee Valley Authority bonds, 4.750%, due 8/1/13, value $5,241)			5,138		5,138

Total Short-Term Securities (Cost — $5,368)					5,363

Total Investments — 120.2% (Cost — $97,824)					97,582
Other Assets Less Liabilities — (20.2)%					(16,405)

Net Assets — 100.0%					$81,177

		Expiration	Actual Contracts		Appreciation/ (Depreciation)
Futures Contracts Purchased
U.S. Treasury Note Futures		March 2007	188		(99)

					$(99)

Futures Contracts Written
U.S. Treasury Note Futures		March 2007	110		55
U.S. Treasury Note Futures		March 2007	160		78

					$133

Options Written
U.S. Treasury Note Futures Call, Strike Price $110.00		February 2007	71		27
U.S. Treasury Note Futures Put, Strike Price $107.00		February 2007	126		(32)
U.S. Treasury Note Futures Put, Strike Price $108.00		February 2007	36		(22)

					$(27)

N.M. Not Meaningful.

A	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill Rate. The coupon rates are the rates as of December 31, 2006.
B	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes.
C	Rule 144A Security - A security purchased pursuant to Rule 144A under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 14.13% of net assets.
D	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
E	The coupon rates shown on variable rate securities are the rates at December 31, 2006. These rates vary with the weighted average coupon of the underlying loans.
F	Inflation-Protected Securities - Security whose principal value is adjusted daily or monthly in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
G	When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
H	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
I	Collateral to cover futures and options contracts.
J	Par represents actual number of contracts.

Portfolio of Investments

Western Asset Intermediate Bond Portfolio

December 31, 2006 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par/ Shares	Value
Long-Term Securities — 88.1%
Corporate Bonds and Notes — 33.4%
Aerospace and Defense — 0.2%
United Technologies Corp.	6.350%	3/1/11	$1,037	$1,078

Airlines — 0.4%
Continental Airlines Inc.	6.545%	8/2/20	1,036	1,073
US Airways Pass-Through Trust	6.850%	1/30/18	1,528	1,547

				2,620

Automobiles — 1.4%
DaimlerChrysler NA Holding Corp.	6.500%	11/15/13	3,940	4,045
Ford Motor Co.	7.450%	7/16/31	1,159	910	A
General Motors Corp.	8.375%	7/15/33	3,598	3,328	A

				8,283

Capital Markets — 2.6%
Lehman Brothers Holdings E-Capital Trust I	6.155%	8/19/65	3,206	3,235	B
Merrill Lynch and Co. Inc.	5.588%	2/5/10	2,334	2,343	B
Morgan Stanley	5.050%	1/21/11	1,544	1,534
Morgan Stanley	5.625%	1/9/12	1,940	1,972
The Bear Stearns Cos. Inc.	4.550%	6/23/10	1,118	1,094
The Goldman Sachs Group Inc.	5.663%	6/28/10	5,494	5,527	B

				15,705

Chemicals — 0.4%
The Dow Chemical Co.	5.750%	12/15/08	616	621
The Dow Chemical Co.	5.970%	1/15/09	713	721
The Dow Chemical Co.	6.000%	10/1/12	810	832

				2,174

Commercial Banks — 1.5%
SunTrust Capital VIII	6.100%	12/1/66	550	535	C
Wachovia Capital Trust III	5.800%	3/15/42	6,788	6,844	C
Wells Fargo Capital X	5.950%	12/15/36	1,550	1,519

				8,898

Commercial Services and Supplies — 0.9%
Waste Management Inc.	6.875%	5/15/09	2,285	2,362
Waste Management Inc.	7.375%	8/1/10	3,055	3,250

				5,612

Consumer Finance — 4.2%
Ford Motor Credit Co.	6.193%	9/28/07	7,730	7,719	B
Ford Motor Credit Co.	8.371%	11/2/07	251	255	B
Ford Motor Credit Co.	6.625%	6/16/08	9,148	9,142
GMAC LLC	6.125%	8/28/07	3,792	3,793	A
GMAC LLC	6.516%	9/23/08	995	1,001	B
GMAC LLC	6.750%	12/1/14	1,556	1,598	A

Nissan Motor Acceptance Corp.	5.625%	3/14/11	2,196	2,197	D

				25,705

Diversified Financial Services — 3.7%
Dryden Investor Trust	7.157%	7/23/08	1,260	1,276
HSBC Finance Corp.	5.624%	5/10/10	522	524	B
International Lease Finance Corp.	5.000%	4/15/10	4,262	4,215	A
JPMorgan Chase and Co.	5.125%	9/15/14	1,329	1,307
JPMorgan Chase Capital XIII	6.317%	9/30/34	122	122	B
National Rural Utilities Cooperative Finance Corp.	3.875%	2/15/08	940	925
National Rural Utilities Cooperative Finance Corp.	5.750%	12/1/08	559	563
Residential Capital Corp.	6.742%	6/29/07	3,962	3,982	B
Residential Capital Corp.	6.675%	11/21/08	5,130	5,194	B
Residential Capital Corp.	6.474%	4/17/09	1,300	1,313	B
Residential Capital Corp.	6.000%	2/22/11	1,216	1,214	A
ZFS Finance USA Trust II	6.450%	12/15/65	2,060	2,101	C,D

				22,736

Diversified Telecommunication Services — 1.2%
AT&T Inc.	5.300%	11/15/10	3,226	3,227	A
Verizon Global Funding Corp.	7.250%	12/1/10	4,051	4,318

				7,545

Electric Utilities — 2.4%
Alabama Power Co.	5.560%	8/25/09	1,134	1,138	B
Appalachian Power Co.	3.600%	5/15/08	1,094	1,068
Commonwealth Edison Co.	6.150%	3/15/12	263	268
Duke Energy Corp.	6.250%	1/15/12	1,078	1,123
Duke Energy Corp.	5.625%	11/30/12	729	742
Exelon Corp.	6.750%	5/1/11	2,269	2,370
FirstEnergy Corp.	6.450%	11/15/11	3,107	3,240
Niagara Mohawk Power Corp.	7.750%	10/1/08	1,742	1,805
Pacific Gas and Electric Co.	3.600%	3/1/09	2,309	2,230
TXU Energy Co.	7.000%	3/15/13	430	450

				14,434

Food and Staples Retailing — 0.3%
Safeway Inc.	6.500%	3/1/11	760	786
The Kroger Co.	6.200%	6/15/12	883	906

				1,692

Food Products — 0.9%
Kraft Foods Inc.	5.625%	11/1/11	1,932	1,953
Pepsi Bottling Holdings Inc.	5.625%	2/17/09	1,978	1,995	D
Sara Lee Corp.	2.750%	6/15/08	1,661	1,596

				5,544

Health Care Providers and Services — 0.8%
HCA Inc.	8.750%	9/1/10	822	857
Quest Diagnostics Inc.	7.500%	7/12/11	2,220	2,386
Universal Health Services Inc.	6.750%	11/15/11	1,720	1,768

				5,011

Hotels Restaurants and Leisure — 0.4%
Caesars Entertainment Inc.	7.500%	9/1/09	802	832	A
Harrah’s Operating Co. Inc.	5.500%	7/1/10	754	739
Harrah’s Operating Co. Inc.	5.625%	6/1/15	1,378	1,182

				2,753

Independent Power Producers and Energy Traders — 0.5%
TXU Corp.	4.800%	11/15/09	570	556
TXU Corp.	5.550%	11/15/14	2,480	2,355	A

				2,911

IT Services — 0.4%
Electronic Data Systems Corp.	7.125%	10/15/09	2,625	2,737

Media — 2.7%
Clear Channel Communications Inc.	4.250%	5/15/09	3,347	3,241
Comcast Cable Communications Inc.	6.750%	1/30/11	4,303	4,509
Liberty Media LLC	7.875%	7/15/09	2,820	2,941
News America Inc.	5.300%	12/15/14	2,344	2,304
Time Warner Inc.	6.875%	5/1/12	1,288	1,361
Turner Broadcasting System Inc.	8.375%	7/1/13	1,483	1,668
Viacom Inc.	5.750%	4/30/11	420	420

				16,444

Multi-Utilities — 0.6%
CenterPoint Energy Inc.	5.875%	6/1/08	1,325	1,327
Dominion Resources Inc.	5.700%	9/17/12	1,596	1,614
MidAmerican Energy Holdings Co.	5.875%	10/1/12	827	842

				3,783

Multiline Retail — 0.2%
May Department Stores Co.	5.750%	7/15/14	1,470	1,438

Oil, Gas and Consumable Fuels — 5.5%
Anadarko Petroleum Corp.	5.950%	9/15/16	4,110	4,119
Apache Corp.	6.250%	4/15/12	1,870	1,942
Devon Financing Corp. ULC	6.875%	9/30/11	2,577	2,725
Hess Corp.	6.650%	8/15/11	4,528	4,715
Kinder Morgan Energy Partners LP	7.500%	11/1/10	1,321	1,408	A
Kinder Morgan Energy Partners LP	6.750%	3/15/11	1,337	1,391
Occidental Petroleum Corp.	6.750%	1/15/12	1,000	1,061	A
Pemex Project Funding Master Trust	6.125%	8/15/08	319	321
Pemex Project Funding Master Trust	6.660%	6/15/10	4,603	4,725	B,D
Pemex Project Funding Master Trust	5.970%	12/3/12	1,075	1,078	B,D
Pemex Project Funding Master Trust	7.375%	12/15/14	178	196	A
Sonat Inc.	7.625%	7/15/11	3,954	4,191
The Williams Cos. Inc.	8.125%	3/15/12	1,540	1,667	A
XTO Energy Inc.	7.500%	4/15/12	859	933
XTO Energy Inc.	6.250%	4/15/13	1,645	1,697	A
XTO Energy Inc.	5.650%	4/1/16	1,612	1,594

				33,763

Paper and Forest Products — 0.3%
Willamette Industries Inc.	7.125%	7/22/13	1,839	1,952

Thrifts and Mortgage Finance — 0.4%
Washington Mutual Inc.	4.200%	1/15/10	2,423	2,346

Tobacco — 0.1%
Altria Group Inc.	5.625%	11/4/08	550	552
Altria Group Inc.	7.000%	11/4/13	340	369

				921

Wireless Telecommunication Services — 1.4%
New Cingular Wireless Services Inc.	8.125%	5/1/12	2,774	3,122
Sprint Capital Corp.	8.375%	3/15/12	2,669	2,966
Sprint Nextel Corp.	6.000%	12/1/16	2,250	2,193

				8,281

Total Corporate Bonds and Notes (Cost — $204,457)				204,366

Asset-Backed Securities — 1.0%
Fixed Rate Securities — 0.4%
ABFS Mortgage Loan Trust 2002-3	4.263%	9/15/33	213	210	C
Conseco Finance Securitizations Corp. 2000-4	8.310%	5/1/32	648	542
Green Tree Financial Corp. 1994-6	8.900%	1/15/20	1,662	1,686
Mego Mortgage Home Loan Trust 1996-2	7.275%	8/25/17	9	9
UCFC Home Equity Loan 1998-D	6.905%	4/15/30	336	336

				2,783

Indexed SecuritiesB — 0.5%
AFC Home Equity Loan Trust 2003-3	5.700%	10/25/30	933	937	D
AMRESCO Residential Securities Mortgage Loan Trust 1998-2	6.175%	6/25/28	121	121
Countrywide Asset-Backed Certificates 2002-BC1	6.010%	4/25/32	521	522
Indymac Home Equity Loan Asset-Backed Trust 2001-A	5.610%	3/25/31	342	345
MSDWCC Heloc Trust 2003-1	5.620%	11/25/15	973	973
Residential Asset Securities Corp. 2003-KS1	5.720%	1/25/33	283	283

				3,181

Stripped Securities — 0.1%
ACA CDS 2002-1 Ltd.	2.742%	7/15/08	6,158	145	E1
Oakwood Mortgage Investors Inc. 2001-C	6.000%	5/15/08	2,977	205	E1

				350

Total Asset-Backed Securities (Cost — $6,509)				6,314

Mortgage-Backed Securities — 5.8%
Fixed Rate Securities — 1.7%
Asset Securitization Corp. 1996-D2	6.920%	2/14/29	26	26
Fannie Mae Grantor Trust 2002-T3	5.763%	12/25/11	3,103	3,205
GMAC Commercial Mortgage Securities Inc. 1998-C1	6.700%	5/15/30	541	547
Prime Mortgage Trust 2006-DR1 2A2	6.000%	11/25/36	1,078	1,075	D
Virginia Housing Development Mortgage Bonds Pass-Through Certificates 2006	6.000%	6/25/34	5,376	5,376

				10,229

Indexed SecuritiesB — 2.0%
Countrywide Home Loans 2003-49	3.697%	10/25/33	810	795
GMAC Mortgage Corp. Loan Trust 2005-AR5 3A1	5.048%	9/19/35	1,692	1,680
Impac CMB Trust 2003-12	6.110%	12/25/33	622	623
MASTR Adjustable Rate Mortgages Trust 2004-13	3.786%	11/21/34	5,915	5,744
Wells Fargo Mortgage-Backed Securities Trust 2004-S	3.539%	9/25/34	3,525	3,438

				12,280

Variable Rate SecuritiesF — 2.1%
Banc of America Funding Corp. 2005-B	5.096%	4/25/35	2,274	2,260
Bear Stearns Alt-A Trust 2005-2	4.726%	4/25/35	1,863	1,837
Citigroup Mortgage Loan Trust Inc. 2005-8 1A1A	5.315%	10/25/35	1,920	1,911
Countrywide Home Loans 2004-20	7.190%	9/25/34	1,216	1,240
Merrill Lynch Mortgage Investors Inc. 2005-A2	4.489%	2/25/35	1,714	1,686
MLCC Mortgage Investors Inc. 2005-1 2A1	4.967%	4/25/35	886	879
MLCC Mortgage Investors Inc. 2005-1 2A2	4.967%	4/25/35	2,757	2,736
WaMu Mortgage Pass-Through Certificates 2004-AR11	4.564%	10/25/34	393	387

				12,936

Total Mortgage-Backed Securities (Cost — $35,632)				35,445

U.S. Government and Agency Obligations — 24.5%
Fixed Rate Securities — 19.5%
Fannie Mae	5.000%	9/15/08	1,380	1,379
Fannie Mae	7.250%	1/15/10	162	172
Fannie Mae	6.250%	2/1/11	5,890	6,138
Fannie Mae	4.625%	5/1/13	235	228
Fannie Mae	4.625%	10/15/13	5,600	5,486
Fannie Mae	5.125%	1/2/14	1,053	1,050
Farmer Mac	4.250%	7/29/08	1,005	992
Federal Farm Credit Bank	4.875%	4/4/12	2,561	2,549
Federal Home Loan Bank	5.100%	9/19/08	700	700
Federal Home Loan Bank	5.800%	3/30/09	485	491
Federal Home Loan Bank	5.375%	10/30/09	2,000	1,998
Federal Home Loan Bank	5.000%	12/21/15	840	838
Federal Home Loan Bank	4.750%	12/16/16	340	333
Federal Home Loan Bank	5.500%	7/15/36	180	188
Freddie Mac	4.750%	1/18/11	5,899	5,860
Freddie Mac	5.125%	7/15/12	3,080	3,102
Tennessee Valley Authority	5.625%	1/18/11	373	382
Tennessee Valley Authority	6.790%	5/23/12	2,747	2,980
Tennessee Valley Authority	5.980%	4/1/36	70	77
United States Treasury Bonds	6.000%	2/15/26	280	318
United States Treasury Bonds	6.125%	11/15/27	1,475	1,711	A
United States Treasury Bonds	4.500%	2/15/36	80	76	A
United States Treasury Notes	2.250%	2/15/07	1,920	1,914
United States Treasury Notes	4.375%	5/15/07	794	792
United States Treasury Notes	6.625%	5/15/07	1,856	1,866
United States Treasury Notes	2.750%	8/15/07	421	415
United States Treasury Notes	4.375%	1/31/08	81	80

United States Treasury Notes	3.750%	5/15/08	19,642	19,341
United States Treasury Notes	5.000%	7/31/08	8,400	8,414
United States Treasury Notes	3.875%	5/15/09	3,946	3,869
United States Treasury Notes	4.000%	6/15/09	4,246	4,173
United States Treasury Notes	3.875%	9/15/10	5,956	5,790
United States Treasury Notes	4.500%	2/28/11	2,901	2,880
United States Treasury Notes	4.750%	3/31/11	1,118	1,120	A
United States Treasury Notes	4.875%	4/30/11	450	453
United States Treasury Notes	4.625%	8/31/11	1,500	1,495
United States Treasury Notes	4.500%	11/30/11	4,220	4,182
United States Treasury Notes	4.250%	8/15/13	15,740	15,345	A
United States Treasury Notes	4.250%	8/15/15	336	325	A
United States Treasury Notes	4.875%	8/15/16	9,820	9,937	A

				119,439

Stripped Securities — 0.6%
United States Treasury Bonds	0.000%	11/15/24	9,318	3,875	A,E2

Treasury Inflation-Protected SecuritiesH — 4.4%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	1,257	1,192
United States Treasury Inflation-Protected Security	2.375%	4/15/11	4,474	4,456
United States Treasury Inflation-Protected Security	3.000%	7/15/12	18	18
United States Treasury Inflation-Protected Security	1.875%	7/15/13	338	327
United States Treasury Inflation-Protected Security	2.000%	1/15/14	3,074	2,986	A
United States Treasury Inflation-Protected Security	2.000%	7/15/14	156	152	A
United States Treasury Inflation-Protected Security	1.875%	7/15/15	3,925	3,762	A
United States Treasury Inflation-Protected Security	2.000%	1/15/16	2,579	2,490
United States Treasury Inflation-Protected Security	2.500%	7/15/16	9,195	9,264
United States Treasury Inflation-Protected Security	2.375%	1/15/25	1,471	1,465	A
United States Treasury Inflation-Protected Security	2.000%	1/15/26	937	881	A

				26,993

Total U.S. Government and Agency Obligations (Cost — $150,912)				150,307

U.S. Government Agency Mortgage-Backed Securities — 12.0%
Fixed Rate Securities — 9.4%
Fannie Mae	6.500%	6/1/14	107	110
Fannie Mae	8.000%	9/1/15	51	52
Fannie Mae	9.500%	4/15/21	40	43
Fannie Mae	6.000%	10/1/36	16,008	16,117
Fannie Mae	5.000%	12/1/36	35,100	33,882	I
Fannie Mae	5.500%	12/1/36	100	99	I
Fannie Mae	6.500%	12/1/36	50	51	I
Freddie Mac	4.375%	11/16/07	4,100	4,070
Freddie Mac	4.500%	1/15/13	1,985	1,936
Freddie Mac	6.500%	6/1/13 to 11/1/15	60	61
Freddie Mac	7.500%	4/1/17	3	3
Freddie Mac	9.300%	4/15/19	62	66
Freddie Mac	5.000%	12/1/36	891	860	I
Government National Mortgage Association	6.000%	12/1/36	300	304	I

				57,654

Indexed SecuritiesB — 2.6%
Fannie Mae	5.288%	3/1/18	26	26
Fannie Mae	4.324%	11/1/34	689	678
Fannie Mae	4.215%	12/1/34	889	872
Fannie Mae	4.860%	1/1/35	3,922	3,907
Fannie Mae	3.776%	3/1/35	1,638	1,596
Fannie Mae	4.765%	4/1/35	1,001	991
Freddie Mac	5.764%	1/1/19	9	9
Freddie Mac	4.346%	12/1/34	336	331
Freddie Mac	4.459%	12/1/34	1,702	1,684
Freddie Mac	4.082%	1/1/35	327	320
Freddie Mac	4.111%	1/1/35	582	569
Freddie Mac	4.604%	7/1/35	4,844	4,843

				15,826

Stripped Securities — N.M.
Fannie Mae	0.000%	5/25/22	9	7	E2
Freddie Mac	10.000%	3/1/21	7	2	E1

				9

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $74,114)				73,489

Yankee BondsJ — 11.3%
Aerospace and Defense — 0.2%
Systems 2001 Asset Trust	6.664%	9/15/13	1,215	1,272	D

Commercial Banks — 4.6%
Glitnir Banki Hf	5.800%	1/21/11	4,310	4,311	B,D
Glitnir Banki Hf	6.206%	7/28/11	120	122	B,D
HBOS Treasury Services PLC	4.000%	9/15/09	1,240	1,202	D
HSBC Holdings PLC	7.500%	7/15/09	3,808	4,013
Kaupthing Bank Hf	5.750%	10/4/11	4,090	4,086	A,D
Landsbanki Islands Hf	6.100%	8/25/11	2,210	2,247	D
Resona Preferred Global Securities	7.191%	12/29/49	2,360	2,463	C,D
Royal Bank of Scotland Group PLC	9.118%	3/31/49	2,431	2,693
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	3,935	3,930	C,D
VTB Capital SA for Vneshtorgbank	5.970%	8/1/08	3,000	3,001	B,D
VTB Capital SA for Vneshtorgbank	5.970%	8/1/08	240	241	B,D

				28,309

Diversified Financial Services — 1.3%
Aiful Corp.	5.000%	8/10/10	3,371	3,271	D
MUFG Captial Finance 1 Ltd.	6.346%	7/29/49	1,612	1,636	A,C
TNK-BP Finance SA	6.875%	7/18/11	2,783	2,877	A,D

				7,784

Diversified Telecommunication Services — 2.6%
British Telecommunications PLC	8.625%	12/15/10	3,817	4,260	F
Deutsche Telekom International Finance BV	8.000%	6/15/10	1,612	1,746
France Telecom SA	7.750%	3/1/11	2,358	2,568
Koninklijke (Royal) KPN NV	8.000%	10/1/10	4,007	4,323
Telecom Italia Capital	5.851%	2/1/11	2,779	2,765	B

				15,662

Electric Utilities — 0.3%
SP PowerAssets Ltd.	5.000%	10/22/13	1,592	1,563	D

Foreign Governments — 0.8%
Russian Federation	5.000%	3/31/30	4,384		4,949	C,D,J

Industrial Conglomerates — 0.4%
Tyco International Group SA	6.000%	11/15/13	2,358		2,440

Metals and Mining — 0.6%
Vale Overseas Ltd.	6.250%	1/23/17	3,560		3,576

Multi-Utilities — 0.1%
United Utilities PLC	6.450%	4/1/08	778		786

Oil, Gas and Consumable Fuels — 0.4%
Gazprom	6.212%	11/22/16	1,710		1,722	D
Petrozuata Finance Inc.	8.220%	4/1/17	883		881	D

					2,603

Total Yankee Bonds (Cost — $67,802)					68,944

Preferred Stocks — 0.1%
Home Ownership Funding Corp.	1.000%		1	shs	88	D
Home Ownership Funding Corp. II	1.000%		2		266	D

Total Preferred Stocks (Cost — $1,942)					354

Total Long-Term Securities (Cost — $541,368)					539,219

Investment of Collateral From Securities Lending — 6.2%
State Street Navigator Securities Lending Prime Portfolio			38,105		38,105

Total Investment of Collateral From Securities Lending (Cost — $38,105)					38,105

Short-Term Securities — 16.3%
U.S. Government and Agency Obligations — 0.9%
Fannie Mae	0.000%	6/25/07	5,737		5,597	G,K

Repurchase Agreement — 15.4%
Lehman Brothers Inc. 3.2%, dated 12/29/06, to be repurchased at $94,198 on 1/2/07 (Collateral $95,085 Fannie Mac notes, 6.3%, due 4/18/16, value $96,027)			94,144		94,144

Total Short-Term Securities (Cost — $99,743)					99,741

Total Investments — 110.6% (Cost — $679,216)					677,065
Obligation to return collateral from securities lending — (6.2)%					(38,105)
Other Assets Less Liabilities — (4.4)%					(26,968)

Net Assets — 100.0%					$611,992

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased
U.S. Treasury Note Futures	March 2007	592	$(266)
U.S. Treasury Note Futures	March 2007	264	(142)

			$(408)

Futures Contracts Written
U.S. Treasury Bond Futures	March 2007	62	$109
U.S. Treasury Note Futures	March 2007	108	58

			$167

Options Written
U.S. Treasury Note Futures Call, Strike Price $110.00	February 2007	158	$30
U.S. Treasury Note Futures Call, Strike Price $111.00	February 2007	5	1
U.S. Treasury Note Futures Put, Strike Price $106.00	February 2007	160	18
U.S. Treasury Note Futures Put, Strike Price $107.00	February 2007	158	(31)

			$18

A	All or a portion of this security is on loan.
B	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill Rate. The coupon rates are the rates as of December 31, 2006.
C	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes.
D	Rule 144A Security - A security purchased pursuant to Rule 144A under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 8.59% of net assets.
E	Stripped Security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
F	The coupon rates shown on variable rate securities are the rates at December 31, 2006. These rates vary with the weighted average coupon of the underlying loans.
G	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
H	Inflation-Protected Securities - Security whose principal value is adjusted daily or monthly in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
I	When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
J	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
K	All or a portion of this security is pledged as collateral to cover futures and options contracts.

N.M.-Not Meaningful.

Western Asset Intermediate Plus Bond Portfolio

December 31, 2006 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — 88.1%
Corporate Bonds and Notes — 35.8%
Automobiles — 1.0%
DaimlerChrysler NA Holding Corp.	6.500%	11/15/13	$560		$575
Ford Motor Co.	7.450%	7/16/31	110		86
General Motors Corp.	8.375%	7/5/33	50	EUR	64
General Motors Corp.	8.375%	7/15/33	120		111

					836

Capital Markets — 1.8%
Lehman Brothers Holdings E-Capital Trust I	6.155%	8/19/65	430		434	A
Lehman Brothers Holdings Inc.	4.500%	7/26/10	140		136
Merrill Lynch and Co. Inc.	5.588%	2/5/10	160		161	A
Morgan Stanley	5.050%	1/21/11	180		179
Morgan Stanley	5.625%	1/9/12	330		335
The Bear Stearns Cos. Inc.	4.550%	6/23/10	250		245

					1,490

Chemicals — 0.6%
The Dow Chemical Co.	5.750%	12/15/08	100		101
The Dow Chemical Co.	5.970%	1/15/09	70		71
The Dow Chemical Co.	6.000%	10/1/12	300		308

					480

Commercial Banks — 1.5%
SunTrust Capital VIII	6.100%	12/1/66	80		78	B
Wachovia Capital Trust III	5.800%	8/29/49	970		978	B
Wells Fargo Capital X	5.950%	12/15/36	210		206

					1,262

Commercial Services and Supplies — 0.9%
Waste Management Inc.	6.875%	5/15/09	250		259
Waste Management Inc.	7.375%	8/1/10	460		489

					748

Computers and Peripherals — 0.1%
International Business Machines Corp.	4.750%	11/29/12	100		98

Consumer Finance — 6.5%
American Express Co.	6.800%	9/1/66	250		267	B
Caterpillar Financial Services Corp.	3.450%	1/15/09	120		116
Ford Motor Credit Co.	6.625%	6/16/08	850		849
Ford Motor Credit Co.	9.824%	4/15/12	1,000		1,060	A
GMAC LLC	6.274%	1/16/07	700		700	A
GMAC LLC	6.125%	8/28/07	370		370
GMAC LLC	6.875%	9/15/11	700		718
GMAC LLC	6.000%	12/15/11	850		846
GMAC LLC	6.750%	12/1/14	40		41
John Deere Capital Corp.	5.100%	1/15/13	200		197

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Consumer Finance — Continued
Nissan Motor Acceptance Corp.	5.625%	3/14/11	320	320	C

				5,484

Diversified Financial Services — 3.0%
HSBC Finance Corp.	5.624%	5/10/10	454	456	A
International Lease Finance Corp.	5.000%	4/15/10	510	504
JPMorgan Chase and Co.	5.125%	9/15/14	210	207
JPMorgan Chase Capital XIII	6.314%	9/30/34	20	20	A
National Rural Utilities Cooperative Finance Corp.	3.875%	2/15/08	100	99
Residential Capital Corp.	6.742%	6/29/07	100	101	A
Residential Capital Corp.	6.675%	11/21/08	80	81	A
Residential Capital Corp.	6.474%	4/17/09	130	131	A
Residential Capital Corp.	6.000%	2/22/11	300	299
The Williams Cos. Inc. Credit Linked Certificate Trust	6.750%	4/15/09	170	173	C
The Williams Cos. Inc. Credit Linked Certificate Trust	8.621%	5/1/09	255	271	A,C
ZFS Finance USA Trust II	6.450%	12/15/65	240	245	B,C

				2,587

Diversified Telecommunication Services — 1.2%
AT&T Inc.	5.300%	11/15/10	460	460
Qwest Communications International Inc.	8.874%	2/15/09	200	203	A
Verizon Global Funding Corp.	7.250%	12/1/10	350	373

				1,036

Electric Utilities — 2.4%
Alabama Power Co.	5.560%	8/25/09	120	121	A
Appalachian Power Co.	3.600%	5/15/08	277	271
Duke Energy Corp.	6.250%	1/15/12	200	208
Duke Energy Corp.	5.625%	11/30/12	160	163
Exelon Corp.	6.750%	5/1/11	300	313
FirstEnergy Corp.	6.450%	11/15/11	500	521
Niagara Mohawk Power Corp.	7.750%	10/1/08	50	52
Pacific Gas and Electric Co.	3.600%	3/1/09	320	309
TXU Energy Co.	7.000%	3/15/13	50	52

				2,010

Food and Staples Retailing — 0.1%
Safeway Inc.	6.500%	3/1/11	110	114

Food Products — 0.9%
Kraft Foods Inc.	5.625%	11/1/11	340	343
Pepsi Bottling Holdings Inc.	5.625%	2/17/09	320	323	C
Sara Lee Corp.	2.750%	6/15/08	150	144

				810

Health Care Providers and Services — 1.2%
HCA Inc.	8.750%	9/1/10	50	52
HCA Inc.	6.250%	2/15/13	130	115
HCA Inc.	6.750%	7/15/13	70	63

HCA Inc.	9.125%	11/15/14	10	11	C
HCA Inc.	9.250%	11/15/16	90	96	C
HCA Inc.	9.625%	11/15/16	60	64	C
Quest Diagnostics Inc.	7.500%	7/12/11	320	344
Universal Health Services Inc.	6.750%	11/15/11	240	247

				992

Hotels Restaurants and Leisure — 0.5%
Caesars Entertainment Inc.	7.500%	9/1/09	90	93
Harrah’s Operating Co. Inc.	5.500%	7/1/10	200	196
Harrah’s Operating Co. Inc.	5.625%	6/1/15	130	112

				401

Independent Power Producers and Energy Traders — 0.7%
The AES Corp.	9.500%	6/1/09	150	160
TXU Corp.	4.800%	11/15/09	170	166
TXU Corp.	5.550%	11/15/14	280	266

				592

IT Services — 0.4%
Electronic Data Systems Corp.	7.125%	10/15/09	330	344

Leisure Equipment and Products — N.M.
Eastman Kodak Co.	3.625%	5/15/08	10	10

Media — 2.7%
Clear Channel Communications Inc.	4.250%	5/15/09	480	465
Comcast Cable Communications Inc.	6.750%	1/30/11	510	535
Liberty Media LLC	7.875%	7/15/09	440	459
News America Inc.	5.300%	12/15/14	400	393
Time Warner Inc.	6.875%	5/1/12	200	211
Turner Broadcasting System Inc.	8.375%	7/1/13	130	146
Viacom Inc.	5.750%	4/30/11	60	60

				2,269

Multi-Utilities — 0.6%
CenterPoint Energy Inc.	5.875%	6/1/08	120	120
Dominion Resources Inc.	5.700%	9/17/12	380	384

				504

Multiline Retail — 0.2%
May Department Stores Co.	5.750%	7/15/14	210	205

Oil, Gas and Consumable Fuels — 6.8%
Apache Corp.	6.250%	4/15/12	100	104
ConocoPhillips	4.750%	10/15/12	500	488
Devon Financing Corp. ULC	6.875%	9/30/11	450	476
El Paso Corp.	7.000%	5/15/11	730	757
Hess Corp.	6.650%	8/15/11	690	718
Kerr-McGee Corp.	6.625%	10/15/07	60	60
Kerr-McGee Corp.	6.875%	9/15/11	650	687
Kinder Morgan Energy Partners LP	7.500%	11/1/10	290	309
Kinder Morgan Energy Partners LP	6.750%	3/15/11	80	83
Occidental Petroleum Corp.	6.750%	1/15/12	200	212
Pemex Project Funding Master Trust	6.125%	8/15/08	322	325
Pemex Project Funding Master Trust	5.970%	12/3/12	220	221	A,C

Pemex Project Funding Master Trust	7.375%	12/15/14	230	253
The Williams Cos. Inc.	6.375%	10/1/10	60	60	C
The Williams Cos. Inc.	7.372%	10/1/10	280	286	A,C
XTO Energy Inc.	7.500%	4/15/12	100	109
XTO Energy Inc.	6.250%	4/15/13	190	196
XTO Energy Inc.	5.650%	4/1/16	460	455

				5,799

Paper and Forest Products — 0.2%
Weyerhaeuser Co.	6.750%	3/15/12	130	136

Thrifts and Mortgage Finance — 0.3%
Washington Mutual Inc.	4.200%	1/15/10	290	281

Tobacco — 0.8%
Altria Group Inc.	5.625%	11/4/08	170	171
Altria Group Inc.	7.000%	11/4/13	480	521

				692

Wireless Telecommunication Services — 1.4%
New Cingular Wireless Services Inc.	8.125%	5/1/12	400	450
Sprint Capital Corp.	8.375%	3/15/12	370	411
Sprint Nextel Corp.	6.000%	12/1/16	310	302

				1,163

Total Corporate Bonds and Notes (Cost — $30,288)				30,343

Asset-Backed Securities — 0.1%
Indexed SecuritiesA — 0.1%
Metris Master Trust 2004-1	5.630%	4/20/11	100	100
Residential Asset Securities Corp. 2002-KS7	6.090%	11/25/32	15	15

Total Asset-Backed Securities (Cost — $116)				115

Mortgage-Backed Securities — 3.4%
Fixed Rate Securities — N.M.
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1	7.000%	3/25/34	25	25

Indexed SecuritiesA — 0.8%
GMAC Mortgage Corp. Loan Trust 2005-AR5 3A1	5.048%	9/19/35	171	170
MASTR Adjustable Rate Mortgages Trust 2004-13	3.786%	11/21/34	450	437
MLCC Mortgage Investors Inc. 2004-B	7.068%	5/25/29	26	27

				634

Variable Rate SecuritiesD — 2.6%
Banc of America Funding Corp. 2005-B	5.096%	4/20/35	185	184
Bear Stearns Alt-A Trust 2005-2	4.726%	4/25/35	141	139
Countrywide Home Loans 2004-20	7.288%	9/25/34	29	30
JP Morgan Mortgage Trust 2004-A3	4.298%	7/25/34	602	597
MLCC Mortgage Investors Inc. 2005-1 2A1	4.966%	4/25/35	65	65
MLCC Mortgage Investors Inc. 2005-1 2A2	4.966%	4/25/35	212	211
Structured Adjustable Rate Mortgage Loan Trust 2004-6 3A2	4.722%	6/25/34	196	195
Washington Mutual Inc. 2005-AR12	4.838%	10/25/35	501	493
Washington Mutual Inc. 2005-AR4	4.673%	4/25/35	300	293

				2,207

Total Mortgage-Backed Securities (Cost — $2,881)				2,866

U.S. Government and Agency Obligations — 28.6%
Fixed Rate Securities — 23.7%
Fannie Mae	5.000%	9/15/08	200	200
Fannie Mae	4.625%	10/15/13	430	421
Farmer Mac	4.250%	7/29/08	80	79
Federal Home Loan Bank	5.125%	6/13/08	140	140
Federal Home Loan Bank	5.100%	9/19/08	100	100
Federal Home Loan Bank	5.000%	12/21/15	540	539
Federal Home Loan Bank	4.750%	12/16/16	210	206
Federal Home Loan Bank	5.500%	7/15/36	20	21
Freddie Mac	4.750%	1/18/11	710	705
Tennessee Valley Authority	5.625%	1/18/11	10	10
Tennessee Valley Authority	6.790%	5/23/12	210	228
Tennessee Valley Authority	5.980%	4/1/36	10	11
United States Treasury Bonds	6.000%	2/15/26	40	45
United States Treasury Bonds	6.125%	11/15/27	110	128
United States Treasury Bonds	4.500%	2/15/36	14	13
United States Treasury Notes	3.000%	11/15/07	3,600	3,538
United States Treasury Notes	4.375%	1/31/08	120	119
United States Treasury Notes	3.750%	5/15/08	3,940	3,880
United States Treasury Notes	5.000%	7/31/08	700	701
United States Treasury Notes	3.375%	10/15/09	760	733
United States Treasury Notes	6.500%	2/15/10	40	42
United States Treasury Notes	3.875%	9/15/10	2,650	2,576
United States Treasury Notes	4.500%	2/28/11	340	338
United States Treasury Notes	4.750%	3/31/11	80	80
United States Treasury Notes	4.875%	4/30/11	950	956
United States Treasury Notes	4.500%	11/30/11	460	456
United States Treasury Notes	4.250%	8/15/13	1,630	1,589
United States Treasury Notes	4.250%	8/15/15	130	126
United States Treasury Notes	4.500%	2/15/16	410	404
United States Treasury Notes	4.875%	8/15/16	1,680	1,700
United States Treasury Notes	4.625%	11/15/16	10	10

				20,094

Stripped Securities — 0.7%
United States Treasury Bonds	0.000%	11/15/24	1,270	528	E2

Treasury Inflation-Protected SecuritiesF — 4.2%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	170	161
United States Treasury Inflation-Protected Security	2.375%	4/15/11	610	608
United States Treasury Inflation-Protected Security	2.000%	1/15/14	623	605
United States Treasury Inflation-Protected Security	2.000%	7/15/14	11	10
United States Treasury Inflation-Protected Security	1.875%	7/15/15	405	388
United States Treasury Inflation-Protected Security	2.000%	1/15/16	325	314
United States Treasury Inflation-Protected Security	2.500%	7/15/16	1,299	1,309
United States Treasury Inflation-Protected Security	2.375%	1/15/25	75	75
United States Treasury Inflation-Protected Security	2.000%	1/15/26	102	96

				3,566

Total U.S. Government and Agency Obligations (Cost — $24,294)				24,188

U.S. Government Agency Mortgage-Backed Securities — 8.9%
Fixed Rate Securities — 7.7%
Fannie Mae	5.000%	12/1/36	4,800		4,634	G
Fannie Mae	6.000%	12/1/36	1,400		1,409	G
Freddie Mac	4.375%	11/16/07	370		367
Freddie Mac	5.000%	12/1/36	100		97	G

					6,507

Indexed SecuritiesA — 1.2%
Fannie Mae	4.233%	12/1/34	603		590
Fannie Mae	4.600%	9/1/35	369		369
Freddie Mac	4.082%	1/1/35	24		23
Freddie Mac	4.111%	1/1/35	44		43

					1,025

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $7,598)					7,532

Yankee BondsH — 11.1%
Commercial Banks — 4.0%
Banco Santiago SA	5.703%	12/9/09	200		201	A,C
Glitnir Banki Hf	5.800%	1/21/11	640		640	A,C
HSBC Holdings PLC	7.500%	7/15/09	120		127
Kaupthing Bank Hf	5.750%	10/4/11	580		579	C
Landsbanki Islands Hf	6.100%	8/25/11	330		336	C
Resona Preferred Global Securities	7.191%	12/29/49	340		355	B,C
Royal Bank of Scotland Group PLC	9.118%	3/31/49	180		199
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	560		559	B,C
VTB Capital SA for Vneshtorgbank	5.970%	8/1/08	430		430	A,C

					3,426

Diversified Financial Services — 1.1%
Aiful Corp.	5.000%	8/10/10	390		378	C
MUFG Captial Finance 1 Ltd.	6.346%	7/29/49	150		152	B
TNK-BP Finance SA	6.875%	7/18/11	380		393	C

					923

Diversified Telecommunication Services — 2.6%
British Telecommunications PLC	8.625%	12/15/10	350		391
Deutsche Telekom International Finance BV	8.000%	6/15/10	440		476
France Telecom SA	7.750%	3/1/11	400		436
Koninklijke (Royal) KPN NV	8.000%	10/1/10	490		529
Telecom Italia Capital	5.851%	2/1/11	370		368	A

					2,200

Foreign Governments — 1.9%
Canadian Real Return Bond	4.000%	12/1/31	72	CAD	89	F
Federal Republic of Germany	3.750%	1/4/15	310	EUR	404
Federative Republic of Brazil	8.875%	4/15/24	20		25
Federative Republic of Brazil	10.125%	5/15/27	22		31
Federative Republic of Brazil	11.000%	8/17/40	144		191
Republic of Colombia	11.750%	2/25/20	17		25
Republic of Colombia	7.375%	9/18/37	100		107
Republic of Panama	7.125%	1/29/26	55		59
Republic of Panama	9.375%	4/1/29	14		19
Russian Federation	5.000%	3/31/30	210		237	B,C
Russian Federation	5.000%	3/31/30	340		384	B,C
United Mexican States	8.300%	8/15/31	10		13

					1,584

Industrial Conglomerates — 0.6%
Tyco International Group SA	6.000%	11/15/13	460		476

Metals and Mining — 0.5%
Vale Overseas Ltd.	6.250%	1/23/17	460		462

Multi-Utilities — 0.2%
United Utilities PLC	6.450%	4/1/08	170	172

Oil, Gas and Consumable Fuels — 0.2%
Gazprom	6.212%	11/22/16	190	191	C

Total Yankee Bonds (Cost — $9,287)				9,434

Preferred Stocks — 0.2%
General Motors Corp.	4.500%		7	182

Total Preferred Stocks (Cost — $168)				182

Total Long-Term Securities (Cost — $74,632)				74,660

Short-Term Securities — 16.3%
U.S. Government and Agency Obligations — 0.2%
Fannie Mae	0.000%	6/25/07	210	205	I,J

Repurchase Agreement — 16.1%
Goldman Sachs Group Inc. 5.23%, dated 12/29/06, to be repurchased at $13,667 on 1/2/07 (Collateral: $15,765 Tennessee Valley Authority notes, 5.375%, due 11/13/08, value $13,937)			13,659	13,659

Total Short-Term Securities (Cost — $13,864)				13,864

Total Investments — 104.4% (Cost — $88,496)				88,524
Other Assets Less Liabilities — (4.4)%				(3,812)

Net Assets — 100.0%				$84,712

		Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased
Bundesobligations Futures		March 2007	32	$(36)
LIBOR Futures		September 2007	41	(4)
U.S. Treasury Note Futures		March 2007	40	(22)
U.S. Treasury Note Futures		March 2007	105	(47)

				$(109)

Futures Contracts Written
U.S. Treasury Bond Futures		March 2007	9	$16
U.S. Treasury Note Futures		March 2007	81	60

				$76

Options Written
U.S. Treasury Note Futures Call, Strike Price $110.00	February 2007	23	5
U.S. Treasury Note Futures Call, Strike Price $111.00	February 2007	1	—
U.S. Treasury Note Futures Put, Strike Price $106.00	February 2007	23	2
U.S. Treasury Note Futures Put, Strike Price $107.00	February 2007	22	(4)

			$3

Open Forward Currency Exchange Contracts

	Contract to				Unrealized Gain/(Loss)
Settlement Date	ReceiveK		DeliverK
02/07/07	USD	205	AUD	272	$(9)
02/07/07	USD	443	CAD	498	14
02/07/07	USD	1,452	EUR	1,152	(72)
02/07/07	EUR	660	USD	849	24
02/07/07	JPY	104,502	USD	901	(18)

					$(61)

A	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or ten-year Japanese Government Bond Rate. The coupon rates are the rates as of December 31, 2006.
B	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes.
C	Rule 144A Security - A security purchased pursuant to Rule 144A under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 7.97% of net assets.
D	The coupon rates shown on variable rate securities are the rates at December 31, 2006. These rates vary with the weighted average coupon of the underlying loans.
E	Stripped Security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
F	Inflation-Protected Securities - Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
G	When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
H	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
I	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
J	All or a portion of this security is pledged as collateral to cover futures and options contracts.
K	Definitions of currency abbreviations

AUD — Australian dollar

CAD — Canadian dollar

EUR — Euro

JPY — Japanese Yen

USD — United States dollar

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

N.M. Not Meaningful.

Western Asset Core Bond Portfolio

December 31, 2006 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par/ Shares	Value
Long-Term Securities — 115.8%
Corporate Bonds and Notes — 18.2%
Aerospace and Defense — N.M.
United Technologies Corp.	5.400%	5/1/35	$1,460	$1,411	A

Airlines — 0.1%
Continental Airlines Inc.	6.900%	1/2/18	465	479
Continental Airlines Inc.	6.545%	8/2/20	2,799	2,898

				3,377

Automobiles — 0.3%
DaimlerChrysler NA Holding Corp.	4.050%	6/4/08	1,530	1,497	A
DaimlerChrysler NA Holding Corp.	7.200%	9/1/09	1,240	1,286
DaimlerChrysler NA Holding Corp.	5.875%	3/15/11	700	703	A
Ford Motor Co.	7.450%	7/16/31	15,410	12,097	A
General Motors Corp.	8.375%	7/15/33	2,860	2,646	A

				18,229

Building Products — 0.1%
Masco Corp.	7.125%	8/15/13	3,320	3,508

Capital Markets — 2.1%
Lehman Brothers Holdings Inc.	5.494%	4/20/07	5,470	5,474	B
Lehman Brothers Holdings Inc.	5.400%	4/2/08	50,000	50,047	B
Merrill Lynch and Co. Inc.	3.375%	9/14/07	11,120	10,974
Merrill Lynch and Co. Inc.	5.461%	6/16/08	31,040	31,093	B
Morgan Stanley	5.499%	1/18/08	8,000	8,012	B
Morgan Stanley	4.750%	4/1/14	3,070	2,935	A
Morgan Stanley	5.824%	10/18/16	4,040	4,061	B
The Goldman Sachs Group Inc.	4.750%	7/15/13	4,370	4,218

				116,814

Commercial Banks — 1.4%
Bank One Corp.	7.875%	8/1/10	4,500	4,881
Bank One Corp.	5.900%	11/15/11	2,000	2,041	A
Countrywide Bank NA	5.380%	8/16/07	35,000	34,996	B
Firstar Bank NA	7.125%	12/1/09	450	473
Rabobank Capital Funding Trust II	5.260%	12/31/49	470	460	C,D
Rabobank Capital Funding Trust III	5.254%	12/29/49	3,030	2,921	C,D
SunTrust Capital VIII	6.100%	12/1/66	14,370	13,978	D
U.S. Bancorp	3.125%	3/15/08	10,300	10,036
Wachovia Capital Trust III	5.800%	3/15/42	6,130	6,181	D
Wells Fargo Capital X	5.950%	12/15/36	2,490	2,440	D

				78,407

Commercial Services and Supplies — 0.5%
PHH Corp.	7.125%	3/1/13	5,010	5,216
Waste Management Inc.	7.125%	10/1/07	10,330	10,426
Waste Management Inc.	6.875%	5/15/09	2,000	2,067
Waste Management Inc.	6.375%	11/15/12	2,530	2,649
Waste Management Inc.	7.125%	12/15/17	6,000	6,602
Waste Management Inc.	7.375%	5/15/29	1,220	1,378	A

				28,338

Consumer Finance — 2.0%
Ford Motor Credit Co.	6.625%	6/16/08	8,900	8,894
Ford Motor Credit Co.	7.375%	10/28/09	50,175	50,282
Ford Motor Credit Co.	7.875%	6/15/10	6,310	6,362
Ford Motor Credit Co.	7.375%	2/1/11	6,435	6,370
Ford Motor Credit Co.	7.250%	10/25/11	5,910	5,787
GMAC LLC	6.125%	8/28/07	8,620	8,622	A
GMAC LLC	5.625%	5/15/09	9,550	9,475	A
GMAC LLC	7.750%	1/19/10	5,355	5,605
GMAC LLC	7.250%	3/2/11	820	853
GMAC LLC	0.000%	6/15/15	220	123	E
SLM Corp.	4.940%	4/1/09	8,960	8,712	B

				111,085

Diversified Financial Services — 1.9%
Bank of America Corp.	5.420%	3/15/17	2,000	1,978	C
Boeing Capital Corp.	7.375%	9/27/10	3,240	3,474
Dryden Investor Trust	7.157%	7/23/08	8,440	8,548
General Electric Capital Corp.	5.380%	10/24/08	15,000	15,005	B
HSBC Finance Corp.	5.410%	2/28/07	30,000	30,005	B
HSBC Finance Corp.	7.875%	3/1/07	2,800	2,811	A
HSBC Finance Corp.	8.000%	7/15/10	690	749
HSBC Finance Corp.	7.000%	5/15/12	700	755
HSBC Finance Corp.	6.375%	11/27/12	440	463	A
ILFC E-Capital Trust II	6.250%	12/21/65	3,590	3,647	A,C
J.P. Morgan and Co. Inc.	9.605%	2/15/12	2,000	2,074	B,D
JPMorgan Chase and Co.	5.750%	1/2/13	3,770	3,837	A
Residential Capital Corp.	6.125%	11/21/08	8,180	8,220
SB Treasury Co. LLC	9.400%	12/29/49	2,930	3,084	C,D
Sigma Finance Inc.	8.500%	8/11/16	17,200	17,200	C,D
Toll Brothers Finance Corp.	5.950%	9/15/13	7,300	7,144
Unilever Capital Corp.	7.125%	11/1/10	1,730	1,838

				110,832

Diversified Telecommunication Services — 0.1%
AT&T Inc.	5.100%	9/15/14	4,960	4,816
BellSouth Corp.	4.750%	11/15/12	440	425
Verizon Global Funding Corp.	7.250%	12/1/10	2,220	2,366
Verizon Global Funding Corp.	7.375%	9/1/12	5	5	A

				7,612

Electric Utilities — 0.8%
Duke Energy Corp.	6.250%	1/15/12	20	21
Exelon Corp.	5.625%	6/15/35	4,840	4,559	A
FirstEnergy Corp.	6.450%	11/15/11	340	355
FirstEnergy Corp.	7.375%	11/15/31	10,850	12,356	A
Pacific Gas and Electric Co.	6.050%	3/1/34	940	948	A
Progress Energy Inc.	7.100%	3/1/11	1,488	1,585	A
The Cleveland Electric Illuminating Co.	5.650%	12/15/13	280	279
The Detroit Edison Co.	6.125%	10/1/10	920	940

TXU Energy Co.	7.000%	3/15/13	25,800	26,996	A

				48,039

Food and Staples Retailing — 0.3%
CVS Lease Pass-Through Trust	6.036%	12/10/28	16,450	16,382	C

Food Products — 0.3%
H.J. Heinz Co.	6.428%	12/1/20	6,650	6,769	C
Sara Lee Corp.	6.250%	9/15/11	5,500	5,601
Tyson Foods Inc.	8.250%	10/1/11	4,420	4,776

				17,146

Gas Utilities — 0.2%
Southern Natural Gas Co.	8.000%	3/1/32	7,390	8,635

Health Care Equipment and Supplies — 0.1%
Boston Scientific Corp.	5.450%	6/15/14	3,530	3,389

Health Care Providers and Services — 1.0%
AmerisourceBergen Corp.	5.625%	9/15/12	3,520	3,460
AmerisourceBergen Corp.	5.875%	9/15/15	3,050	2,982
Cardinal Health Inc.	5.800%	10/15/16	3,530	3,522	C
HCA Inc.	5.750%	3/15/14	40,360	33,499
Tenet Healthcare Corp.	6.375%	12/1/11	2,500	2,288	A
Tenet Healthcare Corp.	7.375%	2/1/13	9,462	8,693	A

				54,444

Hotels Restaurants and Leisure — 0.2%
Marriott International Inc.	5.810%	11/10/15	4,400	4,325
Starwood Hotels and Resorts Worldwide Inc.	7.875%	5/1/12	6,400	6,759

				11,084

Household Durables — 0.3%
Centex Corp.	5.450%	8/15/12	5,500	5,412	A
D.R. Horton Inc.	6.875%	5/1/13	3,100	3,202
Lennar Corp.	5.950%	10/17/11	3,700	3,722	A
Pulte Homes Inc.	7.875%	8/1/11	3,340	3,615
Pulte Homes Inc.	5.250%	1/15/14	4,000	3,827

				19,778

Independent Power Producers and Energy Traders — 0.5%
Dynegy Holdings Inc.	8.750%	2/15/12	$11,010	$11,671
TXU Corp.	4.800%	11/15/09	9,000	8,783
TXU Corp.	6.550%	11/15/34	11,020	10,306

				30,760

Insurance — 0.2%
ASIF Global Financing XIX	4.900%	1/17/13	1,210	1,180	C
MetLife Inc.	6.400%	12/15/36	11,200	11,252	D

				12,432

IT Services — 0.1%
Electronic Data Systems Corp.	7.125%	10/15/09	7,685	8,012	A

Leisure Equipment and Products — 0.9%
Eastman Kodak Co.	3.625%	5/15/08	17,500	16,870	A

Eastman Kodak Co.	7.250%	11/15/13	34,680	34,477

				51,347

Media — 1.2%
Belo Corp.	7.750%	6/1/27	3,020	3,098
Clear Channel Communications Inc.	4.625%	1/15/08	1,430	1,416
Clear Channel Communications Inc.	4.250%	5/15/09	2,130	2,063
Clear Channel Communications Inc.	6.250%	3/15/11	5,580	5,423	A
Clear Channel Communications Inc.	5.500%	9/15/14	790	666
Comcast Corp.	6.500%	1/15/15	1,200	1,250	A
Comcast Corp.	6.500%	1/15/17	600	626
Comcast Corp.	7.050%	3/15/33	3,130	3,347	A
Comcast MO of Delaware Inc.	9.000%	9/1/08	2,200	2,326
Cox Communications Inc.	7.875%	8/15/09	9,640	10,202
Gannett Co. Inc.	6.375%	4/1/12	3,930	4,046	A
Liberty Media LLC	7.875%	7/15/09	9,000	9,385
Liberty Media LLC	3.750%	2/15/30	290	178	F
News America Inc.	6.200%	12/15/34	605	584	A
Time Warner Inc.	6.875%	5/1/12	8,270	8,739
Time Warner Inc.	6.950%	1/15/28	2,000	2,099	A
Time Warner Inc.	7.625%	4/15/31	350	391
Viacom Inc.	5.750%	4/30/11	10,770	10,776	A

				66,615

Multi-Utilities — 0.2%
Dominion Resources Inc.	4.125%	2/15/08	10,850	10,688
Dominion Resources Inc.	5.125%	12/15/09	50	50
Dominion Resources Inc.	4.750%	12/15/10	570	557
Dominion Resources Inc.	5.700%	9/17/12	2,050	2,073

				13,368

Multiline Retail — 0.1%
Target Corp.	4.000%	6/15/13	4,445	4,133	A

Oil, Gas and Consumable Fuels — 2.3%
Anadarko Petroleum Corp.	5.760%	9/15/09	12,340	12,390	B
Anadarko Petroleum Corp.	5.950%	9/15/16	560	561
Anadarko Petroleum Corp.	6.450%	9/15/36	10,670	10,782
Conoco Inc.	6.950%	4/15/29	13,870	15,755	A
ConocoPhillips	4.750%	10/15/12	770	751
Devon Energy Corp.	7.950%	4/15/32	2,175	2,648
El Paso Corp.	7.800%	8/1/31	110	120	A
El Paso Natural Gas Co.	8.375%	6/15/32	3,610	4,371
Hess Corp.	7.875%	10/1/29	1,710	1,996
Hess Corp.	7.300%	8/15/31	10,825	12,081
Kerr-McGee Corp.	6.875%	9/15/11	17,000	17,961
Kerr-McGee Corp.	6.950%	7/1/24	290	309
Kinder Morgan Energy Partners LP	7.125%	3/15/12	4,650	4,936
Kinder Morgan Energy Partners LP	5.000%	12/15/13	3,180	3,022
Pemex Project Funding Master Trust	6.625%	6/15/35	12,805	13,100
Sonat Inc.	7.625%	7/15/11	5,000	5,300
Tennessee Gas Pipeline Co.	8.375%	6/15/32	1,110	1,349	A
Texaco Capital Inc.	5.500%	1/15/09	1,000	1,009
The Williams Cos. Inc.	8.125%	3/15/12	3,730	4,038
The Williams Cos. Inc.	7.500%	1/15/31	5,000	5,188

The Williams Cos. Inc.	8.750%	3/15/32	3,240	3,661
XTO Energy Inc.	7.500%	4/15/12	10,379	11,276

				132,604

Paper and Forest Products — N.M.
Weyerhaeuser Co.	6.750%	3/15/12	25	26

Pharmaceuticals — 0.1%
Wyeth	5.500%	3/15/13	4,200	4,227	G

Real Estate Investment Trusts — 0.1%
Health Care Property Investors Inc.	6.450%	6/25/12	3,550	3,665

Real Estate Management and Development — N.M.
Socgen Real Estate Co. LLC	7.640%	12/29/49	260	264	C,D

Specialty Retail — 0.3%
AutoZone Inc.	4.375%	6/1/13	5,710	5,263	A
Limited Brands Inc.	6.125%	12/1/12	9,420	9,523	A
RadioShack Corp.	7.375%	5/15/11	4,470	4,540

				19,326

Tobacco — 0.2%
Altria Group Inc.	7.000%	11/4/13	3,815	4,145
Altria Group Inc.	7.750%	1/15/27	2,500	3,032
Reynolds American Inc.	7.875%	5/15/09	3,240	3,375

				10,552

Wireless Telecommunication Services — 0.3%
Sprint Capital Corp.	8.375%	3/15/12	7,935	8,819	A
Sprint Capital Corp.	8.750%	3/15/32	2,370	2,852
Sprint Nextel Corp.	6.000%	12/1/16	8,370	8,158

				19,829

Total Corporate Bonds and Notes (Cost — $1,036,670)				1,035,670

Asset-Backed Securities — 3.5%
Fixed Rate Securities — 0.7%
Conseco Finance Securitizations Corp. 2000-5	7.960%	2/1/32	4,700	4,273
Drive Auto Receivables Trust 2006-2 A3	5.330%	4/15/14	25,360	25,404	C
Equity One ABS Inc. 2003-3	4.995%	12/25/33	4,069	4,023
Green Tree Financial Corp. 1996-5	8.100%	7/15/27	660	179
Patrons’ Legacy 2003-IV	5.775%	12/23/63	5,800	5,775	C

				39,654

Indexed SecuritiesB — 2.8%
Asset-Backed Funding Certificates 2002-SB1	5.780%	4/25/18	1,945	1,949
Brazos Higher Education Authority Inc. 2005-1	5.419%	9/26/16	15,738	15,594
CC Mortgage Funding Corp. 2003-2A	5.730%	5/25/34	2,228	2,229	C
CDC Mortgage Capital Trust 2002-HE1	5.660%	1/25/33	742	743
CIT Group Home Equity Loan Trust 2002-1	5.610%	3/25/33	610	612
Countrywide Asset-Backed Certificates 2003-BC3	5.660%	9/25/33	467	467
Countrywide Home Equity Loan Trust 2005-H 2A	5.590%	12/25/35	287	287
Fleet Home Equity Loan Trust 2003-1	5.600%	1/20/33	3,586	3,591
GMAC Mortgage Corp. Loan Trust 2004-HE4	5.600%	3/25/35	20,042	20,057
GSAMP Trust 2006-S4	5.410%	5/25/36	5,720	5,720

Lehman XS Trust 2005-5N	5.650%	11/25/35	14,749	14,790
Lehman XS Trust 2006-2N	5.610%	2/25/46	22,940	22,984
Lehman XS Trust 2006-GP4	5.420%	8/25/46	4,905	4,901
Long Beach Mortgage Loan Trust 2000-1	5.870%	1/21/31	271	271
MSDWCC Heloc Trust 2005-1	5.540%	7/25/17	2,032	2,033
New Century Home Equity Loan Trust 2005-B	5.470%	10/25/35	842	842
Provident Bank Home Equity Loan Trust 1999-3	5.740%	1/25/31	953	953
Residential Asset Mortgage Products Inc. 2003-RS2	5.660%	3/25/33	245	245
Residential Asset Securities Corp. 2001-KS2	5.580%	6/25/31	470	470
Residential Asset Securities Corp. 2001-KS3	5.550%	9/25/31	150	151
SLM Student Loan Trust 2006-5	5.367%	7/25/17	49,600	49,599
Structured Asset Investment Loan Trust 2005-3	5.480%	4/25/35	9,793	9,796

				158,284

Total Asset-Backed Securities (Cost — $198,543)				197,938

Mortgage-Backed Securities — 19.3%
Fixed Rate Securities — 5.0%
Asset Securitization Corp. 1996-D2	6.920%	2/14/29	208	209
Banc of America Commercial Mortgage Inc. 2006-3 A4	5.889%	7/10/44	24,090	25,042
Criimi Mae Commercial Mortgage Trust 1998-C1	7.000%	6/2/33	4,708	4,750	C
CS First Boston Mortgage Securities Corp. 1998-C1 A1B	6.480%	5/17/40	430	435
Deutsche Mortgage and Asset Receiving Corp. 1998-C1	6.538%	6/15/31	6,304	6,345
GS Mortgage Securities Corp. II 2005-GG4	4.680%	7/10/39	12,900	12,528
JPMorgan Chase Commercial Mortgage Pass-Through Certificates 2005-CIBC12	4.895%	9/12/37	1,610	1,562
JPMorgan Commercial Mortgage Finance Corp. 1999-C8 A2	7.400%	7/15/31	447	463
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/30	13,356	12,839
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/30	15,000	14,559
LB-UBS Commercial Mortgage Trust 2005-C5	4.954%	9/15/30	10,800	10,533
MASTR Reperforming Loan Trust 2005-1	6.500%	8/25/34	1,313	1,334	C
MASTR Reperforming Loan Trust 2005-1	7.000%	8/25/34	10,964	11,315	C
Morgan Stanley Capital I 2006-IQ12 A4	5.332%	12/15/43	7,750	7,709
Morgan Stanley Capital I, Series 2005-HQ6	4.989%	8/13/42	13,450	13,141
Prime Mortgage Trust 2006-DR1 1A1	5.500%	5/25/35	33,816	33,583	C
Prime Mortgage Trust 2006-DR1 1A2	6.000%	5/25/35	16,171	16,271	C
Prime Mortgage Trust 2006-DR1 2A2	6.000%	11/25/36	52,431	52,283	C
Residential Asset Mortgage Products Inc. 2005-SL2	7.500%	3/25/32	4,845	5,022
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	54,071	52,246

				282,169

Indexed SecuritiesB — 12.8%
American Home Mortgage Assets 2006-4	5.560%	10/25/46	1,184	1,186
Amortizing Residential Collateral Trust 2002—BC1M	5.600%	1/1/32	243	243
Banc of America Funding Corp. 2005-E	5.812%	6/20/35	19,873	19,995
Countrywide Alternative Loan Trust 2005-14	5.530%	5/25/35	12,226	12,236
Countrywide Alternative Loan Trust 2005-17 1A1	5.610%	7/25/35	14,907	14,944
Countrywide Alternative Loan Trust 2005-17 2A1	5.590%	7/25/35	27,851	27,920
Countrywide Alternative Loan Trust 2005-38 A3	5.670%	9/25/35	523	525
Countrywide Alternative Loan Trust 2005-56 3A1	5.610%	11/25/35	1,565	1,570
Countrywide Alternative Loan Trust 2005-59 1A1	5.650%	11/20/35	3,574	3,586
Countrywide Alternative Loan Trust 2006-0A7	5.530%	6/25/46	19,420	19,457

Countrywide Home Loans 2005-03 1A2	5.640%	4/25/35	16,335	16,387
Countrywide Home Loans 2005-09 1A1	5.650%	5/25/35	17,085	17,157
Countrywide Home Loans 2005-09 2A1	5.570%	5/25/35	8,871	8,892
Downey Savings and Loan Association Mortgage Loan Trust 2005-AR6	5.640%	10/19/45	3,755	3,768
Granite Mortgages PLC 2003-1	5.564%	1/20/20	2,337	2,337	H
Greenpoint Mortgage Funding Trust 2005-AR1	5.570%	6/25/45	13,103	13,153
Greenpoint Mortgage Funding Trust 2005-AR4	5.610%	10/25/45	3,907	3,917
Greenpoint Mortgage Funding Trust 2006-AR4	5.450%	9/25/46	51,134	51,111
Greenpoint Mortgage Funding Trust 2006-AR5	5.430%	10/25/46	52,439	52,422
GSMPS Mortgage Loan Trust 2005-RP2	5.700%	3/25/35	20,191	20,162	C
Harborview Mortgage Loan Trust 2005-7	6.232%	6/19/45	23,338	23,459
Impac CMB Trust 2003-7	5.990%	8/25/33	853	853
Impac Secured Assets Corp. 2005-2	5.670%	3/25/36	1,941	1,944
Medallion Trust 2000-1G	5.602%	7/12/31	149	149	H
Medallion Trust 2000-2G	5.561%	12/18/31	1,034	1,036	H
Medallion Trust 2003-1G	5.555%	12/21/33	2,546	2,553	H
MLCC Mortgage Investors Inc. 2003-B	5.660%	4/25/28	3,790	3,809
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS	5.670%	10/25/35	2,876	2,888
Structured Asset Mortgage Investments Inc. 2006-AR6	5.510%	7/25/36	24,737	24,784
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A	5.530%	8/25/36	45,546	45,635
Thornburg Mortgage Securities Trust 2005-2 A1	5.540%	7/25/45	10,377	10,364
Thornburg Mortgage Securities Trust 2005-2 A2	5.580%	7/25/45	16,670	16,680
Thornburg Mortgage Securities Trust 2006-1	5.490%	1/25/36	65,284	65,194
Thornburg Mortgage Securities Trust 2006-3	5.425%	6/25/36	4,844	4,835
WaMu Mortgage Pass-Through Certificates, Series 2005-AR06 2A1A	5.550%	4/25/45	15,743	15,785
WaMu Mortgage Pass-Through Certificates, Series 2005-AR08 1A1A	5.590%	7/25/45	19,718	19,778
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11	5.640%	8/25/45	44,961	45,084
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13 A1A1	5.640%	10/25/45	26,755	26,791
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13 B10	6.401%	10/25/45	4,181	3,728	C
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17 A1A2	5.610%	12/25/45	15,076	15,135
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19 A1A1	5.590%	12/25/45	34,662	34,758
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19 A1A2	5.610%	12/25/45	33,633	33,730
Zuni Mortgage Loan Trust 2006-0A1	5.450%	8/25/36	41,417	41,366

				731,306

Stripped Securities — 0.1%
Diversified REIT Trust 1999-1A	0.175%	3/18/11	84,732	898	I1

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Stripped Securities — Continued
FFCA Secured Lending Corp. 1999-1A	1.443%	9/18/25	$6,335	$285	C,I1
GE Capital Commercial Mortgage Corp. 2005-C4	5.333%	11/10/45	6,980	7,011	I1
LB-UBS Commercial Mortgage Trust 2001-C3	0.949%	6/15/36	16,545	594	C,I1
Structured Mortgage Asset Residential Trust 1991-8	0.014%	1/25/23	611	—	I1,J

				8,788

Variable Rate SecuritiesG — 1.4%
Banc of America Commercial Mortgage Inc. 2005-5	5.115%	10/10/45	6,440	6,343
Greenwich Capital Commercial Funding Corp. 2006-GG7	5.912%	7/10/38	22,370	23,415
IndyMac INDX Mortgage Loan Trust 2005-AR15	5.099%	9/25/35	8,083	7,845
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13	5.294%	1/12/43	7,500	7,507
MASTR Adjustable Rate Mortgages Trust 2004-15	4.612%	12/25/34	730	733
Merrill Lynch Mortgage Trust 2005-CKI1	5.244%	11/12/37	23,750	23,712
Morgan Stanley Mortgage Loan Trust 2005-3AR	5.216%	7/25/35	5,516	5,536
Wachovia Bank Commercial Mortgage Trust 2005-C20	5.118%	7/15/42	4,000	3,935

				79,026

Total Mortgage-Backed Securities (Cost — $1,104,098)				1,101,289

U.S. Government and Agency Obligations — 19.9%
Fixed Rate Securities — 14.1%
Fannie Mae	5.400%	4/13/09	3,100	3,099	A
Fannie Mae	4.875%	4/15/09	430	429
Fannie Mae	6.625%	9/15/09	9,800	10,204
Fannie Mae	5.200%	11/8/10	10,910	10,861
Fannie Mae	5.625%	5/19/11	19,640	19,839
Fannie Mae	4.610%	10/10/13	30,420	29,278
Federal Home Loan Bank	7.250%	2/15/07	100	100
Federal Home Loan Bank	3.875%	8/22/08	5,460	5,358	A
Federal Home Loan Bank	5.400%	1/2/09	11,470	11,453
Freddie Mac	5.550%	12/11/08	7,590	7,585
Freddie Mac	4.750%	1/18/11	6,560	6,517
Freddie Mac	5.250%	2/24/11	9,960	9,955
Freddie Mac	5.625%	3/15/11	2,210	2,267
Freddie Mac	5.125%	4/18/11	9,560	9,626
Freddie Mac	4.650%	10/10/13	34,390	33,151
Freddie Mac	5.450%	11/21/13	11,340	11,310
Freddie Mac	5.300%	5/12/20	53,095	50,674
Freddie Mac	5.625%	11/23/35	12,290	11,842
Tennessee Valley Authority	6.750%	11/1/25	2,560	3,038
Tennessee Valley Authority	7.125%	5/1/30	2,450	3,081
United States Treasury Bonds	7.500%	11/15/16	1,490	1,811	A
United States Treasury Bonds	4.500%	2/15/36	222,693	211,767	A
United States Treasury Notes	3.750%	5/15/08	2,840	2,797	A
United States Treasury Notes	4.375%	11/15/08	5,590	5,545	A

United States Treasury Notes	4.500%	2/15/09	14,780	14,690	A
United States Treasury Notes	4.875%	8/15/09	4,320	4,333	A
United States Treasury Notes	3.375%	10/15/09	750	724	A
United States Treasury Notes	4.625%	11/15/09	31,610	31,511	A
United States Treasury Notes	3.625%	1/15/10	39,670	38,446	A
United States Treasury Notes	4.125%	8/15/10	4,660	4,572	A
United States Treasury Notes	3.875%	9/15/10	22,690	22,056	A
United States Treasury Notes	4.500%	11/15/10	2,320	2,304	A
United States Treasury Notes	4.875%	4/30/11	2,220	2,234	A
United States Treasury Notes	4.875%	7/31/11	13,920	14,018	A
United States Treasury Notes	4.500%	9/30/11	29,480	29,221	A
United States Treasury Notes	4.625%	10/31/11	3,270	3,258	A
United States Treasury Notes	5.125%	5/15/16	107,000	110,214	A
United States Treasury Notes	4.875%	8/15/16	12,255	12,401	A
United States Treasury Notes	4.625%	11/15/16	49,840	49,513	A

				801,082

Treasury Inflation-Protected SecuritiesK — 5.8%
United States Treasury Inflation-Protected Security	3.875%	1/15/09	2,424	2,491	A
United States Treasury Inflation-Protected Security	0.875%	4/15/10	29,980	28,423
United States Treasury Inflation-Protected Security	2.375%	4/15/11	135,498	134,958	A
United States Treasury Inflation-Protected Security	3.375%	1/15/12	7,957	8,307	A
United States Treasury Inflation-Protected Security	1.875%	7/15/13	12,363	11,944
United States Treasury Inflation-Protected Security	2.000%	1/15/14	644	626
United States Treasury Inflation-Protected Security	2.000%	7/15/14	32	31
United States Treasury Inflation-Protected Security	1.875%	7/15/15	24,976	23,936
United States Treasury Inflation-Protected Security	2.000%	1/15/16	25,362	24,488
United States Treasury Inflation-Protected Security	2.500%	7/15/16	12,303	12,396	A
United States Treasury Inflation-Protected Security	2.375%	1/15/25	52,703	52,470	A
United States Treasury Inflation-Protected Security	2.000%	1/15/26	2,705	2,544	A
United States Treasury Inflation-Protected Security	3.625%	4/15/28	12,554	15,157	A
United States Treasury Inflation-Protected Security	3.875%	4/15/29	9,945	12,524

				330,295

Total U.S. Government and Agency Obligations (Cost — $1,129,665)				1,131,377

U.S. Government Agency Mortgage-Backed Securities — 47.2%
Fixed Rate Securities — 45.3%
Fannie Mae	7.000%	9/1/07 to 2/1/33	10,704	11,014
Fannie Mae	8.000%	5/1/15	31	32
Fannie Mae	5.500%	4/1/18 to 10/1/35	58,146	57,548
Fannie Mae	4.500%	7/1/18 to 9/1/35	13,013	12,324
Fannie Mae	4.000%	8/1/20 to 9/1/20	5,805	5,465
Fannie Mae	5.000%	8/1/20 to 12/1/36	180,413	174,580
Fannie Mae	7.500%	6/1/25 to 7/1/29	626	654
Fannie Mae	6.000%	1/1/26 to 11/1/36	240,813	242,468
Fannie Mae	6.500%	7/1/28 to 7/1/35	11,035	11,274
Fannie Mae	5.000%	12/1/36	1,039,950	1,003,876	L
Fannie Mae	5.500%	12/1/36	425,100	420,446	L
Fannie Mae	6.000%	12/1/36	104,470	105,216	L
Fannie Mae	6.500%	12/1/36	310,170	315,986	L
Freddie Mac	9.750%	7/1/08	8	8

Freddie Mac	6.000%	3/1/09 to 5/1/29	1,247	1,263
Freddie Mac	5.500%	12/1/13 to 8/1/35	35,961	35,589
Freddie Mac	9.300%	4/15/19	148	156
Freddie Mac	5.000%	9/1/20 to 8/1/33	58,579	56,897
Freddie Mac	7.000%	4/1/24 to 5/1/32	3,233	3,328
Freddie Mac	6.500%	6/1/32	58	59
Government National Mortgage Association	10.000%	11/15/09	0.2	—	J
Government National Mortgage Association	8.000%	10/15/16 to 7/15/17	156	161
Government National Mortgage Association	7.500%	10/15/22 to 8/15/32	307	322
Government National Mortgage Association	7.000%	6/15/23 to 5/15/32	383	394
Government National Mortgage Association	6.500%	10/15/23 to 3/15/33	19,282	19,818
Government National Mortgage Association	6.000%	3/15/26 to 8/15/35	35,387	35,912
Government National Mortgage Association	5.500%	1/15/33	270	269
Government National Mortgage Association	5.000%	6/15/35 to 9/15/35	67,483	65,637

				2,580,696

Indexed Securities — 1.9%
Fannie Mae	4.765%	6/1/35	13,976	13,894
Fannie Mae	4.327%	8/1/35	1,409	1,395
Fannie Mae	4.608%	9/1/35	7,741	7,729
Fannie Mae	4.688%	9/1/35	3,055	3,045
Fannie Mae	4.570%	10/1/35	2,534	2,526
Fannie Mae	4.662%	10/1/35	3,174	3,173
Fannie Mae	4.721%	10/1/35	4,704	4,681
Fannie Mae	4.800%	10/1/35	2,788	2,783
Fannie Mae	6.781%	10/1/35	21,389	22,110
Fannie Mae	6.769%	11/1/35	7,522	7,775
Fannie Mae	6.771%	11/1/35	8,228	8,506
Fannie Mae	6.775%	11/1/35	8,076	8,348
Fannie Mae	6.778%	11/1/35	7,220	7,463
Fannie Mae	6.780%	11/1/35	8,081	8,354
Freddie Mac	4.870%	10/1/35	5,090	5,076

				106,858

Stripped Securities — N.M.
Fannie Mae	9.500%	2/1/17	15	3	I1
Fannie Mae	1,009.250%	8/25/21	0.5	14	I1
Fannie Mae	0.000%	5/25/22	127	108	I2
Financing Corp.	0.000%	4/5/19	1,150	614	I2
Freddie Mac	10.000%	3/1/21	93	20	I1
Freddie Mac	0.000%	7/15/22	16	14	I2

				773

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $2,709,301)				2,688,327

Yankee BondsH — 7.5%
Aerospace and Defense — 0.1%
Systems 2001 Asset Trust	6.664%	9/15/13	3,092	3,237	C

Commercial Banks — 3.1%
Eksportfinans ASA	5.500%	5/25/16	10,700	11,017
Glitnir Banki Hf	6.330%	7/28/11	6,080	6,243	C
Glitnir Banki Hf	6.693%	6/15/16	11,830	12,213	C,D
HBOS Treasury Services PLC	3.500%	11/30/07	48,500	47,705	C
HSBC Capital Funding LP	4.610%	6/27/49	1,630	1,518	C,D
Kaupthing Bank Hf	6.062%	4/12/11	17,140	17,259	B,C
Kaupthing Bank Hf	5.750%	10/4/11	2,960	2,957	A,C
Kaupthing Bank Hf	7.125%	5/19/16	30,520	32,372	C
Korea Development Bank	4.250%	11/13/07	6,045	5,980
Landsbanki Islands Hf	6.100%	8/25/11	17,170	17,456	C
Resona Preferred Global Securities	7.191%	12/29/49	13,670	14,264	C,D
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	9,980	9,968	C,D

				178,952

Diversified Financial Services — 0.6%
Aiful Corp.	5.000%	8/10/10	4,030	3,911	C
CVRD Finance Ltd.	6.024%	10/15/07	2,057	2,062	B,C
MUFG Captial Finance 1 Ltd.	6.346%	7/25/49	4,660	4,729	D
SMFG Preferred Capital	6.078%	1/29/49	13,800	13,585	C,D
TNK-BP Finance SA	7.500%	7/18/16	9,940	10,574	C

				34,861

Diversified Telecommunication Services — 0.4%
British Telecommunications PLC	8.625%	12/15/10	1,755	1,959	G
Deutsche Telekom International Finance BV	5.750%	3/23/16	5,370	5,291	A
Koninklijke (Royal) KPN NV	8.000%	10/1/10	8,240	8,891	A
Telecom Italia Capital SpA	5.250%	11/15/13	965	920
Telecom Italia Capital SpA	4.950%	9/30/14	2,570	2,381
Telecom Italia Capital SpA	5.250%	10/1/15	2,060	1,924

				21,366

Foreign Government Obligations — 1.4%
Russian Federation	5.000%	3/31/30	49,315	55,672	C,D
United Mexican States	5.625%	1/15/17	160	160	A
United Mexican States	8.300%	8/15/31	5,070	6,482	A
United Mexican States	7.500%	4/8/33	17,390	20,520

				82,834

Electric Utilities — N.M.
Hydro-Quebec	6.300%	5/11/11	570	596

Industrial Conglomerates — 0.8%
Tyco International Group SA	6.750%	2/15/11	430	453
Tyco International Group SA	6.375%	10/15/11	1,230	1,287
Tyco International Group SA	6.000%	11/15/13	2,300	2,380	A
Tyco International Group SA	7.000%	6/15/28	3,380	3,878
Tyco International Group SA	6.875%	1/15/29	30,220	34,354

				42,352

Media — 0.1%
Rogers Cable Inc.	5.500%	3/15/14	4,340	4,150

Metals and Mining — 0.3%
Corporacion Nacional del Cobre - Codelco	4.750%	10/15/14	1,750	1,663	C
Inco Ltd.	5.700%	10/15/15	5,580	5,463
Vale Overseas Ltd.	8.250%	1/17/34	330	391	A
Vale Overseas Ltd.	6.875%	11/21/36	11,200	11,487

				19,004

Oil, Gas and Consumable Fuels — 0.6%
Conoco Funding Co.	6.350%	10/15/11	400	418

Conoco Funding Co.	7.250%	10/15/31	350		413
Gazprom	6.212%	11/22/16	15,410		15,518	C
Petrobras International Finance Co.	6.125%	10/6/16	10,020		10,120
Petronas Capital Ltd.	7.875%	5/22/22	1,340		1,649	C
Petrozuata Finance Inc.	8.220%	4/1/17	3,950		3,940	C
YPF Sociedad Anonima	7.750%	8/27/07	3,250		3,283

					35,341

Wireless Telecommunication Services — 0.1%
Vodafone Group PLC	5.000%	9/15/15	6,040		5,750

Total Yankee Bonds (Cost — $408,631)					428,443

Common Stocks and Equity Interests — N.M.
Dynegy Inc.			0.3		2	M

Total Common Stocks and Equity Interests (Cost — $2)					2

Preferred Stocks — 0.2%
Fannie Mae	5.375%		—	N	4,390	F
General Motors Corp.	5.250%		293		6,203	A,F
Home Ownership Funding Corp.	13.331%		6		822	C,D
Home Ownership Funding Corp. II	13.338%		5		738	C,D

Total Preferred Stocks (Cost — $18,532)					12,153

Total Long-Term Securities (Cost — $6,605,442)					6,595,199

Investment of Collateral From Securities Lending — 12.1%
State Street Navigator Securities Lending Prime Portfolio			689,438		689,438

Total Investment of Collateral From Securities Lending (Cost — $689,438)					689,438

Short-Term Securities — 14.8%
Corporate Bonds and Notes — 1.7%
BankAmerica Corp.	0.000%	1/10/07	50,000		49,935	E
BankAmerica Corp.	0.000%	2/6/07	30,000		29,843	E
Tribune Co.	0.000%	2/1/07	18,200		18,108	E

					97,886

U.S. Government and Agency Obligations — 5.2%
Fannie Mae	0.000%	6/25/07	37,770		36,849	E,O
Fannie Mae	0.000%	1/3/07	77,000		76,978	E
Fannie Mae	0.000%	1/8/07	122,000		121,878	E
Federal Home Loan Bank	0.000%	1/3/07	60,000		59,983	E

					295,688

Options Purchased — 0.1%
Eurodollar Futures Call, March 2007, Strike Price $94.00			1,024	P	1,741
Eurodollar Futures Call, March 2007, Strike Price $94.75			2,156	P	162
Eurodollar Futures Call, September 2007, Strike Price $95.00			886	P	410

Eurodollar Futures Put, March 2007, Strike Price $93.00		218	P	1
Eurodollar Futures Put, March 2007, Strike Price $95.50		431	P	883
Goldman Sachs Swaption Futures Call, Strike Price $5.6575		71,900,000	P	1,763
U.S. Treasury Note Futures Call, February 2007, Strike Price $102.00		521	P	1,595

				6,555

Repurchase Agreements — 7.8%
Lehman Brothers Inc. 5.2%, dated 12/29/06, to be repurchased at $179,589 on 1/2/07 (collateral: $181,375 Fannie Mae notes, 6.3%, due 4/18/16, value $183,17)		$179,579		$179,579
Nomura Securities International Inc. : 5.26%, dated 12/29/06, to be repurchased at $264,238 on 1/2/07 (Collateral: $58,210 Fannie Mae notes, 4.125% to 5.4%, due 4/13/09 to 2/17/12, value $58,787; $84,320 Federal Farm Credit Bank notes, 4.125% to 5.25%, due 7/17/09 to 11/13/09, value $84,191; $72,000 Federal Home Loan Bank notes, 3.25% to 6.125%, due 6/12/09 to 08/09/11, value $70,495; $56,000 Freddie Mac notes, 3.94% to 5.6%, due 5/22/09 to 09/30/09, value $56,012)		264,084		264,084

				443,663

Total Short-Term Securities (Cost — $843,285)				843,792

Total Investments — 142.7% (Cost — $8,138,165)				8,128,429
Obligation to Return Collateral for Securities Loaned — (12.1)%				(689,438)
Other Assets Less Liabilities — (30.6)%				(1,743,846)

Net Assets — 100.0%				$5,695,145

	Expiration	Actual Contracts		Appreciation/ (Depreciation)
Futures Contracts Purchased
Eurodollar Futures	March 2007	2,403		(99)
Eurodollar Futures	June 2007	640		(73)
Eurodollar Futures	September 2007	3,366		(741)
Eurodollar Futures	March 2008	341		174
Eurodollar Futures	September 2008	10		(5)
U.S. Treasury Bond Futures	March 2007	509		(190)

				$(934)

Futures Contracts Written
U.S. Treasury Note Futures	March 2007	1,353		178
U.S. Treasury Note Futures	March 2007	78		114

				$292

Options Written
Eurodollar Futures Call, Strike Price $95.13	March 2007	175		28
Eurodollar Futures Put, Strike Price $94.50	March 2007	374		43
Eurodollar Futures Put, Strike Price $94.625	March 2007	25		4
U.S. Treasury Bond Futures Call, Strike Price $114.00	February 2007	1,017		575
U.S. Treasury Bond Futures Call, Strike Price $115.00	February 2007	1,834		909
U.S. Treasury Bond Futures Call, Strike Price $116.00	February 2007	521		347
U.S. Treasury Bond Futures Put, Strike Price $109.00	February 2007	1,384		409
U.S. Treasury Bond Futures Put, Strike Price $111.00	February 2007	176		(74)
U.S. Treasury Bond Futures Put, Strike Price $113.00	February 2007	791		(1,132)
U.S. Treasury Note Futures Call, Strike Price $109.00	January 2007	1,000		495
U.S. Treasury Note Futures Call, Strike Price $109.00	February 2007	2,665		937
U.S. Treasury Note Futures Call, Strike Price $110.00	February 2007	7,805		3,017
U.S. Treasury Note Futures Call, Strike Price $111.00	February 2007	662		147
U.S. Treasury Note Futures Put, Strike Price $104.00	February 2007	1,434		358

Options Written — Continued
U.S. Treasury Note Futures Put, Strike Price $106.00	February 2007	1,944	388
U.S. Treasury Note Futures Put, Strike Price $107.00	February 2007	903	(125)
U.S. Treasury Note Futures Put, Strike Price $108.00	February 2007	414	(205)

			$6,121

N.M.	Not Meaningful.
A	All or a portion of this security is on loan.
B	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill Rate. The coupon rates are the rates as of December 31, 2006.
C	Rule 144A Security - A security purchased pursuant to Rule 144A under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 8.96% of net assets.
D	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes.
E	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
F	Convertible Security - Security may be converted into the issuer’s common stock.
G	The coupon rates shown on variable rate securities are the rates at December 31, 2006. These rates vary with the weighted average coupon of the underlying loans.
H	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
I	Stripped Security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
J	Amount represents less than 1,000.
K	Inflation-Protected Securities - Security whose principal value is adjusted daily or monthly in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
L	When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
M	Non-income producing.
N	Amount represents less than 50.
O	Collateral to cover futures and options contracts.
P	Par represents actual number of contracts.

Portfolio of Investments

Western Asset Core Plus Bond Portfolio

December 31, 2006 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — 109.4%
Corporate Bonds and Notes — 19.7%
Aerospace and Defense — N.M.
L-3 Communications Corp.	7.625%	6/15/12	$852		$882

Airlines — 0.2%
Continental Airlines Inc.	6.545%	8/2/20	8,191		8,478
Northwest Airlines Inc.	5.960%	2/6/15	1,706		1,638
United Air Lines Inc.	7.032%	4/1/12	748		761
United Air Lines Inc.	7.186%	10/1/12	939		958
United Air Lines Inc.	6.602%	9/1/13	7,888		7,996

					19,831

Auto Components — N.M.
Visteon Corp.	8.250%	8/1/10	2,050		1,999	A

Automobiles — 0.7%
DaimlerChrysler NA Holding Corp.	4.050%	6/4/08	610		597
DaimlerChrysler NA Holding Corp.	7.200%	9/1/09	620		643
DaimlerChrysler NA Holding Corp.	5.875%	3/15/11	500		502
DaimlerChrysler NA Holding Corp.	7.300%	1/15/12	3,315		3,519
DaimlerChrysler NA Holding Corp.	6.500%	11/15/13	1,290		1,325
Ford Motor Co.	7.450%	7/16/31	42,400		33,284	A
General Motors Corp.	8.250%	7/15/23	8,000		7,440	A
General Motors Corp.	8.375%	7/5/33	9,520	EUR	12,184
General Motors Corp.	8.375%	7/15/33	15,425		14,268	A

					73,762

Building Products — 0.1%
Jacuzzi Brands Inc.	9.625%	7/1/10	200		212
Masco Corp.	7.125%	8/15/13	5,830		6,160

					6,372

Capital Markets — 1.5%
E*Trade Financial Corp.	7.375%	9/15/13	590		613	A
Lehman Brothers Holdings Inc.	5.340%	6/26/07	28,000		28,004	B
Lehman Brothers Holdings Inc.	4.000%	1/22/08	6,840		6,746
Lehman Brothers Holdings Inc.	7.000%	2/1/08	160		163
Merrill Lynch and Co. Inc.	5.335%	5/29/07	16,700		16,701	B
Merrill Lynch and Co. Inc.	3.375%	9/14/07	3,130		3,089
Merrill Lynch and Co. Inc.	3.125%	7/15/08	3,115		3,017	A
Merrill Lynch and Co. Inc.	5.461%	8/22/08	42,800		42,847	B
Merrill Lynch and Co. Inc.	6.375%	10/15/08	2,670		2,718
Morgan Stanley	5.499%	1/18/08	12,000		12,018	B
Morgan Stanley	3.625%	4/1/08	90		88
Morgan Stanley	4.750%	4/1/14	3,700		3,538
Morgan Stanley	5.824%	10/18/16	7,290		7,328	B
The Goldman Sachs Group Inc.	6.600%	1/15/12	2,810		2,971
The Goldman Sachs Group Inc.	4.750%	7/15/13	1,420		1,371

UBS AG Jersey	3.334%	1/11/07	23,500	24,386

				155,598

Chemicals — 0.1%
Georgia Gulf Corp.	9.500%	10/15/14	1,100	1,072	C
Lyondell Chemical Co.	8.000%	9/15/14	1,175	1,219
Lyondell Chemical Co.	8.250%	9/15/16	670	704
MacDermid Inc.	9.125%	7/15/11	1,067	1,110
Westlake Chemical Corp.	6.625%	1/15/16	1,255	1,214

				5,319

Commercial Banks — 0.9%
Bank One Corp.	4.125%	9/1/07	2,780	2,757
Bank One Corp.	7.875%	8/1/10	150	163
Bank One Corp.	5.900%	11/15/11	2,000	2,041
Firstar Bank NA	7.125%	12/1/09	350	368	A
Rabobank Capital Funding Trust II	5.260%	12/31/49	590	577	C,D
Rabobank Capital Funding Trust III	5.254%	12/29/49	4,140	3,992	C,D
SunTrust Capital VIII	6.100%	12/1/66	250	243	D
U.S. Bancorp	3.125%	3/15/08	8,290	8,077
U.S. Bank	5.285%	2/8/08	27,200	27,189	B
Wachovia Bank NA	5.300%	5/22/07	31,000	31,007
Wachovia Capital Trust III	5.800%	3/15/42	9,420	9,498	D
Wells Fargo and Co.	5.000%	11/15/14	130	126
Wells Fargo Capital X	5.950%	12/15/36	9,275	9,090	D

				95,128

Commercial Services and Supplies — 0.4%
PHH Corp.	7.125%	3/1/13	8,640	8,994
Waste Management Inc.	7.125%	10/1/07	10,940	11,042
Waste Management Inc.	6.500%	11/15/08	4,340	4,422
Waste Management Inc.	6.875%	5/15/09	8,000	8,270
Waste Management Inc.	7.375%	8/1/10	6,055	6,441
Waste Management Inc.	7.125%	12/15/17	500	550
Waste Management Inc.	7.000%	7/15/28	3,010	3,230
Waste Management Inc.	7.375%	5/15/29	80	90
Waste Management Inc.	7.750%	5/15/32	1,290	1,522

				44,561

Computers and Peripherals — 0.2%
International Business Machines Corp.	5.363%	6/28/07	25,500	25,511	B
International Business Machines Corp.	4.750%	11/29/12	40	39

				25,550

Consumer Finance — 2.9%
Ford Motor Credit Co.	7.375%	10/28/09	57,540	57,663
Ford Motor Credit Co.	7.875%	6/15/10	3,560	3,590
Ford Motor Credit Co.	7.375%	2/1/11	19,135	18,943

Ford Motor Credit Co.	10.610%	6/15/11	5,684	6,067	B,C
Ford Motor Credit Co.	7.250%	10/25/11	14,030	13,739
GMAC LLC	6.000%	12/15/11	47,850	47,642
GMAC LLC	8.000%	11/1/31	58,620	67,300
John Deere Capital Corp.	7.000%	3/15/12	80	86
SLM Corp.	4.940%	4/1/09	11,220	10,909	B
SLM Corp.	5.350%	4/11/12	40,000	40,011	B,C
Toyota Motor Credit Corp.	5.275%	4/19/07	32,000	32,001	B

				297,951

Diversified Consumer Services — N.M.
Service Corp. International	7.000%	6/15/17	1,510	1,529
Service Corp. International	7.625%	10/1/18	390	413

				1,942

Diversified Financial Services — 3.4%
AAC Group Holding Corp.	10.250%	10/1/12	770	674	D
AIG-fp Matched Funding	5.340%	12/17/07	32,700	32,702	B,C
Air 2 US	8.027%	10/1/19	9,926	10,025	C
American General Finance Corp.	5.496%	6/27/08	18,300	18,342	B
American Honda Finance Corp.	5.456%	5/12/08	28,000	28,046	B,C
Bank of America	5.315%	2/23/07	100,000	99,998	B
Bank of America Corp.	5.420%	3/15/17	3,000	2,967	C
Boeing Capital Corp.	5.800%	1/15/13	2,030	2,084	A
CIT Group Inc.	5.750%	9/25/07	80	80
Citigroup Inc.	5.000%	3/6/07	500	500	A
Citigroup Inc.	5.100%	9/29/11	2,790	2,778
Citigroup Inc.	5.000%	9/15/14	150	146
DI Finance LLC	9.500%	2/15/13	1,004	1,064
Dryden Investor Trust	7.157%	7/23/08	1,454	1,472
El Paso Performance-Linked	7.750%	7/15/11	26,120	27,622	C
General Electric Capital Corp.	6.000%	6/15/12	220	228
General Electric Capital Corp.	5.450%	1/15/13	5	5
HSBC Finance Corp.	5.410%	2/28/07	45,000	45,008	B
HSBC Finance Corp.	5.414%	5/10/07	18,100	18,106	B
HSBC Finance Corp.	6.400%	6/17/08	20	20
HSBC Finance Corp.	6.500%	11/15/08	40	41
HSBC Finance Corp.	8.000%	7/15/10	70	76
HSBC Finance Corp.	6.375%	8/1/10	1,000	1,034
HSBC Finance Corp.	7.000%	5/15/12	160	172
HSBC Finance Corp.	6.375%	11/27/12	520	548
ILFC E-Capital Trust II	6.250%	12/21/65	6,910	7,020	A,C,D
J.P. Morgan Capital Trust II	7.950%	2/1/27	20	21
JPMorgan Chase and Co.	6.750%	2/1/11	10	10	A
JPMorgan Chase and Co.	5.600%	6/1/11	140	142
JPMorgan Chase and Co.	5.750%	1/2/13	4,430	4,508
Mizuho Preferred Capital Co. LLC	8.790%	12/29/49	3,380	3,535	C,D
SB Treasury Co. LLC	9.400%	12/29/49	360	379	C,D
Sigma Finance Inc.	8.500%	8/11/16	29,650	29,650	C,D
Toll Brothers Finance Corp.	5.950%	9/15/13	12,700	12,429
Unilever Capital Corp.	7.125%	11/1/10	1,450	1,540

				352,972

Diversified Telecommunication Services — 0.2%
AT&T Inc.	5.100%	9/15/14	8,630	8,379
BellSouth Corp.	4.750%	11/15/12	640	618	A
Cincinnati Bell Inc.	7.000%	2/15/15	2,257	2,260
Citizens Communications Co.	9.250%	5/15/11	530	586
Qwest Corp.	7.500%	10/1/14	4,140	4,388
TCI Communications Financing III	9.650%	3/31/27	1,480	1,562
Verizon Global Funding Corp.	7.375%	9/1/12	5	6
Verizon New York Inc.	6.875%	4/1/12	3,872	4,014
Windstream Corp.	8.625%	8/1/16	875	958	C

				22,771

Electric Utilities — 0.4%
Duke Energy Corp.	6.250%	1/15/12	50	52
Exelon Corp.	5.625%	6/15/35	7,510	7,074	A
FirstEnergy Corp.	6.450%	11/15/11	2,500	2,607
FirstEnergy Corp.	7.375%	11/15/31	17,150	19,531
Niagara Mohawk Power Corp.	7.750%	10/1/08	500	518
Pacific Gas and Electric Co.	6.050%	3/1/34	4,480	4,518
Progress Energy Inc.	7.100%	3/1/11	52	55
The Cleveland Electric Illuminating Co.	5.650%	12/15/13	1,495	1,490
The Detroit Edison Co.	5.200%	10/15/12	10	10
TXU Electric Delivery Co.	6.375%	1/15/15	125	129
TXU Energy Co.	7.000%	3/15/13	10	11

				35,995

Energy Equipment and Services — N.M.
Pacific Energy Partners	7.125%	6/15/14	630	646
Pride International Inc.	7.375%	7/15/14	1,440	1,487

				2,133

Food and Staples Retailing — 0.2%
CVS Lease Pass-Through Trust	6.036%	12/10/28	15,120	15,057	C
Wal-Mart Stores Inc.	4.125%	2/15/11	3,160	3,040

				18,097

Food Products — 0.3%
H.J. Heinz Co.	6.428%	12/1/08	11,660	11,868	C,D
Sara Lee Corp.	6.250%	9/15/11	9,750	9,930	A
Tyson Foods Inc.	8.250%	10/1/11	7,940	8,580	A

				30,378

Gas Utilities — 0.1%
AmeriGas Partners LP	7.250%	5/20/15	990	1,002
Southern Natural Gas Co.	8.000%	3/1/32	8,940	10,447
Suburban Propane Partners LP	6.875%	12/15/13	1,990	1,950

				13,399

Health Care Equipment and Supplies — 0.1%
Boston Scientific Corp.	5.450%	6/15/14	6,260	6,010
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	938	955
Fresenius Medical Care Capital Trust IV	7.875%	6/15/11	681	713

				7,678

Health Care Providers and Services — 1.0%
AmerisourceBergen Corp.	5.625%	9/15/12	6,330	6,223
AmerisourceBergen Corp.	5.875%	9/15/15	7,070	6,913
Cardinal Health Inc.	5.800%	10/15/16	6,260	6,245	C
DaVita Inc.	7.250%	3/15/15	1,270	1,295
HCA Inc.	8.750%	9/1/10	256	267
HCA Inc.	6.300%	10/1/12	593	543
HCA Inc.	5.750%	3/15/14	150	125
HCA Inc.	9.125%	11/15/14	1,280	1,368	C
HCA Inc.	6.500%	2/15/16	4,328	3,646	A
HCA Inc.	9.250%	11/15/16	10,460	11,205	C
HCA Inc.	9.625%	11/15/16	6,290	6,762	C
HCA Inc.	7.690%	6/15/25	723	598
HCA Inc.	7.500%	11/6/33	14,640	11,932
Omnicare Inc.	6.875%	12/15/15	489	483
Tenet Healthcare Corp.	6.375%	12/1/11	2,500	2,288	A
Tenet Healthcare Corp.	7.375%	2/1/13	6,222	5,716	A
Tenet Healthcare Corp.	9.875%	7/1/14	27,435	27,915	A
Tenet Healthcare Corp.	9.250%	2/1/15	12,430	12,430	D

				105,954

Hotels Restaurants and Leisure — 0.3%
Caesars Entertainment Inc.	8.125%	5/15/11	733	767
Inn of the Mountain Gods Resort and Casino	12.000%	11/15/10	1,070	1,156
Mandalay Resort Group	9.500%	8/1/08	80	84
Marriott International Inc.	5.810%	11/10/15	7,950	7,815
MGM MIRAGE	6.750%	9/1/12	815	803
MGM MIRAGE	6.625%	7/15/15	910	867
MGM MIRAGE	7.625%	1/15/17	3,290	3,298
Mohegan Tribal Gaming Authority	8.000%	4/1/12	245	255
Premier Entertainment Biloxi LLC	10.750%	2/1/12	810	834
River Rock Entertainment Authority	9.750%	11/1/11	220	233
Starwood Hotels and Resorts Worldwide Inc.	7.375%	5/1/07	890	894
Starwood Hotels and Resorts Worldwide Inc.	7.875%	5/1/12	11,250	11,881
Station Casinos Inc.	7.750%	8/15/16	3,345	3,370

				32,257

Household Durables — 0.3%
Beazer Homes USA Inc.	8.375%	4/15/12	210	216
Centex Corp.	5.450%	8/15/12	9,500	9,348
D.R. Horton Inc.	6.875%	5/1/13	5,400	5,577	A
Lennar Corp.	5.950%	10/17/11	6,300	6,337	A
Pulte Homes Inc.	7.875%	8/1/11	5,860	6,343
Pulte Homes Inc.	5.250%	1/15/14	7,000	6,697	A

				34,518

Household Products — N.M.
American Achievement Corp.	8.250%	4/1/12	250	256
Procter and Gamble Co.	8.500%	8/10/09	90	97

				353

Independent Power Producers and Energy Traders — 1.2%
Dynegy Holdings Inc.	8.750%	2/15/12	1,745	1,850
The AES Corp.	8.750%	5/15/13	18,838	20,180	C
The AES Corp.	7.750%	3/1/14	63,005	66,470
The AES Corp.	9.000%	5/15/15	7,700	8,277	C
TXU Corp.	4.800%	11/15/09	7,760	7,573
TXU Corp.	5.550%	11/15/14	560	532
TXU Corp.	6.550%	11/15/34	14,425	13,491	A

				118,373

Industrial Conglomerates — 0.1%
General Electric Co.	5.000%	2/1/13	8,205	8,114

Insurance — N.M.
ASIF Global Financing XIX	4.900%	1/17/13	2,180	2,126	C
Loews Corp.	8.875%	4/15/11	90	100

				2,226

IT Services — 0.2%
Electronic Data Systems Corp.	7.125%	10/15/09	19,905	20,751
SunGard Data Systems Inc.	9.125%	8/15/13	1,640	1,722

				22,473

Leisure Equipment and Products — 0.4%
Eastman Kodak Co.	3.625%	5/15/08	1,430	1,379	A
Eastman Kodak Co.	7.250%	11/15/13	21,284	21,159
Eastman Kodak Co.	3.375%	10/15/33	12,820	13,541	A,E

				36,079

Media — 0.9%
Belo Corp.	7.750%	6/1/27	5,300	5,437
Clear Channel Communications Inc.	4.625%	1/15/08	165	163
Clear Channel Communications Inc.	4.250%	5/15/09	2,760	2,673
Clear Channel Communications Inc.	6.250%	3/15/11	5,450	5,296
Clear Channel Communications Inc.	5.500%	9/15/14	8,050	6,791
Comcast Cable Communications Inc.	6.750%	1/30/11	680	712
Comcast Corp.	6.500%	1/15/15	1,130	1,177
Comcast Corp.	6.500%	1/15/17	560	584
Comcast Corp.	7.050%	3/15/33	7,470	7,988
Comcast MO of Delaware Inc.	9.000%	9/1/08	1,060	1,121
Cox Communications Inc.	7.875%	8/15/09	7,680	8,127
CSC Holdings Inc.	6.750%	4/15/12	500	488	C,D
CSC Holdings Inc.	7.875%	2/15/18	260	259
CSC Holdings Inc.	7.625%	7/15/18	568	553
DirecTV Holdings LLC	8.375%	3/15/13	2,450	2,548
EchoStar DBS Corp.	6.625%	10/1/14	805	785
Gannett Co. Inc.	6.375%	4/1/12	6,890	7,093
Idearc Inc.	8.000%	11/15/16	1,935	1,964	C

Lamar Media Corp.	7.250%	1/1/13	1,459		1,486
Lamar Media Corp.	6.625%	8/15/15	1,990		1,973
Liberty Media LLC	5.700%	5/15/13	535		504
Liberty Media LLC	3.750%	2/15/30	170		105	E
News America Inc.	6.200%	12/15/34	1,300		1,255	A
News America Inc.	6.750%	1/9/38	200		213
Sinclair Broadcast Group Inc.	8.000%	3/15/12	360		372
The Reader’s Digest Association Inc.	6.500%	3/1/11	460		473
Time Warner Inc.	6.875%	5/1/12	5,850		6,182
Time Warner Inc.	7.625%	4/15/31	440		492
Time Warner Inc.	7.700%	5/1/32	5,544		6,255
Viacom Inc.	5.750%	4/30/11	18,474		18,483

					91,552

Multi-Utilities — 0.1%
Dominion Resources Inc.	4.125%	2/15/08	2,000		1,970
Dominion Resources Inc.	5.125%	12/15/09	1,260		1,252
Dominion Resources Inc.	4.750%	12/15/10	1,010		987
Dominion Resources Inc.	5.700%	9/17/12	3,335		3,373	A

					7,582

Multiline Retail — 0.1%
J.C. Penney Co. Inc.	7.400%	4/1/37	690		752
Target Corp.	4.000%	6/15/13	5,340		4,965	A

					5,717

Office Electronics — N.M.
Xerox Corp.	6.750%	2/1/17	1,630		1,703

Oil, Gas and Consumable Fuels — 2.0%
Anadarko Petroleum Corp.	5.760%	9/15/09	21,500		21,588	C
Anadarko Petroleum Corp.	5.950%	9/15/16	1,330		1,333
Anadarko Petroleum Corp.	6.450%	9/15/36	35,090		35,458
Chesapeake Energy Corp.	6.375%	6/15/15	195		193
Chesapeake Energy Corp.	6.250%	1/15/18	1,970		1,896
Conoco Inc.	6.950%	4/15/29	10,193		11,578
ConocoPhillips	8.750%	5/25/10	3,100		3,435
ConocoPhillips	4.750%	10/15/12	1,130		1,102
ConocoPhillips	5.900%	10/15/32	10		10	A
Devon Energy Corp.	7.950%	4/15/32	2,655		3,232
El Paso Corp.	7.800%	8/1/31	8,230		8,991	A
El Paso Corp.	7.750%	1/15/32	9,560		10,468	A
El Paso Natural Gas Co.	8.375%	6/15/32	1,310		1,586
Gazprom	6.950%	8/6/09	546,352	RUB	20,881
Gazprom	6.790%	10/29/09	71,970	RUB	2,737
Gazprom	7.000%	10/27/11	23,990	RUB	912
Hess Corp.	7.875%	10/1/29	2,280		2,661
Hess Corp.	7.300%	8/15/31	14,515		16,199
Kerr-McGee Corp.	6.875%	9/15/11	800		845
Kerr-McGee Corp.	6.950%	7/1/24	740		788
Kerr-McGee Corp.	7.875%	9/15/31	8,000		9,544

Kinder Morgan Energy Partners LP	7.125%	3/15/12	7,565	8,031
Kinder Morgan Energy Partners LP	5.000%	12/15/13	1,804	1,715
Peabody Energy Corp.	6.875%	3/15/13	950	974
Peabody Energy Corp.	5.875%	4/15/16	880	858
Pemex Project Funding Master Trust	5.970%	12/3/12	117	117	B,C
Pemex Project Funding Master Trust	6.625%	6/15/35	16,845	17,232	A
Pogo Producing Co.	6.875%	10/1/17	850	812
Seariver Maritime Inc.	0.000%	9/1/12	70	52	G
Texaco Capital Inc.	5.500%	1/15/09	1,600	1,614
The Williams Cos. Inc.	7.750%	6/15/31	530	557	A
The Williams Cos. Inc.	8.750%	3/15/32	10,830	12,238
Vintage Petroleum Inc.	8.250%	5/1/12	661	694
XTO Energy Inc.	7.500%	4/15/12	691	751	A

				201,082

Paper and Forest Products — N.M.
Georgia-Pacific Corp.	8.125%	5/15/11	9	9
Weyerhaeuser Co.	6.750%	3/15/12	60	63

				72

Personal Products — N.M.
The Gillette Co.	2.500%	6/1/08	160	154

Pharmaceuticals — 0.1%
Wyeth	5.500%	3/15/13	7,530	7,579	A,G

Real Estate Investment Trusts (REITs) — 0.1%
Health Care Property Investors Inc.	6.450%	6/25/12	6,240	6,443
Host Marriott LP	6.750%	6/1/16	2,055	2,058
Ventas Inc.	8.750%	5/1/09	770	818
Ventas Inc.	6.750%	6/1/10	800	824
Ventas Inc.	9.000%	5/1/12	440	497
Ventas Inc.	6.625%	10/15/14	50	51
Ventas Inc.	7.125%	6/1/15	800	840

				11,531

Real Estate Management and Development — N.M.
Forest City Enterprises Inc.	7.625%	6/1/15	360	367
Forest City Enterprises Inc.	6.500%	2/1/17	597	585

				952

Road and Rail — N.M.
Hertz Corp.	8.875%	1/1/14	1,435	1,503	C
Horizon Lines LLC	9.000%	11/1/12	855	898
Norfolk Southern Corp.	6.200%	4/15/09	20	20	A

				2,421

Software — N.M.
UGS Corp.	10.000%	6/1/12	400	436

Specialty Retail — 0.3%
Autozone Inc.	4.375%	6/1/13	10,050	9,262
Limited Brands Inc.	6.125%	12/1/12	16,900	17,085	A
RadioShack Corp.	7.375%	5/15/11	7,920	8,044

				34,391

Textiles, Apparel and Luxury Goods — N.M.
Oxford Industries Inc.	8.875%	6/1/11	800	826

Thrifts and Mortgage Finance — 0.4%
Countrywide Financial Corp.	5.446%	6/27/07	16,400	16,402	B
Countrywide Home Loans Inc.	5.530%	2/27/08	25,000	25,023	B

				41,425

Tobacco — 0.1%
Altria Group Inc.	7.000%	11/4/13	5,525	6,003
Altria Group Inc.	7.750%	1/15/27	5,000	6,065
Philip Morris Capital Corp.	7.500%	7/16/09	190	198
Reynolds American Inc.	7.875%	5/15/09	730	760

				13,026

Wireless Telecommunication Services — 0.4%
Nextel Communications Inc.	5.950%	3/15/14	493	480
Nextel Communications Inc.	7.375%	8/1/15	1,980	2,030
Sprint Capital Corp.	6.125%	11/15/08	130	132
Sprint Capital Corp.	8.375%	3/15/12	13,945	15,498
Sprint Capital Corp.	8.750%	3/15/32	4,730	5,693
Sprint Nextel Corp.	6.000%	12/1/16	14,990	14,610

				38,443

Total Corporate Bonds and Notes (Cost — $2,013,604)				2,031,557

Asset-Backed Securities — 2.8%
Fixed Rate Securities — 0.3%
Bank One Issuance Trust 2003-C1	4.540%	9/15/10	470	465
Bay View Auto Trust 2003-LJ1	3.440%	4/25/12	163	159
Conseco Finance Securitizations Corp. 2000-4	8.310%	5/1/32	2,200	1,839
Contimortgage Home Equity Trust 1997-4	7.330%	10/15/28	1,292	923
Green Tree Financial Corp. 1992-2	9.150%	1/15/18	247	210
Green Tree Financial Corp. 1993-2	8.000%	7/15/18	713	695
Green Tree Financial Corp. 1996-5	8.100%	7/15/27	3,779	1,026
Green Tree Home Improvement Loan Trust 1996-A	7.400%	2/15/26	434	382
Lehman ABS Manufactured Housing Contract 2001-B A3	4.350%	5/15/14	3,782	3,609
Lehman ABS Manufactured Housing Contract 2001-B A6	6.467%	8/15/28	2,844	2,900
Oakwood Mortgage Investors Inc. 2001-E	6.000%	11/15/09	5,209	653	I1
Origen Manufactured Housing Contract Trust 2005-B	5.910%	1/15/37	4,797	4,767
Origen Manufactured Housing Contract Trust 2005-B	5.990%	1/15/37	1,500	1,486
Origen Manufactured Housing Contract Trust 2005-B	6.480%	1/15/37	2,100	2,110
Patrons’ Legacy 2003-IV	5.775%	12/23/63	7,900	7,866	C
Pegasus Aviation Lease Securitization 2000-1	8.370%	3/25/30	2,500	1,600	C
UCFC Home Equity Loan 1998-C	5.935%	1/15/30	18	18
Vanderbilt Mortgage Finance 1996-A	8.150%	5/7/26	425	426

Vanderbilt Mortgage Finance 1997-B	8.155%	10/7/26	219	225
Vanderbilt Mortgage Finance 1997-C	7.830%	8/8/27	499	514
WEF Issuer LLC Series 2006-A	5.190%	12/15/14	1,054	1,049	C

				32,922

Indexed SecuritiesB — 2.3%
AFC Home Equity Loan Trust 2002-2	5.650%	6/25/30	599	600
Asset Backed Securities Corp. Home Equity Loan Trust 2001-HE3	5.890%	11/15/31	423	424
Bayview Financial Acquisition Trust 2003-G	5.950%	1/28/39	3,965	3,970
Bear Stearns Asset Backed Securities Inc. 2005-AQ2	5.510%	9/25/35	7,821	7,822
Bear Stearns Asset Backed Securities Series 2005-CL1	5.850%	9/25/34	13,658	13,686
CDC Mortgage Capital Trust 2002-HE1	5.660%	1/25/33	707	708
Citibank Credit Card Issuance Trust 2002-C1	6.360%	2/9/09	2,040	2,042
Countrywide Asset-Backed Certificates 2002-BC1	6.010%	4/25/32	223	223
Countrywide Asset-Backed Certificates 2003-1	5.690%	6/25/33	470	470
Countrywide Asset-Backed Certificates 2003-BC3	5.660%	9/25/33	637	637
Countrywide Home Equity Loan Trust 2002-F	5.700%	11/15/28	961	967
Countrywide Home Equity Loan Trust 2005-H 2A	5.590%	12/25/35	3,419	3,424
Countrywide Home Equity Loan Trust 2006-RES	5.610%	6/15/29	1,072	1,072	C
CS First Boston Mortgage Securities Corp. 2005-AGE1	5.490%	2/25/32	9,879	9,881
EMC Mortgage Loan Trust 2002-B A1	6.000%	2/25/41	673	673	C
Fairbanks Capital Mortgage Loan Trust 1999-1 A	5.950%	5/25/28	1,311	1,308	C
Fannie Mae Grantor Trust 2005-T15	5.550%	11/25/32	1,397	1,397
Fleet Home Equity Loan Trust 2003-1	5.600%	1/20/33	6,001	6,008
GMAC Mortgage Corp. Loan Trust 2004-HE4	5.600%	3/25/35	35,629	35,657
Greenpoint Mortgage Funding Trust 2005-HE1	5.750%	9/25/34	1,200	1,204
GSRPM Mortgage Loan Trust 2004-1 A1	5.830%	9/25/42	6,712	6,766	C
Indymac Home Equity Loan Asset-Backed Trust 2001-A	5.610%	3/25/31	101	102
Lehman XS Trust 2005-5N	5.650%	11/25/35	36,258	36,359
MSDWCC Heloc Trust 2005-1	5.540%	7/25/17	2,850	2,853
Option One Mortgage Loan Trust 2003-1	5.770%	2/25/33	17	17
Popular ABS Mortgage Pass-Through Trust 2005-A	5.420%	6/25/35	1,008	1,009
Provident Bank Home Equity Loan Trust 2000-2	5.620%	8/25/31	408	408
RAAC Series 2006-RP4 A	5.610%	1/25/46	45,934	45,935	C
Renaissance Home Equity Loan Trust 2005-1	5.680%	5/25/35	3,000	3,016
Residential Asset Mortgage Products Inc. 2003-RS4	5.680%	5/25/33	1,576	1,597
Residential Funding Mortgage Securities II 2003-HS3	5.640%	8/25/33	47	47
Residential Funding Securities Corp. 2002-RP2 A1	6.070%	10/25/32	6,967	7,005
Salomon Brothers Mortgage Securities VII 2002-CIT1	5.650%	3/25/32	1,051	1,052
Southern Pacific Secured Asset Corp. 1998-2	5.690%	7/25/29	32	32
Truman Capital Mortgage Loan Trust 2006-1	5.610%	3/25/36	37,096	37,096	C
Vanderbilt Mortgage Finance 1999-D	8.600%	1/7/30	4,100	4,371
Wachovia Asset Securitization Inc. 2002-HE1	5.720%	9/27/32	1,427	1,430
Wachovia Asset Securitization Inc. 2002-HE2	5.780%	12/25/32	96	96
Wachovia Asset Securitization Inc. 2003-HE1	5.640%	3/25/33	43	43

				241,407

Variable Rate SecuritiesG — 0.2%
Countrywide Asset-Backed Certificates 2004-15	4.614%	12/25/32	11,882	11,701

Merrill Lynch Mortgage Investors Inc. 2005-SD1 A2	5.666%	5/25/46	3,500	3,492

				15,193

Total Asset-Backed Securities (Cost — $289,875)				289,522

Mortgage-Backed Securities — 13.6%
Fixed Rate Securities — 2.0%
Asset Securitization Corp. 1996-D2	6.920%	2/14/29	324	325
Banc of America Funding Corp. 2003-1	6.000%	5/20/33	620	620
BlackRock Capital Finance LP 1997-R3	7.220%	11/25/28	22	22	C
Commercial Capital Access One Inc. I2	12.000%	11/15/27	2,254	932
Commercial Mortgage Pass-Through Certificates Series 2001-J1A A2	6.457%	2/16/34	190	197	C
Criimi Mae Commercial Mortgage Trust 1998-C1	7.000%	6/2/33	343	346	C
CS First Boston Mortgage Securities Corp. 1998-C1 A1B	6.480%	5/17/40	172	174
GMAC Commercial Mortgage Securities Inc. 1998-C1	6.700%	5/15/30	7,214	7,294
GMAC Commercial Mortgage Securities Inc. 1999-C2	6.945%	9/15/33	336	346
GS Mortgage Securities Corp. II 1998-C1	6.620%	10/18/30	4,492	4,547
GS Mortgage Securities Corp. II 2005-GG4	4.680%	7/10/39	18,650	18,112
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB15	5.814%	6/12/43	2,370	2,451
JP Morgan Chase Commercial Mortgage Security Corp. 2006-LDP9 HS	5.749%	5/15/47	5,000	4,930	C
JPMorgan Chase Commercial Mortgage Pass-Through Certificates 2005-CIBC12	4.895%	9/12/37	3,000	2,911
JPMorgan Commercial Mortgage Finance Corp. 1999-C8 A2	7.400%	7/15/31	1,789	1,853
LB-UBS Commercial Mortgage Trust 2000-C3 A2	7.950%	5/15/25	100	107
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/30	8,640	8,306
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/30	4,100	3,979
MASTR Reperforming Loan Trust 2005-1	6.000%	8/25/34	6,466	6,465	C
MASTR Reperforming Loan Trust 2005-1	7.000%	8/25/34	9,662	9,972	C
Morgan Stanley Capital I Series 2005-HQ6	4.989%	8/13/42	21,070	20,585
Prime Mortgage Trust 2006-DR1 2A2	6.000%	11/25/36	89,248	88,996	C
Residential Asset Mortgage Products Inc. 2004-SL2	8.500%	10/25/31	325	339
Residential Asset Mortgage Products Inc. 2004-SL4	7.500%	7/25/32	2,152	2,199
Residential Asset Mortgage Products Inc. 2005-SL2	7.500%	3/25/32	15,141	15,693
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	3,128	3,022
Structured Asset Securities Corp. 1996-CFL	7.750%	2/25/28	69	69	C

				204,792

Indexed SecuritiesB — 10.3%
American Home Mortgage Assets Trust 2006-3	5.540%	7/25/36	29,364	29,223
American Home Mortgage Investment Trust 2005-4	5.640%	11/25/45	24,864	24,965
Citigroup Mortgage Loan Trust Inc. 2005-5	5.425%	8/25/35	273	273

Citigroup Mortgage Loan Trust Inc. 2005-HE2	5.750%	5/25/35	17,740	17,740	C
Countrywide Alternative Loan Trust 2005-38 A3	5.670%	9/25/35	28,883	28,984
Countrywide Alternative Loan Trust 2005-44 1A1	5.680%	12/25/35	38,448	38,512
Countrywide Alternative Loan Trust 2005-44 2A1	5.660%	10/25/35	20,986	20,991
Countrywide Alternative Loan Trust 2005-56 3A1	5.610%	11/25/35	26,237	26,314
Countrywide Alternative Loan Trust 2005-56 4A1	5.630%	11/25/35	10,029	10,057
Countrywide Alternative Loan Trust 2005-J12	5.620%	8/25/35	1,472	1,475
Countrywide Alternative Loan Trust 2006-OA17	5.545%	10/25/36	78,092	78,080
Countrywide Home Loans 2005-09 1A1	5.650%	5/25/35	14,391	14,451
Countrywide Home Loans 2005-R3	5.720%	9/25/35	8,646	8,693	C
DSLA Mortgage Loan Trust 2006-AR1 1A1A	5.747%	4/19/36	2,445	2,445
DSLA Mortgage Loan Trust 2006-AR1 1A1B	5.747%	4/19/36	2,445	2,445
Government National Mortgage Association 2001-36	5.750%	8/20/31	3	3
Greenpoint Mortgage Funding Trust 2006-AR3	5.580%	9/25/35	2,571	2,577
GSMPS Mortgage Loan Trust 2005-RP2	5.700%	3/25/35	26,898	26,859	C
GSMPS Mortgage Loan Trust 2005-RP3	5.700%	9/25/35	41,274	41,335
Harborview Mortgage Loan Trust 2005-3	5.590%	6/19/35	28,588	28,662
Harborview Mortgage Loan Trust 2005-7	6.232%	6/19/45	11,312	11,370
Impac CMB Trust 2003-4 1A1	5.990%	10/25/33	337	337
Impac CMB Trust 2003-5 A1	5.680%	8/25/33	422	422
Impac CMB Trust 2003-7	5.990%	8/25/33	873	873
Lehman XS Trust 2006-GP2 1A1A	5.420%	6/25/46	955	954
MASTR Reperforming Loan Trust 2005-2 1A1F	5.700%	5/25/35	7,710	7,725	C
Medallion Trust 2000-2G	5.561%	12/18/31	358	359	H
MLCC Mortgage Investors Inc. 2003-B	5.660%	4/25/28	5,257	5,284
Nomura Asset Acceptance Corp. Series 2005-AP3	5.480%	8/25/35	7,841	7,843
Residential Accredit Loans Inc.	5.750%	10/24/45	3,620	3,630
Sequoia Mortgage Trust A4	5.680%	11/22/24	19	19
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A	5.530%	8/25/36	48,867	48,962
Thornburg Mortgage Securities Trust 2005-4 A4	5.550%	12/25/35	80,486	80,411
Thornburg Mortgage Securities Trust 2006-1	5.490%	1/25/36	99,876	99,738
WaMu Mortgage Pass-Through Certificates 2005-AR15 A1A2	5.630%	11/25/45	48,548	48,735
WaMu Mortgage Pass-Through Certificates, Series 2005-AR06 2A1A	5.580%	4/25/45	22,449	22,508
WaMu Mortgage Pass-Through Certificates, Series 2005-AR08 1A1A	5.620%	7/25/45	12,396	12,434
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11	5.670%	8/25/45	61,237	61,404
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13 A1A1	5.640%	10/25/45	34,073	34,119
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13 B10	6.401%	10/25/45	6,262	5,584	C
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15 A1A1	5.610%	11/25/45	31,246	31,350

WaMu Mortgage Pass-Through Certificates, Series 2005-AR17 A1A2	5.610%		12/25/45	23,877	23,969
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19 A1A1	5.590%		12/25/45	49,453	49,590
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19 A1A2	5.610%		12/25/45	54,662	54,820
Zuni Mortgage Loan Trust 2006-0A1	5.450%		8/26/36	46,989	46,931

					1,063,455

Stripped Securities — N.M.%
Diversified REIT Trust 2001-1A	0.730%		3/8/10	11,701	217	C,I1
FFCA Secured Lending Corp. 1999-1A	1.443%		3/18/16	386	17	C,I1
GMAC Commercial Mortgage Securities Inc. 1999-CTL1	0.735%		12/15/16	915	4	C,I1
LB-UBS Commercial Mortgage Trust 2001-C3	0.949%		6/15/36	8,769	315	C,I1

					553

Variable Rate SecuritiesG — 1.3%
Banc of America Commercial Mortgage Inc. 2005-5	5.115%		10/10/45	7,630	7,515
Banc of America Commercial Mortgage Inc. 2006-2 A4	5.740%		5/10/45	28,805	29,786
Commercial Mortgage Asset Trust 1999-C2	7.546%		11/17/32	330	345
GE Capital Commercial Mortgage Corp. 2005-C4	5.333%		11/10/45	15,020	15,086
Harborview Mortgage Loan Trust 2006-2	5.438%		2/25/36	8,300	8,287
Indymac INDX Mortgage Loan Trust 2004-AR15	5.094%		2/25/35	1,158	1,157
Indymac INDX Mortgage Loan Trust 2005-AR13	4.475%		8/25/35	1,114	1,106
IndyMac INDX Mortgage Loan Trust 2005-AR15	5.099%		9/25/35	11,935	11,585
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13	5.294%		1/12/43	11,800	11,811
Merrill Lynch Mortgage Trust 2005-CKI1	5.244%		11/12/37	17,280	17,252
Merrill Lynch Mortgage Trust 2005-MCP1	4.747%		6/12/43	15,240	14,645
Morgan Stanley Mortgage Loan Trust 2005-3AR	5.218%		7/25/35	12,055	12,099
Prime Mortgage Trust 2005-2	7.415%		10/25/32	927	950
Thornburg Mortgage Securities Trust 2004-1	2.961%		3/25/44	715	716

					132,340

Total Mortgage-Backed Securities (Cost — $1,403,180)					1,401,140

Loan Participations and AssignmentsB — 0.3%
Commercial Services and Supplies — N.M.
Allied Waste North America Inc., Credit Linked Deposit, Tranche A	7.12 to 7.210	% %	5/21/07	554	555
Allied Waste North America Inc., Term Loan	7.120 to 7.270	% %	1/3/07	1,249	1,249

					1,804

Communications Equipment — 0.1%
Panamsat Corp., Term Loan, Tranche A	7.496%		1/3/07	2,000	2,006

Computers and Peripherals — N.M.
SunGard Data Systems Inc., Term Loan, Tranche B	7.875%		2/8/07	1,995	2,013

Diversified Financial Services — N.M.
CCM Merger Inc., Term Loan, Tranche B	7.35 to 7.634	% %	3/29/07	995	993

Food and Staples Retailing — N.M.
Jean Coutu Group Inc., Term Loan, Tranche B	7.938%		1/30/07	994	996

Health Care Providers and Services — 0.1%
Davita Inc., Term Loan, Tranche B	7.320 to 7.690	% %	3/30/07	1,830	1,840
Healthsouth Corp., Term Loan, Tranche B	8.620%		1/10/07	995	1,001
Iasis Healthcare Corp., Term Loan, Tranche B	7.6168 to 7.620	% %	1/5/07	997	1,002
Vanguard Health Holding Co. II, Replacement Term Loan	7.614%		3/30/07	1,990	1,991

					5,834

Hotels Restaurants and Leisure — N.M.
Metro-Goldwyn-Mayer Studios Inc., Term Loan, Tranche B	8.614%		3/30/07	1,492	1,477

Independent Power Producers and Energy Traders — N.M.
NRG Energy Inc., Term Loan	7.364%		3/30/07	1,324	1,331

Media — 0.1%
Carmike Cinemas Inc., Delayed Draw Term Loan	8.600%		3/8/07	839	846
Cedar Fair LP, Term Loan, Tranche B	7.850%		1/31/07	995	1,004
Charter Communications Operating LLC, Term Loan	8.005%		1/30/07	2,000	2,012
CSC Holdings Inc., Incremental Term Loan	6.86 to 7.123%		2/5/07	997	998
Idearc Inc., Term Loan, Tranche B	7.350%		1/17/07	1,000	1,005
Nielsen Finance LLC, Term Loan, Tranche B	8.125%		2/9/07	2,000	2,013

					7,878

Paper and Forest Products — N.M.
Georgia-Pacific Corp., First Lien Term Loan	7.353 to 7.376	% %	3/30/07	995	999

Semiconductors and Semiconductor Equipment — N.M.
Sensata Technologies, Term Loan, Tranche B	7.100 to 7.130	% %	1/29/07	1,493	1,482

Total Loan Participations and Assignments (Cost — $26,749)					26,813

U.S. Government and Agency Obligations — 22.5%
Fixed Rate Securities — 16.7%
Fannie Mae	3.125%	12/15/07	35,000	34,322
Fannie Mae	5.400%	4/13/09	4,930	4,929	A
Fannie Mae	6.625%	9/15/09	16,140	16,806
Fannie Mae	5.200%	11/8/10	17,470	17,392
Fannie Mae	5.625%	5/19/11	31,580	31,900
Fannie Mae	4.610%	10/10/13	40,690	39,162
Federal Home Loan Bank	3.875%	8/22/08	8,640	8,479	A
Federal Home Loan Bank	5.400%	1/2/09	21,200	21,168
Freddie Mac	3.500%	11/15/07	100	99
Freddie Mac	5.875%	11/15/07	750	754
Freddie Mac	5.550%	12/11/08	13,890	13,881
Freddie Mac	4.750%	1/18/11	9,890	9,824
Freddie Mac	5.250%	2/24/11	16,000	15,993
Freddie Mac	5.625%	3/15/11	25,450	26,104	A
Freddie Mac	5.125%	4/18/11	14,440	14,540
Freddie Mac	4.650%	10/10/13	47,200	45,500
Freddie Mac	5.450%	11/21/13	18,230	18,182
Freddie Mac	5.300%	5/12/20	75,000	71,580
Freddie Mac	5.625%	11/23/35	19,270	18,567
Tennessee Valley Authority	6.250%	12/15/17	40	44
Tennessee Valley Authority	6.750%	11/1/25	1,670	1,982
Tennessee Valley Authority	7.125%	5/1/30	840	1,056
United States Treasury Bonds	5.250%	2/15/29	17,000	17,829	A
United States Treasury Bonds	4.500%	2/15/36	484,216	460,459	A
United States Treasury Notes	3.750%	5/15/08	25,460	25,070	A
United States Treasury Notes	5.000%	7/31/08	5,835	5,845	A
United States Treasury Notes	4.375%	11/15/08	66,590	66,054	A
United States Treasury Notes	4.500%	2/15/09	13,500	13,418	A
United States Treasury Notes	4.875%	8/15/09	35,350	35,456	A
United States Treasury Notes	3.375%	10/15/09	5,910	5,702	A
United States Treasury Notes	4.625%	11/15/09	178,480	177,922	A
United States Treasury Notes	3.625%	1/15/10	11,280	10,932	A
United States Treasury Notes	4.000%	4/15/10	10	10	A
United States Treasury Notes	3.875%	9/15/10	24,700	24,010	A
United States Treasury Notes	4.500%	11/15/10	238,680	236,983	A
United States Treasury Notes	4.750%	3/31/11	12,410	12,431	A
United States Treasury Notes	4.875%	4/30/11	15,230	15,329	A
United States Treasury Notes	4.875%	7/31/11	5,840	5,881
United States Treasury Notes	4.625%	8/31/11	2,900	2,891	A
United States Treasury Notes	4.500%	9/30/11	6,710	6,651	A
United States Treasury Notes	4.625%	10/31/11	9,000	8,967	A
United States Treasury Notes	4.250%	8/15/13	140	137	A
United States Treasury Notes	5.125%	5/15/16	93,660	96,473	A
United States Treasury Notes	4.875%	8/15/16	28,815	29,159	A

United States Treasury Notes	4.625%	11/15/16	50,000	49,672	A

				1,719,545

Stripped Securities — 0.2%
United States Treasury Bonds	0.000%	11/15/21	37,190	17,894	A,I2

Treasury Inflation-Protected SecuritiesJ — 5.6%
United States Treasury Inflation-Protected Security	3.875%	1/15/09	4,381	4,502	A
United States Treasury Inflation-Protected Security	0.875%	4/15/10	53,174	50,411
United States Treasury Inflation-Protected Security	2.375%	4/15/11	220,620	219,741	A
United States Treasury Inflation-Protected Security	3.375%	1/15/12	12,299	12,840
United States Treasury Inflation-Protected Security	1.875%	7/15/13	17,297	16,711
United States Treasury Inflation-Protected Security	2.000%	1/15/14	1,245	1,210
United States Treasury Inflation-Protected Security	2.000%	7/15/14	43	42
United States Treasury Inflation-Protected Security	1.875%	7/15/15	38,539	36,932
United States Treasury Inflation-Protected Security	2.000%	1/15/16	41,307	39,884	A
United States Treasury Inflation-Protected Security	2.500%	7/15/16	36,809	37,088	A
United States Treasury Inflation-Protected Security	2.375%	1/15/25	95,844	95,421	A
United States Treasury Inflation-Protected Security	2.000%	1/15/26	4,444	4,179	A
United States Treasury Inflation-Protected Security	3.625%	4/15/28	23,423	28,281	A
United States Treasury Inflation-Protected Security	3.875%	4/15/29	26,900	33,875	A

				581,117

Total U.S. Government and Agency Obligations (Cost — $2,316,154)				2,318,556

U.S. Government Agency Mortgage-Backed Securities — 42.7%
Fixed Rate Securities — 41.0%
Fannie Mae	6.500%	5/1/14 to 7/1/35	14,272	14,561
Fannie Mae	5.500%	1/1/17 to 10/1/35	46,681	46,262
Fannie Mae	9.500%	11/1/21	2	2
Fannie Mae	5.500%	12/1/21 to 12/1/36	400,600	396,289	K
Fannie Mae	6.000%	12/1/21 to 12/1/36	81,560	82,156	K
Fannie Mae	6.000%	3/1/28 to 11/1/36	816,925	822,475
Fannie Mae	7.000%	8/1/29 to 6/1/32	5,166	5,320
Fannie Mae	7.500%	11/1/29	25	27
Fannie Mae	5.000%	6/1/35 to 3/1/36	202,267	195,336
Fannie Mae	4.500%	12/1/36	26,400	24,734	K
Fannie Mae	5.000%	12/1/36	1,983,200	1,914,407	K
Fannie Mae	6.500%	12/1/36	366,560	373,433	K
Freddie Mac	6.000%	6/1/08 to 9/1/19	9,036	9,161
Freddie Mac	5.500%	12/1/13 to 5/1/35	13,808	13,674
Freddie Mac	7.000%	10/1/16 to 4/1/32	1,679	1,728

Fixed Rate Securities — Continued
Freddie Mac	6.500%	7/1/29	427	437
Freddie Mac	5.000%	12/1/36	35,000	33,764	K
Freddie Mac	6.000%	12/1/36	4,000	4,029	K
Government National Mortgage Association	7.500%	3/15/23 to 9/15/31	263	274
Government National Mortgage Association	7.000%	7/15/23 to 7/15/31	857	886
Government National Mortgage Association	6.500%	4/15/28 to 4/15/33	19,121	19,647
Government National Mortgage Association	6.000%	1/15/29 to 11/15/35	94,605	95,992
Government National Mortgage Association	8.000%	12/15/30 to 1/15/31	36	39
Government National Mortgage Association	5.000%	7/15/33 to 11/15/35	84,546	82,183
Government National Mortgage Association	5.500%	7/15/33 to 6/15/35	25,146	25,049
Government National Mortgage Association	6.000%	12/1/36	15,100	15,308	K
Government National Mortgage Association	6.500%	12/1/36	45,800	46,974	K

				4,224,147

Indexed SecuritiesB — 1.7%
Fannie Mae	4.765%	6/1/35	20,507	20,387
Fannie Mae	4.327%	8/1/35	2,125	2,104
Fannie Mae	4.608%	9/1/35	11,787	11,768
Fannie Mae	4.688%	9/1/35	4,603	4,589
Fannie Mae	4.570%	10/1/35	3,796	3,785
Fannie Mae	4.662%	10/1/35	4,727	4,724
Fannie Mae	4.721%	10/1/35	7,060	7,026
Fannie Mae	4.800%	10/1/35	4,190	4,182
Fannie Mae	6.768%	10/1/35	27,111	28,024
Fannie Mae	6.778%	10/1/35	6,917	7,150
Fannie Mae	6.781%	10/1/35	46,588	48,159
Fannie Mae	6.769%	11/1/35	18,886	19,522
Freddie Mac	4.870%	10/1/35	7,538	7,517

				168,937

Stripped Securities — N.M.
Financing Corp.	0.000%	11/30/17	320	171	I2
Financing Corp.	0.000%	4/15/19	1,250	719	I2

				890

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $4,419,719)				4,393,974

Yankee BondsL — 7.3%
Aerospace and Defense — N.M.
Systems 2001 Asset Trust	6.664%	9/15/13	2,629	2,753	C

Automobiles — N.M.
General Motors Nova Scotia Finance Co.	6.850%	10/15/08	1,550		1,542

Commercial Banks — 1.8%
Glitnir Banki Hf	6.330%	7/28/11	9,940		10,207	C
Glitnir Banki Hf	6.693%	6/15/16	19,500		20,131	C,D
HSBC Capital Funding LP	4.610%	6/27/49	2,090		1,946	C,D
Kaupthing Bank Hf	6.062%	4/12/11	27,710		27,903	B,C
Kaupthing Bank Hf	5.750%	10/4/11	5,220		5,214	A,C
Kaupthing Bank Hf	7.125%	5/19/16	6,060		6,428	C
Korea Development Bank	4.250%	11/13/07	200		198
Korea Development Bank	5.500%	11/13/12	60		61
Landsbanki Islands Hf	6.100%	8/25/11	28,390		28,863	C
Nordea Bank AB	5.330%	4/9/07	52,000		52,003	B,C
Resona Preferred Global Securities	7.191%	12/29/49	10,630		11,092	C,D
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	17,115		17,095	C,D

					181,141

Diversified Financial Services — 0.4%
Aiful Corp.	5.000%	8/10/10	11,440		11,102	C
Cascadia Ltd.	8.475%	6/13/08	4,100		4,041	B,C
European Investment Bank	4.000%	3/3/10	100		97
MUFG Captial Finance 1 Ltd.	6.346%	7/29/49	7,400		7,510	D
Pemex Finance Ltd.	9.030%	2/15/11	9		9
TNK-BP Finance SA	7.500%	7/18/16	16,450		17,499	C

					40,258

Diversified Telecommunication Services — 0.4%
British Telecommunications PLC	8.625%	12/15/10	2,315		2,583	G
Deutsche Telekom International Finance BV	5.750%	3/23/16	18,520		18,248	A
Intelsat Bermuda Ltd.	9.250%	6/15/16	1,095		1,177	C
Koninklijke (Royal) KPN NV	8.000%	10/1/10	13,130		14,167
Telecom Italia Capital SpA	5.250%	11/15/13	1,260		1,201
Telecom Italia Capital SpA	4.950%	9/30/14	3,730		3,456
Telecom Italia Capital SpA	5.250%	10/1/15	2,950		2,756

					43,588

Electric Utilities — N.M.
Hydro-Quebec	6.300%	5/11/11	1,720		1,798

Foreign Government Obligations — 2.9%
Brazil Notas do Tesouro Nacional	6.000%	5/15/15	9	BRL	6,138
Canadian Government Bond	5.250%	6/1/12	45,000	CAD	40,947
Canadian Real Return Bond	4.000%	12/1/31	6,787	CAD	8,455	J
Federal Republic of Germany	3.750%	1/4/15	18,440	EUR	24,048
Federative Republic of Brazil	8.875%	4/15/24	950		1,184
Federative Republic of Brazil	10.125%	5/15/27	3,755		5,276	A
Federative Republic of Brazil	11.000%	8/17/40	21,803		28,889	A
Federative Republic of Brazil	6.000%	5/15/45	9	BRL	5,713
Province of British Columbia	4.300%	5/30/13	180		174	L
Province of Ontario	3.500%	9/17/07	110		109	L
Republic of Colombia	7.375%	9/18/37	2,550		2,737	A
Republic of Panama	7.125%	1/29/26	4,390		4,741
Republic of Panama	9.375%	4/1/29	3,078		4,109
Republic of Panama	6.700%	1/26/36	1,139		1,185	A
Republic of Turkey	0.000%	8/13/08	26,750	TRY	13,812	F
Russian Federation	5.000%	3/31/30	83,170		93,891	C,D
United Mexican States	5.625%	1/15/17	374		374
United Mexican States	11.500%	5/15/26	9,330		15,091
United Mexican States	8.300%	8/15/31	6,950		8,886
United Mexican States	7.500%	4/8/33	25,841		30,492

					296,251

Industrial Conglomerates — 0.5%
Tyco International Group SA	6.125%	11/1/08	100		101
Tyco International Group SA	6.750%	2/15/11	460		485
Tyco International Group SA	6.375%	10/15/11	5,580		5,840
Tyco International Group SA	7.000%	6/15/28	945		1,084
Tyco International Group SA	6.875%	1/15/29	40,620		46,176

					53,686

Insurance — 0.1%
Foundation Re Ltd.	9.473%	11/24/08	6,650		6,264	B,C

Media — N.M.
Kabel Deutschland GmbH	10.625%	7/1/14	680	754
Quebecor Media Inc.	7.750%	3/15/16	550	562
Rogers Cable Inc.	7.875%	5/1/12	687	743
Rogers Cable Inc.	5.500%	3/15/14	860	822
Rogers Cable Inc.	6.750%	3/15/15	130	134
Shaw Communications Inc.	7.250%	4/6/11	630	654
Shaw Communications Inc.	7.200%	12/15/11	395	411	A
Sun Media Corp.	7.625%	2/15/13	565	573

				4,653

Metals and Mining — 0.4%
Corporacion Nacional del Cobre—Codelco	4.750%	10/15/14	2,590	2,462	C
Inco Ltd.	5.700%	10/15/15	9,890	9,682
Vale Overseas Ltd.	8.250%	1/17/34	690	817
Vale Overseas Ltd.	6.875%	11/21/36	23,800	24,411

				37,372

Oil, Gas and Consumable Fuels — 0.7%
Anadarko Finance Co.	7.500%	5/1/31	12,067	13,691
ChevronTexaco Capital Co.	3.500%	9/17/07	20	20
Conoco Funding Co.	6.350%	10/15/11	590	617
Conoco Funding Co.	7.250%	10/15/31	810	955
Gazprom	6.212%	11/22/16	27,720	27,914	C
OMI Corp.	7.625%	12/1/13	1,450	1,483
OPTI Canada Inc.	8.250%	12/15/14	2,395	2,461
Petrobras International Finance Co.	6.125%	10/6/16	17,600	17,776
Teekay Shipping Corp.	8.875%	7/15/11	1,729	1,856
YPF Sociedad Anonima	7.750%	8/27/07	1,000	1,010	A

				67,783

Semiconductors and Semiconductor Equipment — N.M.
NXP BV/NXP Funding LLC	7.875%	10/15/14	595	615	C

Wireless Telecommunication Services — 0.1%
Rogers Wireless Inc.	6.375%	3/1/14	1,850	1,873
Vodafone Group PLC	5.000%	9/15/15	10,600	10,091

				11,964

Total Yankee Bonds (Cost — $711,120)				749,668

Common Stocks and Equity Interests — N.M.
Dynegy Inc.			0.4		3	M

Total Common Stocks and Equity Interests (Cost — $3)					3

Preferred Stocks — 0.5%
Fannie Mae	5.375%		—	N	2,893	M
Ford Motor Co.	7.500%		16		294	A
General Motors Corp.	5.250%		646		13,690	A
General Motors Corp.	6.250%		592		13,455	A,E
General Motors Corp.	7.250%		128		2,442
General Motors Corp.	7.250%		56		1,064	M
General Motors Corp.	7.250%		45		856
General Motors Corp.	7.375%		328		6,251
General Motors Corp.	7.500%		260		4,999
Home Ownership Funding Corp.	13.331%		2		221	C,D,M
Home Ownership Funding Corp. II	13.338%		1		192	C,D,M

Total Preferred Stocks (Cost — $42,518)					46,357

Warrants — N.M.
Bear Stearns Trust Certficates 2001-2			5	wts	76
Bear Stearns Trust Certficates 2001-3			5	wts	11

Total Warrants (Cost — $18)					87

Total Long-Term Securities (Cost — $11,222,940)					11,257,677

Investment of Collateral From Securities Lending — 15.6%
State Street Navigator Securities Lending Prime Portfolio			1,607,386		1,607,386

Total Investment of Collateral From Securities Lending (Cost — $1,607,386)					1,607,386

Short-Term Securities — 16.5%
Corporate Bonds and Notes — 2.4%
BankAmerica Corp.	5.383%	1/10/07	94,000		93,877	F
BankAmerica Corp.	5.394%	2/6/07	70,000		69,633	F
Royal Bank of Scotland	5.290%	5/3/07	50,000		49,986
Tribune Co.	6.100%	2/1/07	29,450		29,302	F

					242,798

U.S. Government and Agency Obligations — 4.9%
Fannie Mae	0.000%	1/3/07	128,000		127,963	F
Fannie Mae	0.000%	1/8/07	220,000		219,780	F
Fannie Mae	0.000%	6/25/07	58,750		57,318	F,O
Federal Home Loan Bank	0.000%	1/3/07	99,000		98,972	F

					504,033

Foreign Government Obligations — 0.9%
Egypt Treasury Bills	0.000%	4/17/07	141,150	EGP	23,998	F
Egypt Treasury Bills	0.000%	10/30/07	52,425	EGP	8,476	F
Egypt Treasury Bills	0.000%	10/30/07	378,900	EGP	61,258	F

					93,732

Options Purchased — 0.1%
Eurodollar Futures Call, June 2007, Strike Price $94.00			450	P	866
Eurodollar Futures Call, March 2007, Strike Price $94.00			1,836	P	3,121
Eurodollar Futures Call, March 2007, Strike Price $94.75			3,850	P	289
Eurodollar Futures Call, September 2007, Strike Price $95.00			1,576	P	729
Eurodollar Futures Put, March 2007, Strike Price $93.00			351	P	2
Eurodollar Futures Put, March 2007, Strike Price $94.00			3,354	P	21
Eurodollar Futures Put, March 2007, Strike Price $95.50			760	P	1,558
Goldman Sachs Swaption Futures Call, February 2007, Strike Price $4.97			292,700,000	P	9
Goldman Sachs Swaption Futures Call, February 2007, Strike Price $5.03			292,700,000	P	22
Goldman Sachs Swaption Futures Call, January 2007, Strike Price $5.6575			113,900,000	P	2,792
U.S. Treasury Note Futures Call, February 2007, Strike Price $102.00			929	P	2,845
U.S. Treasury Note Futures Call, February 2007, Strike Price $102.50			18	P	46

					12,300

Repurchase Agreements — 8.2%
Goldman Sachs Group, Inc. 5.2% dated 12/29/06, to be repurchased at $518,258 on 1/2/07 (Collateral: $528,363 Federal Home Loan Bank notes, 5.125% to 5.375% due 11/20/09 to 8/14/13, value $528,363)			517,957		517,957
Lehman Brothers Inc. 5.2%, dated 12/29/06, to be repurchased at $277,351 on 1/2/07 (Collateral: $876,905 Resolution Funding Corporation Principal-only Securities, due 1/15/30, value $282,732)			277,191		277,191
State Street Bank and Trust			50,000		50,000

					845,148

Total Short-Term Securities (Cost — $1,699,085)					1,698,011

Total Investments — 141.5% (Cost — $14,529,411)					14,563,074
Obligation to Return Collateral For Securities Loaned — (15.6)%					(1,607,386)
Other Assets Less Liabilities — (25.9)%					(2,660,471)

Net Assets — 100.0%					$10,295,217

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased
Australian Treasury Bond Futures	March 2007	99	(146)
Bundesobligations Futures	March 2007	5,031	(4,811)
Canadian Government Bond Futures	March 2007	461	(462)
Euro Currency Futures	March 2007	200	(245)
Eurodollar Futures	March 2007	3,738	(141)
Eurodollar Futures	June 2007	1,113	(126)
Eurodollar Futures	September 2007	4,312	(1,359)
Eurodollar Futures	March 2008	564	282
Eurodollar Futures	September 2008	20	(10)
Japanese Yen Futures	March 2007	3,484	(5,133)
LIBOR Futures	March 2007	1,100	(393)
LIBOR Futures	June 2007	537	(161)
LIBOR Futures	September 2007	2,000	174
U.K. Treasury Bond Futures	March 2007	250	(711)
U.S. Treasury Bond Futures	March 2007	1,542	(1,252)
U.S. Treasury Note Futures	March 2007	2,663	(2,143)

			$(16,637)

Futures Contracts Written
Australian Dollar Futures	March 2007	175	(45)
British Pounds Futures	March 2007	725	481
Canadian Dollar Futures	March 2007	515	520
Swiss Franc Futures	March 2007	50	70
U.S. Treasury Note Futures	March 2007	6,894	9,999

			$11,025

Options Written
Euro Currency Futures Call, Strike Price $1.34	March 2007	415	238
Eurodollar Futures Call, Strike Price $95.13	March 2007	293	46
Eurodollar Futures Put, Strike Price $94.50	March 2007	658	75
Goldman Sachs Swaption Futures Call, Strike Price $5.01	February 2007	64,700,000	757
Goldman Sachs Swaption Futures Call, Strike Price $5.05	February 2007	64,700,000	702
U.S. Treasury Bond Futures Call, Strike Price $114.00	February 2007	1,788	1,005
U.S. Treasury Bond Futures Call, Strike Price $115.00	February 2007	2,687	1,457
U.S. Treasury Bond Futures Call, Strike Price $116.00	February 2007	942	628
U.S. Treasury Bond Futures Put, Strike Price $109.00	February 2007	2,460	722
U.S. Treasury Bond Futures Put, Strike Price $111.00	February 2007	326	(136)
U.S. Treasury Bond Futures Put, Strike Price $113.00	February 2007	1,415	(2,028)
U.S. Treasury Note Futures Call, Strike Price $109.00	January 2007	2,760	1,042
U.S. Treasury Note Futures Call, Strike Price $109.00	February 2007	4,311	1,522
U.S. Treasury Note Futures Call, Strike Price $110.00	February 2007	13,192	5,231
U.S. Treasury Note Futures Call, Strike Price $111.00	February 2007	1,213	269
U.S. Treasury Note Futures Put, Strike Price $104.00	February 2007	1,758	407
U.S. Treasury Note Futures Put, Strike Price $106.00	February 2007	3,423	684
U.S. Treasury Note Futures Put, Strike Price $107.00	February 2007	570	(114)
U.S. Treasury Note Futures Put, Strike Price $108.00	February 2007	757	(371)

			$12,136

Open Forward Foreign Currency Contracts

	Contract to
Settlement Date	ReceiveQ		DeliverQ		Unrealized Gain/(Loss)
02/07/07	EUR	$74,912	USD	$94,316	$4,715
02/07/07	JPY	10,604,498	USD	89,928	(347)
01/08/07	TRY	19,671	USD	13,791	35
02/07/07	USD	23,818	AUD	31,627	(1,107)
02/07/07	USD	64,267	CAD	72,410	2,031
02/07/07	USD	54,445	EUR	43,215	(2,683)

					$2,644

A	All or a portion of this security is on loan.

B	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or ten-year Japanese Government Bond Rate. The coupon rates are the rates as of December 31, 2006.
C	Rule 144A Security - A security purchased pursuant to Rule 144A under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 8.86% of net assets.
D	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes.
E	Convertible Security - Security may be converted into the issuer’s common stock.
F	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
G	The coupon rates shown on variable rate securities are the rates at December 31, 2006. These rates vary with the weighted average coupon of the underlying loans.
H	Unit – A security which consists of a bond and warrants to purchase the common stock of the issuer.
I	Stripped Security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
J	Inflation-Protected Securities - Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
K	When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
L	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
M	Non-income producing.
N	Amount represents less than 0.05.
O	All or a portion of this security is collateral to cover futures and options contracts.
P	Par represents actual number of contracts.
Q	Definition of currency abbreviations:

AUD — Australian dollar

BRL — Brazilian real

CAD — Canadian dollar

EGP — Egyptian pound

EUR — Euro

JPY — Japanese yen

RUB — Russian ruble

TRY — Turkish lira

†	Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

N.M. Not Meaningful.

Portfolio of Investments

Western Asset Inflation Indexed Plus Bond Portfolio

December 31, 2006 (Unaudited)

(Amount in Thousands)

	Rate	Maturity Date	Par†	Value
Long-Term Securities — 95.1%
Corporate Bonds and Notes — 1.6%
Diversified Financial Services — 1.2%
Allstate Life Global Funding Trust	2.910%	4/2/07	$4,600	$4,566	A
J.P. Morgan and Co. Inc.	9.605%	2/15/12	2,690	2,790	A

				7,356

Oil, Gas and Consumable Fuels — 0.4%
The Williams Cos. Inc.	8.750%	3/15/32	1,900	2,147

Total Corporate Bonds and Notes (Cost — $9,508)				9,503
Asset-Backed Securities — 0.3%
Indexed SecuritiesA — 0.3%
Bear Stearns Asset Backed Securities Inc. 2003-ABF1	5.720%	2/25/34	181	182
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4	5.720%	10/25/32	219	220
Countrywide Asset-Backed Certificates 2002-1	5.910%	8/25/32	63	63
EMC Mortgage Loan Trust 2003-B	5.900%	11/25/41	660	663	B
EQCC Trust 2002-1	5.650%	11/25/31	75	75
GSRPM Mortgage Loan Trust 2003-2	6.050%	6/25/33	350	352
Residential Asset Mortgage Products Inc. 2003-RS2	5.690%	3/25/33	87	87

Total Asset-Backed Securities (Cost — $1,636)				1,642
Mortgage-Backed Securities — 0.2%
Indexed SecuritiesA — 0.2%
Crusade Global Trust 2003-2	5.551%	9/18/34	970	973	C
CS First Boston Mortgage Securities Corp. 2001-28	6.000%	11/25/31	646	651

Total Mortgage-Backed Securities (Cost — $1,618)				1,624
U.S. Government and Agency Obligations — 84.9%
Indexed SecuritiesA — 1.3%
Tennessee Valley Authority	3.375%	1/15/07	8,153	8,150

Treasury Inflation-Protected SecuritiesD — 83.6%
United States Treasury Inflation-Protected Security	3.625%	1/15/08	10,613	10,726
United States Treasury Inflation-Protected Security	3.875%	1/15/09	22,460	23,078
United States Treasury Inflation-Protected Security	4.250%	1/15/10	13,472	14,179
United States Treasury Inflation-Protected Security	0.875%	4/15/10	14,202	13,464	E
United States Treasury Inflation-Protected Security	3.500%	1/15/11	29,647	30,863
United States Treasury Inflation-Protected Security	2.375%	4/15/11	17,938	17,866
United States Treasury Inflation-Protected Security	3.375%	1/15/12	18,960	19,795
United States Treasury Inflation-Protected Security	3.000%	7/15/12	40,794	41,981
United States Treasury Inflation-Protected Security	1.875%	7/15/13	28,188	27,232
United States Treasury Inflation-Protected Security	2.000%	1/15/14	43,235	41,999
United States Treasury Inflation-Protected Security	2.000%	7/15/14	21,287	20,661
United States Treasury Inflation-Protected Security	1.625%	1/15/15	25,443	23,948
United States Treasury Inflation-Protected Security	1.875%	7/15/15	23,107	22,143
United States Treasury Inflation-Protected Security	2.000%	1/15/16	17,654	17,045

United States Treasury Inflation-Protected Security	2.500%	7/15/16	24,566		24,752
United States Treasury Inflation-Protected Security	2.375%	1/15/25	22,143		22,046
United States Treasury Inflation-Protected Security	2.000%	1/15/26	39,538		37,184
United States Treasury Inflation-Protected Security	3.625%	4/15/28	37,425		45,186
United States Treasury Inflation-Protected Security	3.875%	4/15/29	39,092		49,228

					503,376

Total U.S. Government and Agency Obligations (Cost — $520,658)					511,526

U.S. Government Agency Mortgage-Backed Securities — 4.7%
Fixed Rate Securities — 4.7%
Fannie Mae	5.000%	12/1/36	25,640		24,750	F
Fannie Mae	6.000%	12/1/36	3,900		3,926	F

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $28,844)					28,676

Yankee BondsC — 3.4%
Commercial Banks — 0.8%
Glitnir Banki Hf	6.693%	6/15/16	1,760		1,817	B,G
Kaupthing Bank Hf	7.125%	5/19/16	2,940		3,118	B

					4,935

Foreign Governments — 2.3%
Canadian Real Return Bond	3.000%	12/1/36	937	CAD	1,037	D
Federative Republic of Brazil	8.875%	4/15/24	180		224
Federative Republic of Brazil	10.125%	5/15/27	310		436
Federative Republic of Brazil	11.000%	8/17/40	1,151		1,525
Kingdom of Sweden Inflation-Protected Notes	3.500%	12/1/28	14,480	SEK	3,178	D
Republic of Colombia	11.750%	2/25/20	200		290
Republic of Colombia	7.375%	9/18/37	410		440
Republic of Panama	7.125%	1/29/26	697		753
Russian Federation	5.000%	3/31/30	4,620		5,216	B,G
United Mexican States	7.500%	4/8/33	526		621

					13,720

Metals and Mining — 0.3%
Vale Overseas Ltd.	8.250%	1/17/34	60		71
Vale Overseas Ltd.	6.875%	11/21/36	1,400		1,436

					1,507

Total Yankee Bonds (Cost — $18,546)					20,162

Total Long-Term Securities (Cost — $580,810)					573,133

Short-Term Securities — 8.0%
U.S. Government and Agency Obligations — 1.2%
Fannie Mae	0.000%	6/25/07	7,300		7,122	H

Repurchase Agreement — 6.8%
Lehman Brothers Inc. 5.2%, dated 12/29/06, to be repurchased at $40,963 on 1/2/07 (Collateral:$40,595 Fannie Mac notes, 6.03%, due 8/15/16, value $41,758)			40,939		40,939

Total Short-Term Securities (Cost — $48,063)			48,061

Total Investments — 103.1% (Cost — $628,873)			621,194
Other Assets Less Liabilities — (3.1)%			(18,913)

Net Assets — 100.0%			$602,281

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased
Eurodollar Futures	June 2007	213	(46)

			$(46)

Options Written
U.S. Treasury Note Futures Put, Strike Price $105.50	January 2007	158	(48)

			$(48)

Open Forward Foreign Currency Contracts

	Contract to
Settlement Date	ReceiveI		DeliverI		Unrealized Gain/(Loss)
02/07/07	CAD	6,462	USD	5,740	$(185)
02/07/07	EUR	2,834	USD	3,574	173
02/07/07	JPY	1,311,034	USD	11,122	(47)
02/07/07	USD	12,670	CAD	14,266	408
02/07/07	USD	3,921	EUR	3,112	(193)
02/07/07	USD	3,151	SEK	22,981	(212)

					$(56)

A	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or ten-year Japanese Government Bond Rate. The coupon rates are the rates as of December 31, 2006.
B	Rule 144A Security - A security purchased pursuant to Rule 144A under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 1.80% of net assets.
C	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
D	Inflation-Protected Securities - Security whose principal value is adjusted daily or monthly in accordance with changes to the Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
E	All or a portion of this security is pledged as collateral to cover futures and options contracts.
F	When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
G	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes.
H	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
I	Definitions of currency abbreviations:

CAD	— Canadian dollar
EUR	— Euro
JPY—	Japanese yen
SEK	— Swedish krona
USD	— United States dollar

†	Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

Portfolio of Investments

Western Asset High Yield Portfolio

December 31, 2006 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 94.7%
Corporate Bonds and Notes — 82.6%
Aerospace and Defense — 1.9%
Alliant Techsystems Inc.	6.750%	4/1/16	$1,680	$1,680
DRS Technologies Inc.	6.625%	2/1/16	1,620	1,632
DRS Technologies Inc.	7.625%	2/1/18	1,500	1,545
L-3 Communications Corp.	7.625%	6/15/12	550	569
L-3 Communications Corp.	6.375%	10/15/15	3,800	3,762
Standard Aero Holdings Inc.	8.250%	9/1/14	4,240	4,283

				13,471

Airlines — 0.9%
Continental Airlines Inc.	8.750%	12/1/11	1,370	1,380
United Air Lines Inc.	7.032%	10/1/10	1,287	1,310
United Air Lines Inc.	7.186%	10/1/12	3,385	3,453

				6,143

Auto Components — 1.3%
Keystone Automotive Operations Inc.	9.750%	11/1/13	3,400	3,366
TRW Automotive Inc.	9.375%	2/15/13	990	1,062
Visteon Corp.	8.250%	8/1/10	2,577	2,512
Visteon Corp.	7.000%	3/10/14	2,640	2,310

				9,250

Automobiles — 2.1%
Ford Motor Co.	8.875%	1/15/22	640	557
Ford Motor Co.	7.450%	7/16/31	4,575	3,591
Ford Motor Co.	4.250%	12/15/36	890	951	A
General Motors Corp.	7.200%	1/15/11	1,600	1,552
General Motors Corp.	8.375%	7/15/33	8,830	8,168

				14,819

Beverages — 0.1%
Constellation Brands Inc.	7.250%	9/1/16	845	868

Building Products — 2.0%
Associated Materials Inc.	0.000%	3/1/14	6,135	4,141	B
Jacuzzi Brands Inc.	9.625%	7/1/10	4,156	4,416
Nortek Inc.	8.500%	9/1/14	1,955	1,916
NTK Holdings Inc.	0.000%	3/1/14	5,665	3,965	B

				14,438

Capital Markets — 0.4%
E*Trade Financial Corp.	7.375%	9/15/13	1,290	1,341
E*Trade Financial Corp.	7.875%	12/1/15	1,547	1,644

				2,985

Chemicals — 1.4%
Chemtura Corp.	6.875%	6/1/16	455	438
Georgia Gulf Corp.	9.500%	10/15/14	3,320	3,237	C

Huntsman International LLC	7.875%	11/13/14	$995	$1,002	C
Koppers Inc.	9.875%	10/15/13	750	816
Lyondell Chemical Co.	10.500%	6/1/13	1,445	1,590
Lyondell Chemical Co.	8.000%	9/15/14	875	908
Lyondell Chemical Co.	8.250%	9/15/16	720	756
Westlake Chemical Corp.	6.625%	1/15/16	1,377	1,332

				10,079

Commercial Services and Supplies — 0.5%
Allied Security Escrow Corp.	11.375%	7/15/11	535	548
Allied Waste North America Inc.	8.500%	12/1/08	1,185	1,246
Rental Service Corp.	9.500%	12/1/14	1,910	1,972	C

				3,766

Consumer Finance — 4.3%
Ford Motor Credit Co.	8.625%	11/1/10	1,310	1,348
Ford Motor Credit Co.	9.875%	8/10/11	2,800	2,995
Ford Motor Credit Co.	8.110%	1/13/12	5,835	5,782	D
Ford Motor Credit Co.	7.000%	10/1/13	3,000	2,865
Ford Motor Credit Co.	8.000%	12/15/16	1,690	1,670
GMAC LLC	6.875%	8/28/12	1,500	1,540
GMAC LLC	8.000%	11/1/31	13,000	14,925

				31,125

Containers and Packaging — 1.9%
Berry Plastics Holding Corp.	8.875%	9/15/14	1,550	1,573	C
Graham Packaging Co. Inc.	9.875%	10/15/14	3,106	3,137
Graphic Packaging International Corp.	8.500%	8/15/11	450	466
Graphic Packaging International Corp.	9.500%	8/15/13	2,610	2,754
Owens-Brockway Glass Container Inc.	8.750%	11/15/12	1,790	1,897
Owens-Brockway Glass Container Inc.	8.250%	5/15/13	545	563
Plastipak Holdings Inc.	8.500%	12/15/15	2,810	2,923	C

				13,313

Diversified Consumer Services — 0.4%
Education Management LLC	8.750%	6/1/14	1,480	1,532	C
Service Corp. International	7.875%	2/1/13	270	284
Service Corp. International	7.000%	6/15/17	515	522
Service Corp. International	7.625%	10/1/18	405	429

				2,767

Diversified Financial Services — 3.3%
AAC Group Holding Corp.	0.000%	10/1/12	4,510	3,946	B
CCM Merger Inc.	8.000%	8/1/13	1,585	1,549	C
DI Finance LLC	9.500%	2/15/13	4,490	4,759
GrafTech Finance Inc.	10.250%	2/15/12	1,636	1,724
Milacron Escrow Corp.	11.500%	5/15/11	5,464	5,191
Vanguard Health Holding Co. I LLC	0.000%	10/1/15	366	282	B
Vanguard Health Holding Co. II LLC	9.000%	10/1/14	6,359	6,439

				23,890

Diversified Telecommunication Services — 4.5%
Cincinnati Bell Inc.	7.000%	2/15/15	2,102	2,105
Cincinnati Bell Inc.	6.300%	12/1/28	2,725	2,452
Citizens Communications Co.	7.875%	1/15/27	760	767	C
Citizens Communications Co.	9.000%	8/15/31	2,130	2,311
Hawaiian Telcom Communications Inc.	10.889%	5/1/13	170	170	D
Hawaiian Telcom Communications Inc.	12.500%	5/1/15	5,800	6,075
Level 3 Communications Inc.	11.500%	3/1/10	1,415	1,500
Level 3 Financing Inc.	11.800%	3/15/11	830	878	D
Level 3 Financing Inc.	9.250%	11/1/14	1,340	1,367	C
Qwest Communications International Inc.	8.874%	2/15/09	720	729	D
Qwest Communications International Inc.	7.250%	2/15/11	2,652	2,712
Qwest Communications International Inc.	7.500%	2/15/14	3,102	3,195
Qwest Corp.	7.875%	9/1/11	2,180	2,322
Qwest Corp.	7.500%	10/1/14	1,780	1,887
Windstream Corp.	8.625%	8/1/16	3,515	3,849	C

				32,319

Electric Utilities — 1.9%
Edison Mission Energy	7.500%	6/15/13	345	361
Edison Mission Energy	7.750%	6/15/16	1,960	2,078
Elwood Energy LLC	8.159%	7/5/26	2,768	2,891
Midwest Generation LLC	8.560%	1/2/16	1,983	2,186
Mission Energy Holding Co.	13.500%	7/15/08	1,200	1,323
Orion Power Holdings Inc.	12.000%	5/1/10	2,055	2,332
Sierra Pacific Resources	6.750%	8/15/17	2,360	2,315

				13,486

Energy Equipment and Services — 0.8%
Geokinetics Inc.	11.860%	12/15/12	880	884	C,D
Gulfmark Offshore Inc.	7.750%	7/15/14	2,250	2,295
Pacific Energy Partners	7.125%	6/15/14	510	523
Pride International Inc.	7.375%	7/15/14	1,890	1,952

				5,654

Food and Staples Retailing — 0.6%
Delhaize America Inc.	8.125%	4/15/11	1,208	1,303
Delhaize America Inc.	9.000%	4/15/31	2,580	3,063

				4,366

Food Products — 0.6%
Dole Food Co. Inc.	7.250%	6/15/10	2,960	2,819
Stater Brothers Holdings	8.860%	6/15/10	1,420	1,438	D

				4,257

Gas Utilities — 1.2%
AmeriGas Partners LP	7.250%	5/20/15	860	871

Southern Natural Gas Co.	8.000%	3/1/32	1,590	1,858
Suburban Propane Partners LP	6.875%	12/15/13	5,860	5,743

				8,472

Health Care Equipment and Supplies — 0.3%
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	1,767	1,798	E
Fresenius Medical Care Capital Trust IV	7.875%	6/15/11	150	157

				1,955

Health Care Providers and Services — 3.9%
DaVita Inc.	7.250%	3/15/15	5,000	5,100
HCA Inc.	6.300%	10/1/12	890	814
HCA Inc.	9.000%	12/15/14	56	54
HCA Inc.	6.500%	2/15/16	890	750
HCA Inc.	9.250%	11/15/16	2,200	2,357	C
HCA Inc.	9.625%	11/15/16	2,035	2,188	C
HCA Inc.	7.690%	6/15/25	1,850	1,531
HCA Inc.	7.500%	11/15/95	4,210	3,166
Tenet Healthcare Corp.	9.875%	7/1/14	8,030	8,171
Tenet Healthcare Corp.	9.250%	2/1/15	1,830	1,830
Triad Hospitals Inc.	7.000%	11/15/13	1,615	1,625

				27,586

Hotels Restaurants and Leisure — 6.9%
Boyd Gaming Corp.	8.750%	4/15/12	862	901
Boyd Gaming Corp.	6.750%	4/15/14	480	479
Denny’s Holdings Inc.	10.000%	10/1/12	1,540	1,625
Domino’s Inc.	8.250%	7/1/11	2,424	2,512
El Pollo Loco Inc.	11.750%	11/15/13	2,401	2,605
Inn of the Mountain Gods Resort and Casino	12.000%	11/15/10	5,370	5,799
Isle of Capri Casinos Inc.	9.000%	3/15/12	195	204
Isle of Capri Casinos Inc.	7.000%	3/1/14	665	662
Mandalay Resort Group	9.375%	2/15/10	58	62
MGM MIRAGE	8.500%	9/15/10	85	91
MGM MIRAGE	8.375%	2/1/11	1,750	1,816
MGM MIRAGE	7.625%	1/15/17	8,000	8,020
Penn National Gaming Inc.	6.750%	3/1/15	2,600	2,548
Pinnacle Entertainment Inc.	8.250%	3/15/12	2,760	2,788
Premier Entertainment Biloxi LLC	10.750%	2/1/12	5,000	5,150	F
River Rock Entertainment Authority	9.750%	11/1/11	4,008	4,248
Station Casinos Inc.	6.000%	4/1/12	450	427
Station Casinos Inc.	7.750%	8/15/16	2,290	2,307
Station Casinos Inc.	6.625%	3/15/18	960	823
Turning Stone Casino Resort Enterprise	9.125%	9/15/14	1,700	1,738	C
Wimar Opco LLC	9.625%	12/15/14	275	272	C
Wynn Las Vegas LLC	6.625%	12/1/14	4,000	3,975

				49,052

Household Durables — 2.3%
American Greetings Corp.	7.375%	6/1/16	235	241
Beazer Homes USA Inc.	8.625%	5/15/11	720	742
Beazer Homes USA Inc.	8.375%	4/15/12	580	596
Beazer Homes USA Inc.	6.875%	7/15/15	770	755
Beazer Homes USA Inc.	8.125%	6/15/16	1,415	1,500

Interface Inc.	10.375%	2/1/10	3,182	3,516
K Hovnanian Enterprises Inc.	6.250%	1/15/16	2,245	2,121
K Hovnanian Enterprises Inc.	7.500%	5/15/16	1,400	1,407
K Hovnanian Enterprises Inc.	8.625%	1/15/17	250	266
Norcraft Cos.	9.000%	11/1/11	3,595	3,721
Norcraft Holdings LP	0.000%	9/1/12	1,685	1,424	B

				16,289

Household Products — 0.7%
American Achievement Corp.	8.250%	4/1/12	930	952
Nutro Products Inc.	9.400%	10/15/13	315	326	C,D
Nutro Products Inc.	10.750%	4/15/14	940	1,027	C
Spectrum Brands Inc.	8.500%	10/1/13	1,065	996
Spectrum Brands Inc.	7.375%	2/1/15	510	441
Visant Holding Corp.	8.750%	12/1/13	1,230	1,267

				5,009

Independent Power Producers and Energy Traders — 2.5%
Mirant Americas Generation LLC	8.300%	5/1/11	1,620	1,661
Mirant North America LLC	7.375%	12/31/13	2,070	2,101
NRG Energy Inc.	7.250%	2/1/14	190	191
NRG Energy Inc.	7.375%	2/1/16	7,430	7,467
NRG Energy Inc.	7.375%	1/15/17	160	160
The AES Corp.	8.875%	2/15/11	40	43
The AES Corp.	8.750%	5/15/13	1,849	1,981	C
The AES Corp.	7.750%	3/1/14	2,790	2,944
The AES Corp.	9.000%	5/15/15	1,535	1,650	C

				18,198

Insurance — 0.6%
Crum and Forster Holdings Corp.	10.375%	6/15/13	3,745	4,054

Internet and Catalog Retail — 0.5%
Brookstone Co. Inc.	12.000%	10/15/12	2,030	1,984
FTD Inc.	7.750%	2/15/14	1,525	1,527

				3,511

IT Services — 0.9%
SunGard Data Systems Inc.	9.125%	8/15/13	120	126
SunGard Data Systems Inc.	10.250%	8/15/15	5,805	6,197

				6,323

Machinery — 0.4%
Mueller Group Inc.	10.000%	5/1/12	1,640	1,783
Mueller Holdings Inc.	0.000%	4/15/14	1,411	1,270	B

				3,053

Marine — 0.2%
American Commercial Lines LLC	9.500%	2/15/15	1,161	1,290

Media — 9.4%
Affinion Group Inc.	10.125%	10/15/13	3,650	3,869

Affinion Group Inc.	11.500%	10/15/15	490	518
AMC Entertainment Inc.	11.000%	2/1/16	4,375	4,911
CCH I Holdings LLC	11.750%	5/15/14	2,500	2,256
CCH I Holdings LLC	11.000%	10/1/15	3,500	3,592
CCH I Holdings LLC	11.000%	10/1/15	149	152	C
CCH II Holdings LLC	10.250%	9/15/10	3,050	3,191
CCH II Holdings LLC	10.250%	10/1/13	2,182	2,324	C
Charter Communications Holdings LLC	9.920%	4/1/11	210	194
Charter Communications Holdings LLC	11.750%	5/15/11	755	725
Charter Communications Holdings LLC	0.000%	1/15/12	980	914	B
CMP Susquehanna Corp.	9.875%	5/15/14	3,785	3,766	C
CSC Holdings Inc.	8.125%	7/15/09	200	207
CSC Holdings Inc.	8.125%	8/15/09	290	301
CSC Holdings Inc.	7.625%	4/1/11	820	835
CSC Holdings Inc.	6.750%	4/15/12	3,785	3,690	C
DirecTV Holdings LLC	6.375%	6/15/15	1,670	1,601
EchoStar DBS Corp.	7.000%	10/1/13	3,440	3,436
EchoStar DBS Corp.	6.625%	10/1/14	3,030	2,954
EchoStar DBS Corp.	7.125%	2/1/16	920	920
Idearc Inc.	8.000%	11/15/16	1,930	1,959	C
ION Media Networks Inc.	8.624%	1/15/12	1,760	1,782	C,D
Lamar Media Corp.	6.625%	8/15/15	1,295	1,284
LIN Television Corp.	6.500%	5/15/13	670	638
LIN Television Corp.	6.500%	5/15/13	1,040	991
LodgeNet Entertainment Corp.	9.500%	6/15/13	2,852	3,073
PRIMEDIA Inc.	8.875%	5/15/11	4,135	4,218
R.H. Donnelley Corp.	6.875%	1/15/13	1,395	1,338
R.H. Donnelley Corp.	6.875%	1/15/13	2,520	2,416
Rainbow National Services LLC	8.750%	9/1/12	1,373	1,443	C
Rainbow National Services LLC	10.375%	9/1/14	2,060	2,289	C
Sinclair Broadcast Group Inc.	8.000%	3/15/12	1,395	1,440
WMG Acquisition Corp.	7.375%	4/15/14	1,755	1,738
XM Satellite Radio Inc.	9.871%	5/1/13	625	608	D
XM Satellite Radio Inc.	9.750%	5/1/14	1,475	1,475

				67,048

Metals and Mining — 2.3%
Aleris International Inc.	10.000%	12/15/16	505	506	C
Chaparral Steel Co.	10.000%	7/15/13	3,120	3,483
CitiSteel USA Inc.	12.949%	9/1/10	2,920	3,022	D
CitiSteel USA Inc.	15.000%	10/1/10	600	678	C,G
Metals USA Holdings Corp.	11.365%	1/15/12	2,520	2,419	C,D
Metals USA Inc.	11.125%	12/1/15	3,475	3,818
RathGibson Inc.	11.250%	2/15/14	2,695	2,857

				16,783

Multiline Retail — 0.8%
JC Penney Corp. Inc.	6.875%	10/15/15	1,055	1,102
The Neiman-Marcus Group Inc.	9.000%	10/15/15	3,860	4,212
The Neiman-Marcus Group Inc.	10.375%	10/15/15	435	484

				5,798

Office Electronics — 0.4%
Xerox Corp.	6.400%	3/15/16	2,180	2,226
Xerox Corp.	6.750%	2/1/17	830	868

				3,094

71

Oil, Gas and Consumable Fuels — 10.1%
Alpha Natural Resources LLC	10.000%	6/1/12	2,965	3,217
ANR Pipeline Inc.	9.625%	11/1/21	1,364	1,810
Belden and Blake Corp.	8.750%	7/15/12	7,470	7,657
Chesapeake Energy Corp.	6.375%	6/15/15	2,065	2,044
Chesapeake Energy Corp.	6.625%	1/15/16	65	65
Chesapeake Energy Corp.	6.500%	8/15/17	2,960	2,893
Chesapeake Energy Corp.	6.250%	1/15/18	2,265	2,180
Colorado Interstate Gas Co.	6.800%	11/15/15	1,340	1,393
Complete Production Services Inc.	8.000%	12/15/16	2,055	2,106	C
El Paso Corp.	7.750%	6/15/10	1,568	1,658
El Paso Corp.	8.050%	10/15/30	4,040	4,484
El Paso Corp.	7.800%	8/1/31	4,570	4,993
El Paso Natural Gas Co.	8.375%	6/15/32	1,600	1,938
Encore Acquisition Co.	6.250%	4/15/14	310	291
Encore Acquisition Co.	6.000%	7/15/15	1,030	940
Encore Acquisition Co.	7.250%	12/1/17	1,030	997
Enterprise Products Operating LP	8.375%	8/1/66	1,460	1,581	B
Exco Resources Inc.	7.250%	1/15/11	2,933	2,977
International Coal Group Inc.	10.250%	7/15/14	2,360	2,360
Mariner Energy Inc.	7.500%	4/15/13	1,070	1,038
Parker Drilling Co.	9.625%	10/1/13	2,578	2,826
Petrohawk Energy Corp.	9.125%	7/15/13	1,540	1,617
Pogo Producing Co.	7.875%	5/1/13	120	122
Pogo Producing Co.	6.875%	10/1/17	2,995	2,860
SemGroup LP	8.750%	11/15/15	3,615	3,633	C
SESI LLC	6.875%	6/1/14	120	119
Stone Energy Corp.	8.250%	12/15/11	315	309
Stone Energy Corp.	6.750%	12/15/14	1,550	1,480
The Williams Cos. Inc.	7.500%	1/15/31	1,350	1,401
The Williams Cos. Inc.	8.750%	3/15/32	7,259	8,203
Transcontinental Gas Pipe Line Corp.	8.875%	7/15/12	1,060	1,198
Whiting Petroleum Corp.	7.000%	2/1/14	2,120	2,115

				72,505

Paper and Forest Products — 1.6%
Appleton Papers Inc.	9.750%	6/15/14	3,635	3,744
NewPage Corp.	11.621%	5/1/12	2,610	2,819	D
NewPage Corp.	12.000%	5/1/13	2,625	2,776
Verso Paper Holdings LLC	9.125%	8/1/14	475	495	C
Verso Paper Holdings LLC	11.375%	8/1/16	1,505	1,580	C

				11,414

Pharmaceuticals — 0.5%
Leiner Health Products Inc.	11.000%	6/1/12	3,305	3,421

Real Estate Investment Trusts — 0.8%
Host Marriott LP	6.750%	6/1/16	1,500	1,502
Kimball Hill Inc.	10.500%	12/15/12	1,535	1,435
Ventas Inc.	8.750%	5/1/09	1,616	1,717
Ventas Inc.	9.000%	5/1/12	762	861
Ventas Inc.	6.625%	10/15/14	290	297

				5,812

Real Estate Management and Development — 0.4%
Ashton Woods USA LLC	9.500%	10/1/15	930	846
Forest City Enterprises Inc.	7.625%	6/1/15	255	260
Forest City Enterprises Inc.	6.500%	2/1/17	2,010	1,970

				3,076

Road and Rail — 1.7%
Hertz Corp.	8.875%	1/1/14	1,860	1,948	C
Hertz Corp.	10.500%	1/1/16	5,070	5,577	C
Horizon Lines LLC	9.000%	11/1/12	2,656	2,789
Kansas City Southern Railway	7.500%	6/15/09	1,600	1,614

				11,928

Semiconductors and Semiconductor Equipment — 0.4%
Freescale Semiconductor Inc.	8.875%	12/15/14	3,195	3,183	C

Software — 0.7%
Activant Solutions Inc.	9.500%	5/1/16	1,755	1,632	C
UGS Capital Corp. II	10.348%	6/1/11	488	501	C,D,G
UGS Corp.	10.000%	6/1/12	2,935	3,199

				5,332

Specialty Retail — 1.0%
Asbury Automotive Group Inc.	9.000%	6/15/12	2,832	2,960
Blockbuster Inc.	9.000%	9/1/12	1,590	1,538
Eye Care Centers of America Inc.	10.750%	2/15/15	450	494
Linens ‘n Things Inc.	10.999%	1/15/14	1,655	1,605	D
Michaels Stores Inc.	0.000%	11/1/16	595	323	B,C

				6,920

Textiles, Apparel and Luxury Goods — 0.8%
Levi Strauss and Co.	9.750%	1/15/15	1,860	2,004
Levi Strauss and Co.	8.875%	4/1/16	1,200	1,254
Oxford Industries Inc.	8.875%	6/1/11	1,504	1,553
Simmons Co.	0.000%	12/15/14	855	671	B

				5,482

Tobacco — 0.3%
Alliance One International Inc.	11.000%	5/15/12	620	660
Reynolds American Inc.	6.500%	7/15/10	1,330	1,349

				2,009

Trading Companies and Distributors — 1.1%
Ashtead Capital Inc.	9.000%	8/15/16	1,372	1,468	C
H&E Equipment Services Inc.	8.375%	7/15/16	3,100	3,247
Penhall International Corp.	12.000%	8/1/14	2,630	2,841	C

				7,556

Transportation Infrastructure — 0.2%
H-Lines Finance Holding Corp.	0.000%	4/1/13	1,671	1,554	B

Wireless Telecommunication Services — 0.8%
Rural Cellular Corp.	9.875%	2/1/10	3,965	4,218
UbiquiTel Operating Co.	9.875%	3/1/11	1,250	1,350

				5,568

Total Corporate Bonds and Notes (Cost — $575,683)				590,271

Mortgage-Backed Securities — 0.1%
Fixed Rate Securities — 0.1%
BlackRock Capital Finance LP 1996-R1	9.533%	9/25/26	912	712
Ocwen Residential Mortgage Corp. 1998-R1	7.000%	10/25/40	267	25

Total Mortgage-Backed Securities (Cost — $816)				737

Yankee BondsH — 11.6%
Chemicals — 0.6%
Montell Finance Co. BV	8.100%	3/15/27	4,600	4,370	C

Commercial Services and Supplies — 0.2%
Quebecor World Capital Corp.	8.750%	3/15/16	1,120	1,072	C

Containers and Packaging — 0.4%
Smurfit Kappa Funding PLC	9.625%	10/1/12	3,010	3,191

Diversified Financial Services — 0.8%
Basell AF SCA	8.375%	8/15/15	2,330	2,394	C
JPMorgan Chase	0.000%	11/8/07	3,585	3,351	C,I

				5,745

Diversified Telecommunication Services — 2.7%
Inmarsat Finance PLC	7.625%	6/30/12	1,655	1,709
Intelsat Bermuda Ltd.	9.250%	6/15/16	2,385	2,564	C
Intelsat Bermuda Ltd.	11.250%	6/15/16	4,320	4,741	C
Intelsat Ltd.	7.625%	4/15/12	3,570	3,329
Nordic Telephone Co. Holdings ApS	8.875%	5/1/16	1,470	1,573	C
NTL Cable PLC	9.125%	8/15/16	2,520	2,662
Wind Acquisition Finance SA	10.750%	12/1/15	2,605	2,963	C

				19,541

Energy Equipment and Services — 0.3%
Compagnie Generale de Geophysique SA (CGG)	7.500%	5/15/15	1,870	1,879

Foreign Government Obligations — 1.4%
Federative Republic of Brazil	8.000%	1/15/18	240	267
Federative Republic of Brazil	11.000%	8/17/40	2,220	2,941
Republic of Panama	9.375%	4/1/29	438	585
Russian Federation	5.000%	3/31/30	5,640	6,367	B,C

				10,160

Independent Power Producers and Energy Traders — 0.2%
AES China Generating Co. Ltd.	8.250%	6/26/10	1,580	1,580

Media — 1.6%
Kabel Deutschland GmbH	10.625%	7/1/14	3,225	3,576
Quebecor Media Inc.	7.750%	3/15/16	3,650	3,727
Rogers Cable Inc.	5.500%	3/15/14	1,650	1,578

Rogers Cable Inc.	6.750%	3/15/15	$2,150		$2,215

					11,096

Oil, Gas and Consumable Fuels — 1.6%
OMI Corp.	7.625%	12/1/13	2,779		2,842
OPTI Canada Inc.	8.250%	12/15/14	1,715		1,762	C
Teekay Shipping Corp.	8.875%	7/15/11	1,362		1,462
Utilicorp Canada Finance Corp.	7.750%	6/15/11	1,330		1,404
Western Oil Sands Inc.	8.375%	5/1/12	3,285		3,646

					11,116

Paper and Forest Products — 0.3%
Domtar Inc.	7.875%	10/15/11	1,030		1,069
Domtar Inc.	5.375%	12/1/13	1,000		905

					1,974

Road and Rail — 0.4%
Grupo Transportacion Ferroviaria Mexicana SA de CV	9.375%	5/1/12	2,185		2,333
Grupo Transportacion Ferroviaria Mexicana SA de CV	7.625%	12/1/13	540		540	C

					2,873

Semiconductors and Semiconductor Equipment — 0.3%
NXP BV/NXP Funding LLC	7.875%	10/15/14	1,525		1,576	C
NXP BV/NXP Funding LLC	9.500%	10/15/15	500		513	C

					2,089

Wireless Telecommunication Services — 0.8%
Rogers Wireless Inc.	7.250%	12/15/12	1,060		1,123
Rogers Wireless Inc.	8.000%	12/15/12	60		64
True Move Co. Ltd.	10.750%	12/16/13	4,990		4,878	C

					6,065

Total Yankee Bonds (Cost — $80,572)					82,751

Common Stocks and Equity Interests — N.M.
Dynegy Inc.			0.4	shs	3	J
Washington Group International Inc.			0.3		19	J

Total Common Stocks and Equity Interests (Cost — $—)K					22

Preferred Stocks — 0.4%
Chesapeake Energy Corp.	6.250%		4		$925	A

ION Media Networks Inc.		0.3		1,931	A,G

Total Preferred Stocks (Cost — $2,887)				2,856

Warrants — N.M.
Next Generation Network Inc.		3	wts	—	J,K

Total Warrants (Cost — $—) K				—	K

Total Long-Term Securities (Cost — $659,958)				676,637

Short-Term Securities — 3.2%
Repurchase Agreement — 3.2%
Goldman Sachs Group Inc. 5.23%, dated 12/29/06, to be repurchased at $23,196 on 1/2/07 (Collateral: $21,450 Tennessee Valley Authority bonds, 5.880%, due 4/1/36, value $23,649)	$23,183			23,183

Total Short-Term Securities (Cost — $23,183)				23,183

Total Investments — 97.9% (Cost — $683,141)				699,820
Other Assets Less Liabilities — 2.1%				14,757

Net Assets — 100.0%				$714,577

N.M.	Not Meaningful.
A	Convertible Security - Security may be converted into the issuer’s common stock.
B	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes.
C	Rule 144A Security - A security purchased pursuant to Rule 144A under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 16.39% of net assets.
D	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or ten-year Japanese Government Bond Rate. The coupon rates are the rates as of December 31, 2006.
E	Unit – A security which consists of a bond and warrants to purchase the common stock of the issuer.
F	Bond is in default as of December 31, 2006.
G	Pay-in-Kind (“PIK”) security - A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
H	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
I	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
J	Non-income producing.
K	Amount represents less than $1.

Portfolio of Investments

Western Asset Non-U.S. Opportunity Bond Portfolio

December 31, 2006 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par†		Value
Long-Term Securities — 81.8%
Corporate Bonds and Notes — 20.7%
Commercial Banks — 6.0%
BAWAG P.S.K.	4.350%	5/28/13	$67	EUR	$88
Dexia Municipal Agency	1.550%	10/31/13	618,000	JPY	5,199
European Investment Bank	4.250%	12/7/10	2,280	GBP	4,295

					9,582

Diversified Financial Services — 13.2%
Bank Nederlandse Gemeenten N.V.	5.625%	10/25/10	1,850	EUR	2,576
Caisse Refinancement de l’Habitat	4.200%	4/25/11	2,000	EUR	2,656
Irish Nationwide Building Society	5.875%	12/15/08	200	GBP	392
Japan Finance Corp. for Municipal Enterprises	1.350%	11/26/13	181,000	JPY	1,507
Kreditanstalt fuer Wiederaufbau	5.250%	1/4/10	1,800	EUR	2,459
Landesbank Hessen-Thueringen Girozentrale	5.375%	3/7/12	200	GBP	392
Morgan Stanley	3.811%	7/20/12	600	EUR	792	A
Network Rail MTN Finance PLC	4.875%	3/6/09	3,000	GBP	5,813
Nordea Kredit Realkreditaktieselskab	4.000%	10/1/35	13,347	DKK	2,186
Nykredit Realkredit A/S	4.000%	10/1/38	12,473	DKK	2,027
Resona Bank Ltd.	4.125%	9/29/49	200	EUR	255	B,C

					21,055

Thrifts and Mortgage Finance — 1.5%
Realkredit Danmark A.S.	4.000%	10/1/38	15,000	DKK	2,434

Total Corporate Bonds and Notes (Cost — $29,312)					33,071

U.S. Government and Agency Obligations — 0.8%
Fixed Rate Securities — 0.8%
Freddie Mac	5.750%	9/15/10	900	EUR	1,256

Total U.S. Government and Agency Obligations (Cost — $871)					1,256

Foreign Government Obligations — 60.3%
Canadian Real Return Bond	4.500%	6/1/15	15,778	CAD	13,944	D
Canadian Real Return Bond	4.000%	12/1/31	191	CAD	238	D
Development Bank of Japan	1.600%	6/20/14	340,000	JPY	2,880
Federal Republic of Germany	4.125%	7/4/08	2,020	EUR	2,674
Federal Republic of Germany	3.500%	10/10/08	2,430	EUR	3,185
Federal Republic of Germany	3.500%	4/8/11	1,270	EUR	1,648
Federal Republic of Germany	3.750%	1/4/15	4,764	EUR	6,213
Federal Republic of Germany	4.750%	7/4/34	2,120	EUR	3,106
France Government Bond OAT	4.000%	4/25/55	2,560	EUR	3,330
Government of Poland	5.000%	10/24/13	5,410	PLN	1,848
Government of Poland	6.250%	10/24/15	7,204	PLN	2,652
Japan Development Bank	2.300%	3/19/26	300,000	JPY	2,580
Kingdom of Denmark	5.000%	11/15/13	17,460	DKK	3,295
Kingdom of Norway	6.500%	5/15/13	10,000	NOK	1,785
Kingdom of Norway	5.000%	5/15/15	73,770	NOK	12,314
Kingdom of Spain	5.750%	7/30/32	1,970	EUR	3,245

Kingdom of the Netherlands	5.500%	1/15/28	1,270	EUR	1,998
Queensland Treasury Corp.	6.000%	6/14/11	18,330	AUD	14,335	D
Republic of France	5.000%	10/25/16	4,660	EUR	6,642	D
Republic of France	4.750%	4/25/35	2,220	EUR	3,231	D
Republic of South Africa	8.750%	12/21/14	5,280	ZAR	793
United Kingdom of Great Britain and Northern Ireland	8.000%	6/7/21	960	GBP	2,531
United Kingdom Treasury Bond	4.750%	9/7/15	870	GBP	1,699

Total Foreign Government Obligations (Cost — $92,562)					96,166

Total Long-Term Securities (Cost — $122,745)					130,493

Short-Term Securities — 16.7%
Repurchase Agreement — 16.7%
Lehman Brothers Inc. 5.2%, dated 12/29/06, to be repurchased at $26,601 on 1/2/07 ( Collateral : $25,985 Fannie Mae notes, 6.27%, due 7/18/16, value $27,118)	5.200%	1/2/07	$26,586		26,586

Total Short-Term Securities (Cost — $26,586)					26,586

Total Investments — 98.5% (Cost — $149,331)					157,079
Other Assets Less Liabilities — 1.5%					2,363

Net Assets — 100.0%					$159,442

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased
Bundesobligations Futures	March 2007	89	(293)
Bundesobligations Futures	March 2007	233	(131)
LIBOR Futures	September 2007	109	(68)

			$(492)

Futures Contracts Written
Australian Treasury Bond Futures	March 2007	196	282
Bundesobligations Futures	March 2007	212	122
U.K. Treasury Bond Futures	March 2007	44	142

			$546

Open Forward Foreign Currency Contracts

	Contract to
Settlement Date	Receive		Deliver		Unrealized Gain/(Loss)
02/07/07	CAD	18,000	USD	15,849	$(377)
02/07/07	EUR	3,000	USD	3,967	(1)
02/07/07	GBP	3,020	USD	5,651	264
02/07/07	JPY	630,000	USD	5,343	(21)
02/07/07	NOK	2,238	USD	336	23
02/07/07	USD	14,214	AUD	18,812	(611)
02/07/07	USD	30,822	CAD	34,730	971
02/07/07	USD	9,715	DKK	57,460	(471)
02/07/07	USD	47,855	EUR	37,873	(2,213)
02/07/07	USD	20,722	GBP	11,082	(983)
02/07/07	USD	17,730	JPY	2,083,008	134
02/07/07	USD	14393	NOK	93,439	(611)
02/07/07	USD	4368	PLN	13,468	(273)
02/07/07	USD	1148	ZAR	8,983	(128)

					$(4,297)

A	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or ten-year Japanese Government Bond Rate. The coupon rates are the rates as of December 31, 2006.
B	Rule 144A Security - A security purchased pursuant to Rule 144A under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 0.16% of net assets.
C	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes.
D	Inflation-Protected Security - Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
†	Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro

GBP — Great British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

PLN — Polish Zloty

ZAR — South African Rand

Portfolio of Investments

Western Asset Absolute Return Portfolio

December 31, 2006 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par†	Value
Long-Term Securities — 65.4%
Corporate Bonds and Notes — 14.6%
Airlines — 0.6%
Continental Airlines Inc.	6.820%	5/1/18	$67	$68
Continental Airlines Inc.	6.703%	6/15/21	69	71
United Air Lines Inc.	7.032%	10/1/10	249	253
United Air Lines Inc.	7.186%	10/1/12	156	160
US Airways Pass-Through Trust	6.850%	1/30/18	221	224

				776

Automobiles — 0.1%
Ford Motor Co.	4.250%	12/15/36	80	85	A

Building Products — N.M.
Masco Corp.	7.125%	8/15/13	50	53

Capital Markets — 0.2%
UBS AG Jersey	3.334%	11/1/07	200	208	B

Commercial Services and Supplies — 0.1%
PHH Corp.	7.125%	3/1/13	110	115

Consumer Finance — 4.7%
Ford Motor Credit Co.	7.375%	10/28/09	560	561
Ford Motor Credit Co.	9.750%	9/15/10	2,000	2,128	C
GMAC LLC	4.375%	12/10/07	425	419
GMAC LLC	5.850%	1/14/09	825	822
GMAC LLC	8.000%	11/1/31	1,750	2,009

				5,939

Containers and Packaging — 0.2%
Graham Packaging Co. Inc.	9.875%	10/15/14	210	212

Diversified Financial Services — 1.0%
Air 2 US	8.027%	10/1/19	162	164	C
El Paso Performance-Linked Trust	7.750%	7/15/11	140	148	C
Sigma Finance Inc.	8.500%	8/11/16	500	500	C,D
ZFS Finance USA Trust II	6.450%	12/15/65	500	510	C,D

				1,322

Diversified Telecommunication Services — 0.3%
Qwest Corp.	7.500%	10/1/14	300	318

Food and Staples Retailing — 0.5%
CVS Corp.	9.350%	1/10/23	500	617	C

Food Products — 0.2%
H.J. Heinz Co.	6.428%	12/1/08	100	102	C
Sara Lee Corp.	6.250%	9/15/11	150	153

				255

Gas Utilities — 0.4%
Suburban Propane Partners LP	6.875%	12/15/13	500	490

	Rate	Maturity Date	Par†		Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Health Care Equipment and Supplies — N.M.
Boston Scientific Corp.	5.450%	6/15/14	$60		$58

Health Care Providers and Services — 1.6%
AmerisourceBergen Corp.	5.875%	9/15/15	50		49
Cardinal Health Inc.	5.800%	10/15/16	60		60	C
DaVita Inc.	7.250%	3/15/15	300		306
HCA Inc.	6.300%	10/1/12	4		3
HCA Inc.	9.125%	11/15/14	10		11	C
HCA Inc.	6.500%	2/15/16	588		495
HCA Inc.	9.250%	11/15/16	110		118	C
HCA Inc.	9.625%	11/15/16	80		86	C
Tenet Healthcare Corp.	6.375%	12/1/11	670		613
Tenet Healthcare Corp.	9.875%	7/1/14	330		336

					2,077

Hotels Restaurants and Leisure — 0.5%
Inn of the Mountain Gods Resort and Casino	12.000%	11/15/10	200		216
MGM MIRAGE	6.625%	7/15/15	300		286
Starwood Hotels and Resorts Worldwide Inc.	7.875%	5/1/12	100		105

					607

Household Durables — 0.3%
Centex Corp.	5.125%	10/1/13	350		335
D.R. Horton Inc.	6.875%	5/1/13	100		103

					438

Independent Power Producers and Energy Traders — 1.4%
The AES Corp.	7.750%	3/1/14	1,700		1,793

Leisure Equipment and Products — 0.7%
Eastman Kodak Co.	7.250%	11/15/13	900		895

Media — 0.4%
Belo Corp.	7.750%	6/1/27	50		51
EchoStar DBS Corp.	7.125%	2/1/16	300		300
Gannett Co. Inc.	6.375%	4/1/12	60		62
Viacom Inc.	5.750%	4/30/11	100		100

					513

Oil, Gas and Consumable Fuels — 0.7%
Anadarko Petroleum Corp.	5.760%	9/15/09	170		171	E
Anadarko Petroleum Corp.	5.950%	9/15/16	190		190
Chesapeake Energy Corp.	6.375%	6/15/15	300		297
Gazprom	6.950%	8/6/09	5,470	RUB	209
Gazprom	6.790%	10/29/09	620	RUB	24
Gazprom	7.000%	10/27/11	210	RUB	8

	Rate	Maturity Date	Par†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Oil, Gas and Consumable Fuels — Continued
SemGroup LP	8.750%	11/15/15	$5	$5	C

				904

Real Estate Investment Trusts — 0.1%
Health Care Property Investors Inc.	6.450%	6/25/12	60	62

Road and Rail — 0.2%
Hertz Corp.	8.875%	1/1/14	200	209	C

Software — 0.2%
UGS Corp.	10.000%	6/1/12	200	218

Textiles, Apparel and Luxury Goods — 0.2%
Oxford Industries Inc.	8.875%	6/1/11	200	206

Total Corporate Bonds and Notes (Cost — $17,777)				18,370

Asset-Backed Securities — 5.4%
Fixed Rate Securities — 0.6%
ABSC Manufactured Housing Contract 2004-CN1	8.400%	12/2/30	170	142	C
Oakwood Mortgage Investors Inc. 1999-D A1	7.840%	11/15/29	363	340
Pegasus Aviation Lease Securitization 2000-1	8.370%	3/25/30	390	250	C

				732

Indexed SecuritiesE — 4.5%
Citigroup Mortgage Loan Trust Inc. 2006-SHL1 A1	5.520%	11/25/45	367	367	C
GSRPM Mortgage Loan Trust 2006-2 A2	5.620%	9/25/36	937	937	C
Lehman XS Trust 2006-16N A4B	5.590%	11/25/46	980	983
Lehman XS Trust 2006-2N 1A1	5.610%	2/25/46	728	730
Lehman XS Trust 2006-GP3 2A2	5.570%	6/25/46	970	973
MASTR Specialized Loan Trust 2006-3 A	5.580%	6/25/46	835	837	C
RAAC, Series 2006-RP4 A	5.610%	1/25/46	921	921	C

				5,748

Stripped Securities — 0.3%
First Franklin Mortgage Loan Asset-Backed Certificates 2006-FF5 2A5	0.000%	4/25/36	400	335	F2

Total Asset-Backed Securities (Cost — $6,817)				6,815

Mortgage-Backed Securities — 9.2%
Indexed SecuritiesE — 7.4%
Countrywide Alternative Loan Trust 2005-51 2A1	5.650%	11/20/35	903	906
Countrywide Alternative Loan Trust 2005-59 1A1	5.650%	11/20/35	975	978
Countrywide Alternative Loan Trust 2005-76 3A1	5.580%	1/25/46	1,054	1,056
Countrywide Alternative Loan Trust 2006-0A8 1A2	5.580%	7/25/46	869	871
Countrywide Home Loans 2006-3 1A2	5.680%	3/25/36	1,039	1,044
GSR Mortgage Loan Trust 2006-0A1 2A2	5.610%	8/25/46	945	947
Harborview Mortgage Loan Trust 2006-14 2A1A	5.500%	3/19/38	1,500	1,500

	Rate		Maturity Date	Par†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Impac CMB Trust 2004-3 1A	5.600%		6/25/34	$1,012	$1,012
Impac CMB Trust 2004-6 1A2	5.740%		10/25/34	893	894
Merit Securities Corp. 11PA	6.850%		9/28/32	87	75	C

					9,283

Variable Rate SecuritiesB — 1.8%
Morgan Stanley Mortgage Loan Trust 2004-6AR	4.074%		8/25/34	444	443
Morgan Stanley Mortgage Loan Trust 2006-3AR 2A3	5.890%		3/25/36	875	883
Wells Fargo Mortgage-Backed Securities Trust 2005-AR9 4A1	4.306%		5/25/35	968	949

					2,275

Total Mortgage-Backed Securities (Cost — $11,539)					11,558

Loan Participations and AssignmentsE — 11.6%
Chemicals — 0.6%
Georgia Gulf Corp., Term Loan	7.350%		1/8/07	810	814

Commercial Services and Supplies — 0.7%
Allied Waste North America Inc., Credit Linked Deposit, Tranche A	7.270%		1/3/07	277	277
Allied Waste North America Inc., Term Loan	7.120 to 7.210	% %	5/21/07	624	625

					902

Computers and Peripherals — 0.8%
SunGard Data Systems Inc., Term Loan, Tranche B	7.875%		2/8/07	997	1,006

Health Care Providers and Services — 1.5%
Davita Inc., Term Loan, Tranche B	7.320 to 7.690	% %	3/30/07	915	920
HCA Inc., Term Loan, Tranche B	8.114%		3/30/07	1,000	1,011

					1,931

Machinery — 0.8%
Oshkosh Truck Corp., Term Loan, Tranche B	7.350%		3/6/07	1,000	1,001

Media — 4.8%
Cedar Fair LP, Term Loan, Tranche B	7.850%		1/31/07	995	1,004
Charter Communications Operating LLC, Term Loan	8.005%		1/30/07	1,000	1,006
CSC Holdings Inc., Incremental Term Loan	7.110 to 7.126	% %	2/5/07	997	998
Idearc Inc., Term Loan, Tranche B	7.350%		1/17/07	1,000	1,005
Insight Midwest Holdings LLC, Term Loan, Tranche B	7.610%		1/8/07	1,000	1,006
Nielsen Finance LLC, Term Loan, Tranche B	8.125%		2/9/07	1,000	1,006

					6,025

	Rate		Maturity Date	Par†	Value
Long-Term Securities — Continued
Loan Participations and Assignments — Continued
Paper and Forest Products — 0.8%
Georgia-Pacific Corp., First Lien Term Loan	7.353 to 7.376	% %	3/30/07	$995	$1,000

Semiconductors and Semiconductor Equipment — 1.6%
Freescale Semiconductor, Term Loan, Tranche B	7.369%		3/1/07	1,000	1,005
Sensata Technologies, Term Loan, Tranche B	7.100 to 7.130	% %	1/29/07	995	988

					1,993

Total Loan Participations and Assignments (Cost — $14,627)					14,672

U.S. Government and Agency Obligations — 3.1%
Fixed Rate Securities — 0.8%
United States Treasury Bonds	5.375%		2/15/31	700	750
United States Treasury Notes	4.875%		8/15/16	200	202

					952

Treasury Inflation-Protected SecuritiesG — 2.3%
United States Treasury Inflation-Protected Security	0.875%		4/15/10	613	581
United States Treasury Inflation-Protected Security	2.375%		4/15/11	407	405
United States Treasury Inflation-Protected Security	2.000%		1/15/16	712	687
United States Treasury Inflation-Protected Security	2.500%		7/15/16	1,249	1,259

					2,932

Total U.S. Government and Agency Obligations (Cost — $3,885)					3,884

U.S. Government Agency Mortgage-Backed Securities — 19.3%
Fixed Rate Securities — 8.3%
Fannie Mae	5.000%		12/1/36	8,100	7,819	H
Fannie Mae	6.000%		12/1/36	2,700	2,718	H

					10,537

Indexed SecuritiesE — 11.0%
Freddie Mac	5.599%		1/1/36	4,127	4,158
Freddie Mac	5.714%		7/1/36	9,610	9,693

					13,851

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $24,269)					24,388

Yankee BondsI — 2.2%
Capital Markets — 0.1%
UBS AG Jersey	3.375%		3/23/07	100	106	J

Commercial Banks — 0.6%
Glitnir Banki Hf	6.693%		6/15/16	310	320	C,D
Kaupthing Bank Hf	7.125%		5/19/16	240	255	C

	Rate	Maturity Date	Par†		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Commercial Banks — Continued
Landsbanki Islands Hf	6.100%	8/25/11	$190		$193	C

					768

Diversified Financial Services — 0.1%
TNK-BP Finance SA	7.500%	7/18/16	200		213	C

Foreign Government Obligations — 0.9%
Federative Republic of Brazil	8.000%	1/15/18	320		356
Federative Republic of Brazil	11.000%	8/17/40	300		398
Republic of Argentia	3.773%	1/3/10	315	ARS	188	E
Republic of Panama	9.375%	4/1/29	141		188

					1,130

Metals and Mining — 0.4%
Vale Overseas Ltd.	8.250%	1/17/34	60		71
Vale Overseas Ltd.	6.875%	11/21/36	440		451

					522

Wireless Telecommunication Services — 0.1%
Vodafone Group PLC	5.000%	9/15/15	100		95

Total Yankee Bonds (Cost — $2,731)					2,834

Total Long-Term Securities (Cost — $81,645)					82,521

Short-Term Securities — 42.2%
Corporate Bonds and Notes — 0.2%
Tribune Co.	0.000%	2/1/07	250		249	K

Foreign Government Obligations — 0.9%
Egypt Treasury Bills	0.000%	4/17/07	1,250	EGP	213	K
Egypt Treasury Bills	0.000%	11/6/07	275	EGP	44	K
Egypt Treasury Bills	0.000%	10/30/07	550	EGP	89	K
Egypt Treasury Bills	0.000%	10/30/07	3,925	EGP	635	K
Egypt Treasury Bills	0.000%	11/20/07	675	EGP	109	K

					1,090

Options Purchased — 0.4%
Eurodollar Futures Call, September 2007, Strike Price $94.25			310	M	527

Repurchase Agreement — 40.3%
Merrill Lynch Government Securities Inc. 5.21%, dated 12/29/06, to be repurchased at $50,936 on 1/2/07 (Collateral: $25,330 Fannie Mae notes, 6.375%, due 6/15/09, value $26,660; $24,650 Federal Home Loan Bank notes, 5.125%, due 8/14/13, value $25,266)			50,907		50,907

U.S. Government and Agency Obligations — 0.4%
Fannie Mae	0.000%	6/25/07	486		474	K,L

Total Short-Term Securities (Cost — $53,418)					53,247

Total Investments — 107.6% (Cost — $135,063)					135,768
Other Assets Less Liabilities — (7.6)%					(9,599)

Net Assets — 100.0%					$126,169

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased
Eurodollar Futures	March 2007	5	(1)
Eurodollar Futures	June 2007	2	(1)
Eurodollar Futures	September 2007	8	(4)
LIBOR Futures	June 2007	46	(30)
U.S. Treasury Bond Futures	March 2007	48	(124)
U.S. Treasury Note Futures	March 2007	77	(31)
U.S. Treasury Note Futures	March 2007	58	(28)
U.S. Treasury Note Futures	March 2007	178	(137)

			$(356)

Futures Contracts Written
Eurodollar Futures	March 2008	2	(2)
Eurodollar Futures	September 2008	83	35

			$33

Options Written
U.S. Treasury Bond Futures Call, Strike Price $113.00	February 2007	52	6
U.S. Treasury Bond Futures Put, Strike Price $110.00	February 2007	26	(4)
U.S. Treasury Bond Futures Put, Strike Price $111.00	February 2007	28	(14)
U.S. Treasury Bond Futures Put, Strike Price $112.00	February 2007	5	(4)
U.S. Treasury Note Futures Call, Strike Price $109.00	February 2007	42	13
U.S. Treasury Note Futures Call, Strike Price $110.00	February 2007	43	21

			$18

Open Forward Foreign Currency Contracts

	Contract to
Settlement Date	Receive		Deliver		Unrealized Gain/(Loss)
02/07/07	EUR	1,584	USD	1,998	95
02/07/07	JPY	227,860	USD	1,934	(8)

					$87

N.M.	Not Meaningful.
A	Convertible Security - Security may be converted into the issuer’s common stock.
B	The coupon rates shown on variable rate securities are the rates at December 31, 2006. These rates vary with the weighted average coupon of the underlying loans.
C	Rule 144A Security - A security purchased pursuant to Rule 144A under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 7.27% of net assets.
D	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes.
E	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or ten-year Japanese Government Bond Rate. The coupon rates are the rates as of December 31, 2006.
F	Stripped Security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
G	Inflation-Protected Securities - Security whose principal value is adjusted daily or monthly in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
H	When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
I	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
J	Unit – A security which consists of a bond and warrants to purchase the common stock of the issuer.
K	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
L	Collateral to cover futures and options contracts.
M	Par represents actual number of contracts.
†	Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.
ARS	— Argentine Peso
EGP	— Egyptian Pound
RUB	— Russian Ruble

Swap Agreements

The Funds may invest in different types of swap agreements. Currently, the Funds hold credit default and interest rate swap contracts (denoted in the table below by a superscript 1 or 2, respectively). Credit default swap contracts represent the exchange of commitments to provide a level of credit protection for a commitment to receive interest at a fixed rate based on the potential risk of default of the underlying issuer. The relevant underlying issuer for credit default swap contracts is listed in a parenthetical reference following the agreement counterparty. Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount.

WESTERN ASSET LIMITED DURATION BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeA	$300	$(1)

Deutsche Bank AG (RSHB Capital, 7.175%, due 5/16/13)[1]	July 20, 2007	Specified amount upon credit event noticeB	0.870% Quarterly	200	1

Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeA	1,000	(1)

Morgan Stanley & Co., Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeA	400	(1)

				$1,900	$(2)

WESTERN ASSET INTERMEDIATE BOND PORTFOLIO
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeA	$2,200	$(3)

Barclays Capital, Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeA	4,500	(6)

Barclays Capital, Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeA	4,600	(7)

Deutsche Bank AG (Freddie Mac, 5.00%, due 7/15/14)[1]	March 20, 2015	Specified amount upon credit event noticeB	0.290% Quarterly	1,945	28

Deutsche Bank AG (RSHB Capital, 7.175%, due 5/16/13)[1]	July 20, 2007	Specified amount upon credit event noticeB	0.870% Quarterly	1,296	5

Deutsche Bank AG (RSHB Capital, 7.175%, due 5/16/13)[1]	July 20, 2007	Specified amount upon credit event noticeB	0.900% Quarterly	405	1

Lehman Brothers Holdings Inc. (Dynegy Holdings, 8.75%, due 2/15/12)[1]	April 23, 2007	Specified amount upon credit event noticeB	3.000% Quarterly	1,783	28

Morgan Stanley & Co., Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeA	4,500	(13)

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2012	Specified amount upon credit event noticeC	1.000% Quarterly	7,811	119

				$29,040	$152

WESTERN ASSET INTERMEDIATE PLUS BOND PORTFOLIO
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeA	$300	$(0.4)

Barclays Capital, Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeA	600	(1)

Barclays Capital, Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeA	700	(1)

Deutsche Bank AG (RSHB Capital, 7.175%, due 5/16/13)[1]	July 20, 2007	Specified amount upon credit event notice B	0.870% Quarterly	200	1

Deutsche Bank AG (RSHB Capital, 7.175%, due 5/16/13)[1]	July 20, 2007	Specified amount upon credit event notice B	0.900% Quarterly	100	0.4

JP Morgan Chase & Co. (Countrywide Home Loans, 5.625%, due 7/15/09)[1]	June 20, 2010	Specified amount upon credit event notice B	0.580% Quarterly	200	2

Merrill Lynch & Co., Inc. (iBoxx HY3)[1]	December 20, 2009	Specified amount upon credit event notice C	3.750% Quarterly	384	18

Morgan Stanley & Co., Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeA	600	(2)

The Goldman Sachs Group, Inc. (iBoxx HY2)[1]	September 20, 2009	Specified amount upon credit event notice C	4.300% Quarterly	238	14

				$3,322	$31

WESTERN ASSET CORE BOND PORTFOLIO
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC (Belo Corp., 7.75%, due 06/01/27)[1]	December 20, 2007	Specified amount upon credit event notice C	0.140% Monthly	$1,510	$(2)

Banc of America Securities LLC (Belo Corp., 7.75%, due 06/01/27)[1]	December 20, 2016	1.550% Monthly	Specified amount upon credit event noticeA	4,530	(55)

Banc of America Securities LLC (Centex Corporation, 5.45%, due 8/15/12)[1]	September 20, 2012	0.680% Monthly	Specified amount upon credit event noticeA	5,500	(45)

Banc of America Securities LLC (D.R. Horton, 6.875%, due 5/1/13)[1]	June 20, 2013	1.250% Monthly	Specified amount upon credit event noticeA	3,100	(58)

Banc of America Securities LLC (Heinz Co., 6.428%, due 12/01/08)[1]	December 20, 2008	0.165% Monthly	Specified amount upon credit event noticeA	6,650	(10)

Banc of America Securities LLC (Inco Limited, 5.7%, due 10/15/15)[1]	December 20, 2015	0.900% Monthly	Specified amount upon credit event noticeA	3,880	(32)

Banc of America Securities LLC (Lehnnar Corporation, 5.95%, due 10/17/11)[1]	September 20, 2011	0.670% Monthly	Specified amount upon credit event noticeA	3,700	(28)

Banc of America Securities LLC (Marriot International Notes, 4.625%, due 6/15/12)[1]	December 20, 2015	0.730% Monthly	Specified amount upon credit event noticeA	4,400	(36)

Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13)[1]	March 20, 2013	1.050% Monthly	Specified amount upon credit event noticeA	5,010	(71)

Banc of America Securities LLC (Radioshack Co., 7.375%, due 05/15/11)[1]	June 20, 2011	1.290% Monthly	Specified amount upon credit event noticeA	4,470	78

Banc of America Securities LLC (Toll Brothers, 5.95%, due 9/15/13)[1]	September 20, 2013	1.430% Monthly	Specified amount upon credit event noticeA	7,300	(189)

Banc of America Securities LLC[2]	December 1, 2008	5.030% Semi-annually	3-month LIBORD	6,650	19

Banc of America Securities LLC[2]	March 1, 2013	5.104% Semi-annually	3-month LIBORD	4,700	3

Banc of America Securities LLC[2]	June 1, 2016	5.110% Semi-annually	3-month LIBORD	3,100	2

Banc of America Securities LLC[2]	May 15, 2011	5.235% Semi-annually	3-month LIBORD	4,470	(25)

Banc of America Securities LLC[2]	June 1, 2027	5.254% Semi-annually	3-month LIBORD	3,020	20

Banc of America Securities LLC[2]	September 15, 2013	5.290% Semi-annually	3-month LIBORD	7,300	(67)

Banc of America Securities LLC[2]	August 15, 2012	5.291% Semi-annually	3-month LIBORD	5,500	(48)

Banc of America Securities LLC[2]	October 17, 2011	5.293% Semi-annually	3-month LIBORD	3,700	(30)

Banc of America Securities LLC[2]	October 15, 2015	5.324% Semi-annually	3-month LIBORD	3,880	(45)

Banc of America Securities LLC[2]	November 10, 2015	5.352% Semi-annually	3-month LIBORD	4,400	92

Barclays Capital Inc. (Amerisourcebergen Corp., 5.625%, due 09/15/12)[1]	September 20, 2012	0.500% Quarterly	Specified amount upon credit event noticeA	3,520	3

Barclays Capital Inc. (Boston Scientific Inc., 5.45%, due 06/15/14)[1]	June 20, 2014	0.880% Quarterly	Specified amount upon credit event noticeA	3,530	(34)

Barclays Capital Inc. (Cardinal Health Inc., 5.85%, due 12/15/17)[1]	September 20, 2016	0.490% Quarterly	Specified amount upon credit event noticeA	3,530	(15)

Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 06/25/12)[1]	June 20, 2012	0.630% Quarterly	Specified amount upon credit event noticeA	3,550	(28)

Barclays Capital Inc.[2]	June 25, 2012	5.060% Semi-annually	3-month LIBORD	3,550	8

Barclays Capital Inc.[2]	September 15, 2012	5.189% Semi-annually	3-month LIBORD	3,520	(13)

Barclays Capital Inc.[2]	June 15, 2014	5.264% Semi-annually	3-month LIBORD	3,530	(28)

Barclays Capital Inc.[2]	October 20, 2016	5.326% Semi-annually	3-month LIBORD	3,530	(40)

Bear Stearns, Inc. (Ford Motor Credit Company, 7.00%, due 10/1/13)[1]	June 20, 2010	Specified amount upon credit event notice B	4.830% Quarterly	12,500	1,005

Bear Stearns, Inc. (Viacom Inc., 6.25%, due 04/30/16)[1]	March 20, 2011	0.590% Quarterly	Specified amount upon credit event noticeA	2,500	(11)

Bear Stearns, Inc. (ABX-HE-A 06-2)[1]	May 25, 2046	Specified amount upon credit event noticeC	0.440% Quarterly	25,000	135

Bear Stearns, Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	Specified amount upon credit event noticeC	0.750% Quarterly	54,100	(8)

Bear Stearns, Inc.[2]	April 30, 2011	5.050% Semi-annually	3-month LIBORD	2,500	5

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8 1-Month LIBORD + 160 bpE, due 6/25/35)[1]	April 25, 2035	1.280% Monthly	Specified amount upon credit event noticeA	784	6

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9 1-Month LIBORD + 250 bpE, due 6/25/35)[1]	April 25, 2035	2.050% Monthly	Specified amount upon credit event noticeA	784	11

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8 1-Month LIBORD + 138 bpE, due 2/25/35)[1]	February 25, 2035	1.310% Monthly	Specified amount upon credit event noticeA	784	8

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9 1-Month LIBORD + 220 bpE, due 2/25/35)[1]	February 25, 2035	2.060% Monthly	Specified amount upon credit event noticeA	784	14

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2 1-Month LIBORD +190 bpE, due 10/25/34)[1]	October 25, 2034	1.370% Monthly	Specified amount upon credit event noticeA	1,046	12

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2 1Month LIBORD + 130 bpE, due 3/25/35)[1]	March 25, 2035	1.310% Quarterly	Specified amount upon credit event noticeA	784	12

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3 1-Month LIBORD + 200 bpE, due 3/25/35)[1]	March 25, 2035	2.180% Quarterly	Specified amount upon credit event noticeA	784	17

Credit Suisse First Boston USA (Amerisource Bergen Corp 8.125%, due 9/1/8)[1]	September 20, 2015	0.900% Monthly	Specified amount upon credit event noticeA	3,050	(29)

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3 1-Month LIBORD + 300 bpE, due 3/25/34)[1]	March 25, 2034	2.200% Monthly	Specified amount upon credit event noticeA	1,046	15

Credit Suisse First Boston USA (Argent Securities Inc, 2004-W11 M9 1-Month LIBORD + 225 bpE, due 11/25/34)[1]	November 25, 2034	1.330% Monthly	Specified amount upon credit event noticeA	784	13

Credit Suisse First Boston USA (Argent Securities Inc, 2004-W11 M10 1-Month LIBORD + 350 bp E, due 11/25/34)[1]	November 25, 2034	2.150% Monthly	Specified amount upon credit event noticeA	784	17

Credit Suisse First Boston USA (ConocoPhillips, 4.75%, due10/15/12)[1]	September 20, 2012	Specified amount upon credit event noticeC	0.270% Quarterly	1,000	5

Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event noticeC	1.400% Quarterly	6,500	91

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8 1-Month LIBORD + 180 bpE, due 11/25/34)[1]	November 25, 2034	1.310% Monthly	Specified amount upon credit event noticeA	784	8

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9 1-Month LIBORD + 315 bpE, due 11/25/34)[1]	November 25, 2034	2.180% Monthly	Specified amount upon credit event noticeA	784	12

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBORD + 135 bpE, due 1/25/35)[1]	January 25, 2035	1.310% Monthly	Specified amount upon credit event noticeA	784	21

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBORD + 100 bpE, due 1/25/35)[1]	January 25, 2035	2.080% Monthly	Specified amount upon credit event noticeA	784	26

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBORD + 190 bpE, due 3/25/35)[1]	March 25, 2035	1.280% Monthly	Specified amount upon credit event noticeA	784	8

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBORD + 325 bpE, due 3/25/35)[1]	March 25, 2035	2.050% Monthly	Specified amount upon credit event noticeA	784	14

Credit Suisse First Boston USA (Limited Brands Inc., 6.125%, due 12/01/12)[1]	December 20, 2012	0.600% Monthly	Specified amount upon credit event noticeA	5,870	(12)

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9 1-Month LIBORD + 350 bpE, due 2/25/34)[1]	February 25, 2034	2.150% Monthly	Specified amount upon credit event noticeA	1,046	12

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8 1-Month LIBORD + 170 bpE, due 2/25/35)[1]	February 25, 2035	1.310% Monthly	Specified amount upon credit event noticeA	784	16

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9 1-Month LIBORD + 275 bpE, due 2/25/35)[1]	February 25, 2035	2.080% Monthly	Specified amount upon credit event noticeA	784	22

Credit Suisse First Boston USA (Masco Corp., 5.875%, due 07/15/12)[1]	September 20, 2013	0.750% Monthly	Specified amount upon credit event noticeA	3,320	(22)

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8 1-Month LIBORD + 153 bpE, due 12/25/34)[1]	December 25, 2034	1.310% Monthly	Specified amount upon credit event noticeA	784	2

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9 1-Month LIBORD + 240 bpE, due 12/25/34)[1]	December 25, 2034	2.080% Monthly	Specified amount upon credit event noticeA	784	8

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2004-WMC4 B3 1-Month LIBORD + 375 bpE, due 4/25/35)[1]	April 25, 2035	2.150% Monthly	Specified amount upon credit event noticeA	1,046	10

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B2 1-Month LIBORD + 135 bpE, due 9/25/35)[1]	September 25, 2035	1.280% Monthly	Specified amount upon credit event noticeA	784	(5)

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B3 1-Month LIBORD + 225 bpE, due 9/25/35)[1]	September 25, 2035	2.05% Monthly	Specified amount upon credit event noticeA	784	(3)

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B2 1-Month LIBORD + 130 bpE, due 10/25/35)[1]	October 25, 2035	1.280% Monthly	Specified amount upon credit event noticeA	784	13

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B3 1-Month LIBORD + 205 bpE, due 10/25/35)[1]	October 25, 2035	2.050% Monthly	Specified amount upon credit event noticeA	784	20

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2 1-Month LIBORD + 130 bpE, due 1/25/35)[1]	January 25, 2035	1.310% Monthly	Specified amount upon credit event noticeA	784	7

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3 1-Month LIBORD + 215 bpE, due 1/25/35)[1]	January 25, 2035	2.180% Monthly	Specified amount upon credit event noticeA	784	10

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9 1-Month LIBORD + 325 bpE, due 8/25/34)[1]	August 25, 2034	2.150% Monthly	Specified amount upon credit event noticeA	1,046	9

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8 1-Month LIBORD + 140 bpE, due 3/25/35)[1]	March 25, 2035	1.310% Monthly	Specified amount upon credit event noticeA	784	(2)

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9 1-Month LIBORD + 205 bpE, due 3/25/35)[1]	March 25, 2035	2.180% Monthly	Specified amount upon credit event noticeA	784	(1)

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2 1-Month LIBORD + 135 bpE, due 6/25/35)[1]	June 25, 2035	1.280% Monthly	Specified amount upon credit event noticeA	784	8

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3 1-Month LIBORD + 195 bpE, due 6/25/35)[1]	June 25, 2035	2.050% Monthly	Specified amount upon credit event noticeA	784	13

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8 1-Month LIBORD + 155 bpE, due 1/25/36)[1]	January 25, 2036	1.360% Monthly	Specified amount upon credit event noticeA	784	23

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M9 1-Month LIBORD + 250 bpE, due 1/25/36)[1]	January 25, 2036	2.180% Monthly	Specified amount upon credit event noticeA	784	28

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6 1-Month LIBORD + 230 bpE, due 6/25/34)[1]	June 25, 2034	1.370% Quarterly	Specified amount upon credit event noticeA	1,046	7

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBORD + 165 bpE, due 1/25/35)[1]	January 25, 2035	1.258% Monthly	Specified amount upon credit event noticeA	784	15

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3 1-Month LIBORD + 260 bpE, due 1/25/35)[1]	January 25, 2035	2.050% Monthly	Specified amount upon credit event noticeA	784	22

Credit Suisse First Boston USA (Pulte Homes Inc., 7.875%, due 8/1/11)[1]	September 20, 2013	0.870% Monthly	Specified amount upon credit event noticeA	4,000	(57)

Credit Suisse First Boston USA (Starwood Hotels, 7.875%, due 5/1/12)[1]	December 20, 2011	1.370% Monthly	Specified amount upon credit event noticeA	6,400	(94)

Credit Suisse First Boston USA (Vodafone Group, 7.75%, due 02/15/10)[1]	September 20, 2015	0.540% Monthly	Specified amount upon credit event noticeA	6,040	(51)

Credit Suisse First Boston USA (Wyeth, 5.5%, due 03/15/13)[1]	March 20, 2013	0.160% Monthly	Specified amount upon credit event noticeA	4,200	(8)

Credit Suisse First Boston USA (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.150% Quarterly	Specified amount upon credit event noticeA	24,167	(303)

Credit Suisse First Boston USA[2]	May 1, 2012	4.902% Semi-annually	3-month LIBORD	5,870	63

Credit Suisse First Boston USA[2]	August 15, 2013	5.023% Semi-annually	3-month LIBORD	3,020	17

Credit Suisse First Boston USA[2]	March 15, 2013	5.062% Semi-annually	3-month LIBORD	4,200	12

Credit Suisse First Boston USA[2]	May 1, 2012	5.085% Semi-annually	3-month LIBORD	6,100	6

Credit Suisse First Boston USA[2]	September 15, 2015	5.129% Semi-annually	3-month LIBORD	5,740	11

Credit Suisse First Boston USA[2]	September 15, 2015	5.160% Semi-annually	3-month LIBORD	3,050	(0.2)

Credit Suisse First Boston USA[2]	January 15, 2014	5.328% Semi-annually	3-month LIBORD	3,700	(42)

Deutsche Bank AG (Dynegy Holdings, 8.75%, due 2/15/12)[1]	May 1, 2007	Specified amount upon credit event noticeB	5.250% Quarterly	3,340	81

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event noticeB	1.250% Quarterly	1,100	10

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event noticeB	1.670% Quarterly	1,300	(60)

Deutsche Bank AG (Fannie Mae, 6.00%, due 5/15/11)[1]	December 20, 2009	Specified amount upon credit event noticeB	0.215% Quarterly	11,700	56

Deutsche Bank AG (Ford Motor Credit Company, 7.00%, due 10/1/13)[1]	December 20, 2010	Specified amount upon credit event noticeB	5.050% Quarterly	17,100	1,506

Deutsche Bank AG (Ford Motor Credit Company, 7.45%, due 7/16/31)[1]	March 20, 2015	Specified amount upon credit event noticeB	2.930% Quarterly	1,700	(222)

Deutsche Bank AG (Freddie Mac, 5.00%, due 7/15/14)[1]	March 20, 2015	Specified amount upon credit event noticeB	0.290% Quarterly	15,600	226

Deutsche Bank AG (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	March 20, 2007	Specified amount upon credit event noticeB	2.280% Quarterly	5,000	26

Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.600% Quarterly	Specified amount upon credit event noticeA	7,400	(58)

Deutsche Bank AG (iBoxx 30 Hi-Vol)[1]	March 20, 2009	1.250% Quarterly	Specified amount upon credit event noticeA	7,153	(42)

Deutsche Bank AG (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event noticeC	1.250% Quarterly	9,415	119

Deutsche Bank AG (iBoxx IG Hi-Vol2)[1]	September 20, 2014	Specified amount upon credit event noticeC	1.300% Quarterly	8,043	70

Deutsche Bank AG2	June 17, 2010	3-month LIBORD	4.313% Semi-annually	31,430	(771)

Deutsche Bank AG2	October 5, 2008	3-month LIBORD	4.655% Semi-annually	115,540	(1,069)

Deutsche Bank AG2	October 11, 2010	3-month LIBORD	4.708% Semi-annually	206,790	(2,737)

Deutsche Bank AG2	July 13, 2011	3-month LIBORD	5.628% Semi-annually	83,870	1,786

Deutsche Bank AG2	July 21, 2016	3-month LIBORD	5.693% Semi-annually	77,910	3,461

JP Morgan Chase & Co. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeB	6.000% Quarterly	10,500	909

JP Morgan Chase & Co. (Limited Brands Inc., 6.125%, due 12/01/12)[1]	December 20, 2012	0.670% Quarterly	Specified amount upon credit event noticeA	3,550	(20)

JP Morgan Chase & Co.[2]	December 1, 2012	5.275% Semi-Annually	3-month LIBORD	3,550	(29)

JP Morgan Chase & Co.[2]	September 7, 2016	5.322% Semi-Annually	3-month LIBORD	35,900	(367)

Lehman Brothers Holdings Inc. (Autozone Inc., 5.875%, due 10/15/12)[1]	June 20, 2013	0.660% Quarterly	Specified amount upon credit event noticeA	4,990	(44)

Lehman Brothers Holdings Inc. (Comcast Cable Communications, 7.125%, due 6/15/13)[1]	December 20, 2007	Specified amount upon credit event noticeB	0.020% Quarterly	1,230	(0.2)

Lehman Brothers Holdings Inc. (Comcast Cable Communications, 7.125%, due 6/15/13)[1]	September 20, 2011	0.220% Quarterly	Specified amount upon credit event noticeA	2,990	(0.1)

Lehman Brothers Holdings Inc. (Comcast Cable Communications, 7.125%, due 6/15/13)[1]	December 20, 2016	Specified amount upon credit event noticeB	0.560% Quarterly	1,760	2

Lehman Brothers Holdings Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	May 1, 2007	Specified amount upon credit event noticeB	5.250% Quarterly	10,000	843

Lehman Brothers Holdings Inc. (Sara Lee Corporation, 6.125%, due 11/01/32)[1]	September 20, 2011	0.440% Quarterly	Specified amount upon credit event noticeA	5,500	22

Lehman Brothers Holdings Inc. (Sprint Capital Corporation, 8.375%, due 3/15/12)[1]	December 20, 2007	Specified amount upon credit event noticeB	0.050% Quarterly	1,230	(1)

Lehman Brothers Holdings Inc. (Sprint Capital Corporation, 8.375%, due 3/15/12)[1]	September 20, 2011	0.450% Quarterly	Specified amount upon credit event noticeA	2,990	3

Lehman Brothers Holdings Inc. (Sprint Capital Corporation, 8.375%, due 3/15/12)[1]	December 20, 2016	Specified amount upon credit event noticeB	0.940% Quarterly	1,760	(11)

Lehman Brothers Holdings Inc. (Viacom Inc., 6.25%, due 4/30/16)[1]	March 20, 2011	0.570% Quarterly	Specified amount upon credit event noticeA	3,580	(14)

Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.150% Quarterly	Specified amount upon credit event noticeA	8,507	(65)

Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	1.050% Quarterly	Specified amount upon credit event noticeA	773	(6)

Lehman Brothers Holdings Inc.[2]	October 7, 2007	3-month LIBORD	4.601% Semi-Annually	630	(4)

Lehman Brothers Holdings Inc.[2]	April 30, 2011	5.070% Semi-Annually	3-month LIBORD	3,580	4

Lehman Brothers Holdings Inc.[2]	September 15, 2011	5.193% Semi-Annually	3-month LIBORD	5,500	(21)

Lehman Brothers Holdings Inc.[2]	June 1, 2013	5.282% Semi-Annually	3-month LIBORD	5,350	(46)

Merrill Lynch & Co., Inc. (Pacific Gas & Electric Co., 4.80%, due 3/1/14)[1]	June 20, 2009	Specified amount upon credit event noticeC	0.420% Quarterly	2,100	17

Morgan Stanley and Co., Inc. (Inco Limited, 7.75%, due 05/15/2012)[1]	December 20, 2015	0.750% Quarterly	Specified amount upon credit event noticeA	1,470	3

Morgan Stanley and Co., Inc.[2]	October 15, 2015	5.172% Semi-Annually	3-month LIBORD	1,470	(1)

RBS Greenwich (DSLA Mortgage Loan Trust 2005 - AR5, 1-Month LIBORD + 175 bpE, due 8/19/45)[1]	August 19, 2045	4.500% Monthly	Specified amount upon credit event noticeA	1,298	23

RBS Greenwich (Ford Motor Credit Company, 7.00%, due 10/1/13)[1]	December 20, 2010	Specified amount upon credit event noticeB	4.260% Quarterly	25,000	1,545

RBS Greenwich (Gannett Company Inc., 6.375%, due 04/01/12)[1]	June 20, 2012	0.470% Monthly	Specified amount upon credit event noticeA	3,930	(7)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/12/12)[1]	June 20, 2010	Specified amount upon credit event noticeB	4.530% Quarterly	15,000	1,742

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeB	4.680% Quarterly	25,000	3,019

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	September 20, 2010	Specified amount upon credit event noticeB	5.750% Quarterly	7,500	1,218

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeB	6.800% Quarterly	5,900	657

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeB	7.100% Quarterly	5,800	698

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeB	7.700% Quarterly	12,500	1,753

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeB	8.400% Quarterly	12,500	1,991

RBS Greenwich (Harborview Mortgage Loan Trust 2005 - 12, 1-Month LIBORD + 175 bpE, due 10/19/35)[1]	October 19, 2035	2.500% Monthly	Specified amount upon credit event noticeA	1,299	24

RBS Greenwich (IndyMac Index Mortgage Loan Trust 2005 - AR18, 1-Month LIBORD + 125 bpE, due 10/25/36)[1]	October 25, 2036	2.700% Monthly	Specified amount upon credit event noticeA	1,391	31

RBS Greenwich (Pulte Holmes Inc., 7.875%, due 08/01/11)[1]	September 20, 2011	0.670% Monthly	Specified amount upon credit event noticeA	3,340	(36)

RBS Greenwich (Time Warner Inc 6.875%, due 5/1/12)[1]	September 20, 2010	Specified amount upon credit event noticeB	0.470% Quarterly	5,000	43

RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)[1]	December 20, 2010	Specified amount upon credit event noticeB	0.500% Quarterly	12,500	119

RBS Greenwich (Tyson Food Inc., 8.25%, due 10/01/11)[1]	September 20, 2011	1.090% Quarterly	Specified amount upon credit event noticeA	4,420	(23)

RBS Greenwich (Washington Mutual 2005 - AR11, 1-Month LIBORD + 120 bpE, due 8/25/45)[1]	August 25, 2045	2.550% Monthly	Specified amount upon credit event noticeA	569	8

RBS Greenwich (iBoxx IG Hi-Vol3)[1]	March 20, 2010	1.050% Quarterly	Specified amount upon credit event noticeA	17,303	341

RBS Greenwich[2]	April 1, 2012	5.011% Semi-annually	3-month LIBORD	3,930	17

RBS Greenwich[2]	August 1, 2011	5.053% Semi-annually	3-month LIBORD	3,340	6

RBS Greenwich[2]	October 1, 2011	5.075% Semi-annually	3-month LIBORD	4,720	5

The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event noticeB	1.670% Quarterly	1,400	(64)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7.00%, due 10/1/13)[1]	June 20, 2010	Specified amount upon credit event noticeB	4.750% Quarterly	1,900	148

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeB	6.000% Quarterly	5,000	809

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeB	8.950% Quarterly	5,000	879

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 8.375%, due 7/15/33)[1]	September 20, 2010	Specified amount upon credit event noticeB	6.000% Quarterly	18,500	1,602

The Goldman Sachs Group, Inc. (iBoxx IG Fin 3)[1]	March 20, 2010	Specified amount upon credit event noticeC	0.500% Quarterly	5,200	23

The Goldman Sachs Group, Inc. (iBoxx IG Fin 3)[1]	March 20, 2015	Specified amount upon credit event noticeC	0.700% Quarterly	5,300	104

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	Specified amount upon credit event noticeC	1.050% Quarterly	48,333	854

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	Specified amount upon credit event noticeC	1.050% Quarterly	16,433	363

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	Specified amount upon credit event noticeC	1.050% Quarterly	32,093	1,130

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeC	0.400% Quarterly	17,600	323

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeC	0.400% Quarterly	45,500	911

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	0.900% Quarterly	Specified amount upon credit event noticeA	14,200	(4)

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol5)[1]	December 20, 2010	0.850% Quarterly	Specified amount upon credit event noticeA	14,200	(12)

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol5)[1]	December 20, 2010	0.850% Quarterly	Specified amount upon credit event noticeA	30,100	(35)

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	Specified amount upon credit event noticeC	0.750% Quarterly	100,000	16

The Goldman Sachs Group, Inc.[2]	September 14, 2007	3-month LIBORD	3.215% Semi-annually	26,500	(402)

The Goldman Sachs Group, Inc.[2]	March 10, 2009	3-month LIBORD	4.360% Semi-annually	54,100	(488)

The Goldman Sachs Group, Inc.[2]	November 3, 2011	3-month LIBORD	5.044% Semi-annually	81,800	(200)
The Goldman Sachs Group, Inc.[2]	October 18, 2008	3-month LIBORD	5.550% Semi-annually	229,100	778
The Goldman Sachs Group, Inc.[2]	October 18, 2008	3-month LIBORD	5.550% Semi-annually	223,508	830

The Goldman Sachs Group, Inc.[2]	July 7, 2011	3-month LIBORD	5.713% Semi-annually	71,600	1,761

The Goldman Sachs Group, Inc.[2]	October 18, 2016	5.670% Semi-annually	3-month LIBORD	55,877	(1,521)

The Goldman Sachs Group, Inc.[2]	October 19, 2016	5.690% Semi-annually	3-month LIBORD	55,877	(1,571)

				$2,403,884	23,451

WESTERN ASSET CORE PLUS BOND PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC (Belo Corp., 7.75%, due 06/01/27)[1]	December 20, 2007	Specified amount upon credit event noticeC	0.140% Monthly	$2,650	$(3)

Banc of America Securities LLC (Belo Corp., 7.75%, due 06/01/27)[1]	December 20, 2016	1.550% Monthly	Specified amount upon credit event noticeA	7,950	(97)

Banc of America Securities LLC (Centex Corporation, 5.45%, due 8/15/12)[1]	September 20, 2012	0.680% Monthly	Specified amount upon credit event noticeA	9,500	(78)

Banc of America Securities LLC (D.R. Horton, 6.875%, due 5/1/13)[1]	June 20, 2013	1.250% Monthly	Specified amount upon credit event noticeA	5,400	(102)

Banc of America Securities LLC (Heinz Co., 6.428%, due 12/01/08)[1]	December 20, 2008	0.165% Monthly	Specified amount upon credit event noticeA	11,660	(17)

Banc of America Securities LLC (Inco Limited, 5.7%, due 10/15/15)[1]	December 20, 2015	0.900% Monthly	Specified amount upon credit event noticeA	6,860	(56)

Banc of America Securities LLC (Lehnnar Corporation, 5.95%, due 10/17/11)[1]	September 20, 2011	0.670% Monthly	Specified amount upon credit event noticeA	6,300	(48)

Banc of America Securities LLC (Marriot International Notes, 4.625%, due 6/15/12)[1]	December 20, 2015	0.730% Monthly	Specified amount upon credit event noticeA	7,950	(66)

Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13)[1]	March 20, 2013	1.050% Monthly	Specified amount upon credit event noticeA	8,640	(123)

Banc of America Securities LLC (Radioshack Co., 7.375%, due 05/15/11)[1]	June 20, 2011	1.290% Monthly	Specified amount upon credit event noticeA	7,920	137

Banc of America Securities LLC (Toll Brothers, 5.95%, due 9/15/13)[1]	September 20, 2013	1.430% Monthly	Specified amount upon credit event noticeA	12,700	(329)

Banc of America Securities LLC (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeA	75,600	(118)

Banc of America Securities LLC[2]	November 10, 2015	4.864% Semi-annually	3-month LIBORD	7,950	167

Banc of America Securities LLC[2]	December 1, 2008	5.030% Semi-annually	3-month LIBORD	11,660	33

Banc of America Securities LLC[2]	March 1, 2013	5.104% Semi-annually	3-month LIBORD	8,100	5

Banc of America Securities LLC[2]	June 1, 2016	5.110% Semi-annually	3-month LIBORD	5,400	3

Banc of America Securities LLC[2]	May 15, 2011	5.235% Semi-annually	3-month LIBORD	7,920	(44)

Banc of America Securities LLC[2]	June 1, 2027	5.254% Semi-annually	3-month LIBORD	5,300	35

Banc of America Securities LLC[2]	October 17, 2011	5.290% Semi-annually	3-month LIBORD	6,300	(51)

Banc of America Securities LLC[2]	August 15, 2012	5.290% Semi-annually	3-month LIBORD	9,500	(83)

Banc of America Securities LLC[2]	September 15, 2013	5.290% Semi-annually	3-month LIBORD	12,700	(116)

Banc of America Securities LLC[2]	October 15, 2015	5.324% Semi-annually	3-month LIBORD	6,860	(79)

Barclays Capital Inc. (Amerisourcebergen Corp., 5.625%, due 09/15/12)[1]	September 20, 2012	0.500% Quarterly	Specified amount upon credit event noticeA	6,330	5

Barclays Capital Inc. (Boston Scientific Inc., 5.45%, due 06/15/14)[1]	June 20, 2014	0.880% Quarterly	Specified amount upon credit event noticeA	6,260	(60)

Barclays Capital Inc. (Cardinal Health Inc., 5.85%, due 12/15/17)[1]	September 20, 2016	0.490% Quarterly	Specified amount upon credit event noticeA	6,260	(27)

Barclays Capital Inc. (General Motors Corp., 7.125%, due 07/15/13)[1]	December 20, 2011	Specified amount upon credit event noticeB	4.160% Quarterly	7,000	(91)

Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 06/25/12)[1]	June 20, 2012	0.630% Quarterly	Specified amount upon credit event noticeA	6,240	(50)

Barclays Capital Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2010	3.950% Quarterly	Specified amount upon credit event noticeA	58,500	(140)

Barclays Capital Inc.[2]	June 25, 2012	5.060% Semi-annually	3-month LIBORD	6,240	14

Barclays Capital Inc.[2]	September 15, 2012	5.189% Semi-annually	3-month LIBORD	6,330	(24)

Barclays Capital Inc.[2]	June 15, 2014	5.264% Semi-annually	3-month LIBORD	6,260	(49)

Barclays Capital Inc.[2]	October 20, 2016	5.326% Semi-annually	3-month LIBORD	6,260	(71)

Bear Stearns, Inc. (Ford Motor Credit Company 7.00%, due 10/1/13)[1]	June 20, 2010	Specified amount upon credit event noticeB	4.830% Quarterly	12,500	1,005

Bear Stearns, Inc. (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.320% Quarterly	Specified amount upon credit event noticeA	2,620	(15)

Bear Stearns, Inc. (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.320% Quarterly	Specified amount upon credit event noticeA	3,470	(15)

Bear Stearns, Inc. (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.350% Quarterly	Specified amount upon credit event noticeA	790	(3)

Bear Stearns, Inc. (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.360% Quarterly	Specified amount upon credit event noticeA	2,620	(11)

Bear Stearns, Inc. (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.360% Quarterly	Specified amount upon credit event noticeA	2,620	(11)

Bear Stearns, Inc. (Viacom Inc., 6.25%, due 04/30/16)[1]	March 20, 2011	0.590% Quarterly	Specified amount upon credit event noticeA	4,300	(20)

Bear Stearns, Inc. (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.330% Quarterly	Specified amount upon credit event noticeA	790	(4)

Bear Stearns, Inc. (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.335% Quarterly	Specified amount upon credit event noticeA	2,620	(13)

Bear Stearns, Inc. (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.340% Quarterly	Specified amount upon credit event noticeA	2,620	(14)

Bear Stearns, Inc. (iBoxx HY 3)[1]	December 20, 2010	3.950% Quarterly	Specified amount upon credit event noticeA	8,352	(84)

Bear Stearns, Inc. (iBoxx HY 6B)[1]	June 20, 2011	3.000% Quarterly	Specified amount upon credit event noticeA	11,600	215

Bear Stearns, Inc. (iBoxx HY 6B)[1]	June 20, 2011	Specified amount upon credit event noticeC	3.000% Quarterly	25,000	292

Bear Stearns, Inc. (iBoxx HY 7)[1]	December 20, 2011	3.250% Quarterly	Specified amount upon credit event noticeA	9,300	1

Bear Stearns, Inc. (iBoxx HY 7)[1]	December 20, 2011	3.250% Quarterly	Specified amount upon credit event noticeA	7,300	(4)

Bear Stearns, Inc. (iBoxx HY 7B)[1]	December 20, 2011	3.250% Quarterly	Specified amount upon credit event noticeA	7,400	(4)

Bear Stearns, Inc.[2]	December 22, 2011	3-month LIBORD	4.993% Semi-annually	54,900	(185)

Bear Stearns, Inc.[2]	April 30, 2011	5.050% Semi-annually	3-month LIBORD	4,300	8

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8 1-Month LIBORD + 160 bpE, due 6/25/35)[1]	April 25, 2035	1.280% Monthly	Specified amount upon credit event noticeA	1,122	9

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9 1-Month LIBORD + 250 bpE, due 6/25/35)[1]	April 25, 2035	2.050% Monthly	Specified amount upon credit event noticeA	1,122	15

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBORD + 138 bpE, due 2/25/35)[1]	February 25, 2035	1.310% Monthly	Specified amount upon credit event noticeA	1,122	11

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9, 1-Month LIBORD + 220 bpE, due 2/25/35)[1]	February 25, 2035	2.060% Monthly	Specified amount upon credit event noticeA	1,122	20

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2 1-Month LIBORD +190 bpE, due 10/25/34)[1]	October 25, 2034	1.370% Monthly	Specified amount upon credit event noticeA	1,494	17

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1Month LIBORD + 130 bpE, due 3/25/35)[1]	March 25, 2035	1.310% Quarterly	Specified amount upon credit event noticeA	1,122	18

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBORD + 200 bpE, due 3/25/35)[1]	March 25, 2035	2.180% Quarterly	Specified amount upon credit event noticeA	1,122	25

Credit Suisse First Boston USA (Amerisource Bergen Corp 8.125%, due 9/1/8)[1]	September 20, 2015	0.900% Monthly	Specified amount upon credit event noticeA	5,350	(50)

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3 1-Month LIBORD + 300 bpE, due 3/25/34)[1]	March 25, 2034	2.200% Monthly	Specified amount upon credit event noticeA	1,494	21

Credit Suisse First Boston USA (Argent Securities Inc, 2004-W11 M9, 1-Month LIBORD + 225 bpE, due 11/25/34)[1]	November 25, 2034	1.330% Monthly	Specified amount upon credit event noticeA	1,122	18

Credit Suisse First Boston USA (Argent Securities Inc, 2004-W11 M10, 1-Month LIBORD + 350 bpE, due 11/25/34)[1]	November 25, 2034	2.150% Monthly	Specified amount upon credit event noticeA	1,122	24

Credit Suisse First Boston USA (ConocoPhillips, 4.75%, due 10/15/12)[1]	September 20, 2012	Specified amount upon credit event noticeC	0.270% Quarterly	1,460	7

Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event noticeC	1.400% Quarterly	9,000	125

Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeC	2.320% Quarterly	2,400	91

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBORD + 180 bpE, due 11/25/34)[1]	November 25, 2034	1.310% Monthly	Specified amount upon credit event noticeA	1,122	11

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBORD + 315 bpE, due 11/25/34)[1]	November 25, 2034	2.180% Monthly	Specified amount upon credit event noticeA	1,122	17

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBORD + 135 bpE, due 1/25/35)[1]	January 25, 2035	1.310% Monthly	Specified amount upon credit event noticeA	1,122	30

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBORD + 100 bpE, due 1/25/35)[1]	January 25, 2035	2.080% Monthly	Specified amount upon credit event noticeA	1,122	37

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBORD + 190 bpE, due 3/25/35)[1]	March 25, 2035	1.280% Monthly	Specified amount upon credit event noticeA	1,122	12

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBORD + 325 bpE, due 3/25/35)[1]	March 25, 2035	2.050% Monthly	Specified amount upon credit event noticeA	1,122	20

Credit Suisse First Boston USA (Limited Brands Inc. Note, 6.125%, due 12/1/12)[1]	December 20, 2012	0.600% Quarterly	Specified amount upon credit event noticeA	10,600	(21)

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBORD + 350 bpE, due 2/25/34)[1]	February 25, 2034	2.150% Monthly	Specified amount upon credit event noticeA	1,494	18

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBORD + 170 bpE, due 2/25/35)[1]	February 25, 2035	1.310% Monthly	Specified amount upon credit event noticeA	1,122	24

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBORD + 275 bpE, due 2/25/35)[1]	February 25, 2035	2.080% Monthly	Specified amount upon credit event noticeA	1,122	31

Credit Suisse First Boston USA (Masco Corp., 5.875%, due 07/15/12)[1]	September 20, 2013	0.750% Monthly	Specified amount upon credit event noticeA	5,830	(38)

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBORD + 153 bpE, due 12/25/34)[1]	December 25, 2034	1.310% Monthly	Specified amount upon credit event noticeA	1,122	2

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBORD + 240 bpE, due 12/25/34)[1]	December 25, 2034	2.080% Monthly	Specified amount upon credit event noticeA	1,122	11

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2004-WMC4 B3, 1-Month LIBORD + 375 bpE, due 4/25/35)[1]	April 25, 2035	2.150% Monthly	Specified amount upon credit event noticeA	1,494	14

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B2, 1-Month LIBORD + 130 bpE, due 10/25/35)[1]	October 25, 2035	1.280% Monthly	Specified amount upon credit event noticeA	1,122	18

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B3, 1-Month LIBORD + 205 bpE, due 10/25/35)[1]	October 25, 2035	2.050% Monthly	Specified amount upon credit event noticeA	1,122	28

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B2, 1-Month LIBORD + 135 bpE, due 9/25/35)[1]	September 25, 2035	1.280% Monthly	Specified amount upon credit event noticeA	1,122	(7)

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B3, 1-Month LIBORD + 225 bpE, due 9/25/35)[1]	September 25, 2035	2.050% Monthly	Specified amount upon credit event noticeA	1,122	(4)

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBORD + 130 bpE, due 1/25/35)[1]	January 25, 2035	1.310% Monthly	Specified amount upon credit event noticeA	1,122	10

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBORD + 215 bpE, due 1/25/35)[1]	January 25, 2035	2.180% Monthly	Specified amount upon credit event noticeA	1,122	15

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBORD + 325 bpE, due 8/25/34)[1]	August 25, 2034	2.150% Monthly	Specified amount upon credit event noticeA	1,494	13

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBORD + 140 bpE, due 3/25/35)[1]	March 25, 2035	1.310% Monthly	Specified amount upon credit event noticeA	1,122	(2)

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBORD + 205 bpE, due 3/25/35)[1]	March 25, 2035	2.180% Monthly	Specified amount upon credit event noticeA	1,122	(2)

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBORD + 135 bpE, due 6/25/35)[1]	June 25, 2035	1.280% Monthly	Specified amount upon credit event noticeA	1,122	11

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBORD + 195 bpE, due 6/25/35)[1]	June 25, 2035	2.050% Monthly	Specified amount upon credit event noticeA	1,122	19

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8, 1-Month LIBORD + 155 bpE, due 1/25/36)[1]	January 25, 2036	1.360% Monthly	Specified amount upon credit event noticeA	1,122	33

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M9, 1-Month LIBORD + 250 bpE, due 1/25/36)[1]	January 25, 2036	2.180% Monthly	Specified amount upon credit event noticeA	1,122	40

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1-Month LIBORD + 230 bpE, due 6/25/34)[1]	June 25, 2034	1.370% Quarterly	Specified amount upon credit event noticeA	1,494	9

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBORD + 165 bpE, due 1/25/35)[1]	January 25, 2035	1.258% Monthly	Specified amount upon credit event noticeA	1,122	21

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBORD + 260 bpE, due 1/25/35)[1]	January 25, 2035	2.050% Monthly	Specified amount upon credit event noticeA	1,122	31

Credit Suisse First Boston USA (Pulte Homes Inc., 7.875%, due 8/1/11)[1]	September 20, 2013	0.870% Monthly	Specified amount upon credit event noticeA	7,000	(99)

Credit Suisse First Boston USA (Starwood Hotels, 7.875%, due 5/1/12)[1]	December 20, 2011	1.370% Monthly	Specified amount upon credit event noticeA	11,250	(165)

Credit Suisse First Boston USA (Vodafone Group, 7.75%, due 02/15/10)[1]	September 20, 2015	0.540% Monthly	Specified amount upon credit event noticeA	10,600	(90)

Credit Suisse First Boston USA (Wyeth, 5.5%, due 03/15/13)[1]	March 20, 2013	0.160% Monthly	Specified amount upon credit event noticeA	7,530	(14)

Credit Suisse First Boston USA (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event noticeC	1.250% Quarterly	48,333	649

Credit Suisse First Boston USA (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.150% Quarterly	Specified amount upon credit event noticeA	24,167	(303)

Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeC	4.000% Quarterly	3,007	304

Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeC	4.000% Quarterly	3,007	304

Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeC	4.000% Quarterly	11,264	662

Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeC	4.000% Quarterly	15,177	1,006

Credit Suisse First Boston USA[2]	December 1, 2012	4.903% Semi-annually	3-month LIBORD	10,600	114

Credit Suisse First Boston USA[2]	August 15, 2013	5.023% Semi-annually	3-month LIBORD	5,300	30

Credit Suisse First Boston USA[2]	March 15, 2013	5.062% Semi-annually	3-month LIBORD	7,530	21

Credit Suisse First Boston USA[2]	May 1, 2012	5.085% Semi-annually	3-month LIBORD	10,700	11

Credit Suisse First Boston USA[2]	September 15, 2015	5.129% Semi-annually	3-month LIBORD	10,070	20

Credit Suisse First Boston USA[2]	September 15, 2015	5.160% Semi-annually	3-month LIBORD	5,350	(0.4)

Credit Suisse First Boston USA[2]	January 15, 2014	5.328% Semi-annually	3-month LIBORD	6,300	(72)

Deutsche Bank AG (AES Corp., 7.75%, due 3/1/14)[1]	December 20, 2016	Specified amount upon credit event noticeB	2.200% Quarterly	3,700	13

Deutsche Bank AG (AES Corp., 7.75%, due 3/1/14)[1]	December 20, 2016	Specified amount upon credit event noticeB	2.210% Quarterly	4,200	12

Deutsche Bank AG (Dynegy Holdings, 8.75%, due 2/15/12)[1]	April 23, 2007	Specified amount upon credit event noticeB	2.950% Quarterly	2,250	35

Deutsche Bank AG (Dynegy Holdings, 8.75%, due 2/15/12)[1]	May 1, 2007	Specified amount upon credit event noticeB	5.250% Quarterly	3,460	83

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event noticeB	1.250% Quarterly	1,600	15

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event noticeB	1.670% Quarterly	1,900	(87)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeB	2.300% Quarterly	3,020	113

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeB	2.300% Quarterly	5,430	203

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeB	2.320% Quarterly	3,200	122

Deutsche Bank AG (Fannie Mae, 6%, due 5/15/11)[1]	December 20, 2009	Specified amount upon credit event noticeB	0.215% Quarterly	17,000	82

Deutsche Bank AG (Ford Motor Credit Company 7.00%, due 10/1/13)[1]	December 20, 2010	Specified amount upon credit event noticeB	5.050% Quarterly	25,400	2,238

Deutsche Bank AG (Ford Motor Credit Company 7.45%, due 7/16/31)[1]	March 20, 2015	Specified amount upon credit event noticeB	2.930% Quarterly	2,600	(339)

Deutsche Bank AG (Freddie Mac 5.00%, due 7/15/14)[1]	March 20, 2015	Specified amount upon credit event noticeB	0.290% Quarterly	25,100	364

Deutsche Bank AG (General Motors Acceptance Corporation, 6.875%, due 8/12/12)[1]	March 20, 2010	Specified amount upon credit event noticeB	2.280% Quarterly	5,500	28

Deutsche Bank AG (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.325% Quarterly	Specified amount upon credit event noticeF	2,540	(15)

Deutsche Bank AG (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.325% Quarterly	Specified amount upon credit event noticeF	2,540	(12)

Deutsche Bank AG (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.340% Quarterly	Specified amount upon credit event noticeF	2,540	(13)

Deutsche Bank AG (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.360% Quarterly	Specified amount upon credit event noticeF	2,540	(10)

Deutsche Bank AG (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.380% Quarterly	Specified amount upon credit event noticeF	2,540	(12)

Deutsche Bank AG (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.340% Quarterly	Specified amount upon credit event noticeF	2,540	(13)

Deutsche Bank AG (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.370% Quarterly	Specified amount upon credit event noticeF	2,540	(13)

Deutsche Bank AG (iBoxx 100 HY)[1]	March 20, 2009	Specified amount upon credit event noticeC	4.250% Quarterly	9,400	592

Deutsche Bank AG (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event noticeC	1.250% Quarterly	13,301	168

Deutsche Bank AG (iBoxx IG Hi-Vol2)[1]	September 20, 2014	Specified amount upon credit event noticeC	1.300% Quarterly	11,175	97

Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.600% Quarterly	Specified amount upon credit event noticeA	6,450	(51)

Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.600% Quarterly	Specified amount upon credit event noticeA	9,500	(75)

Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	1.250% Quarterly	Specified amount upon credit event noticeA	9,183	(54)

Deutsche Bank AG (iBoxx HY 2)[1]	September 20, 2009	Specified amount upon credit event noticeC	4.800% Quarterly	2,498	257

Deutsche Bank AG (iBoxx HY B)[1]	March 20, 2009	Specified amount upon credit event noticeC	5.000% Quarterly	4,651	319

Deutsche Bank AG (iBoxx HY B)[1]	March 20, 2009	Specified amount upon credit event noticeC	5.000% Quarterly	9,302	603

Deutsche Bank AG2	January 10, 2008	3-month LIBORD	3.754% Semi-annually	143,500	(2,262)

Deutsche Bank AG2	June 17, 2010	3-month LIBORD	4.313% Semi-annually	41,570	(1,020)

Deutsche Bank AG2	October 5, 2008	3-month LIBORD	4.655% Semi-annually	194,330	(1,798)

Deutsche Bank AG2	October 11, 2010	3-month LIBORD	4.708% Semi-annually	299,650	(3,966)

Deutsche Bank AG2	July 13, 2011	3-month LIBORD	5.628% Semi-annually	133,350	2,841

Deutsche Bank AG2	July 21, 2016	3-month LIBORD	5.693% Semi-annually	124,720	5,543

JP Morgan Chase & Co. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeB	6.000% Quarterly	14,300	1,238

JP Morgan Chase & Co. (Limited Brands Inc., 6.125%, due 12/01/12)[1]	December 20, 2012	0.670% Quarterly	Specified amount upon credit event noticeA	6,300	(35)

JP Morgan Chase & Co.[2]	November 6, 2011	3-month LIBORD	5.020% Semi-Annually	93,600	(323)

JP Morgan Chase & Co.[2]	December 1, 2012	5.275% Semi-Annually	3-month LIBORD	6,300	(51)

JP Morgan Chase & Co.[2]	September 7, 2016	5.322% Semi-Annually	3-month LIBORD	59,000	(602)

Lehman Brothers Holdings Inc. (Autozone Inc., 5.875%, due 10/15/12)[1]	June 20, 2013	0.660% Quarterly	Specified amount upon credit event noticeA	8,800	(77)

Lehman Brothers Holdings Inc. (Comcast Cable Note, 7.125%, due 6/15/13)[1]	December 20, 2007	Specified amount upon credit event noticeC	0.020% Quarterly	2,220	(0.4)

Lehman Brothers Holdings Inc. (Comcast Cable Note, 7.125%, due 6/15/13)[1]	September 20, 2011	0.220% Quarterly	Specified amount upon credit event noticeA	5,390	(0.2)

Lehman Brothers Holdings Inc. (Comcast Cable Note, 7.125%, due 6/15/13)[1]	December 20, 2016	Specified amount upon credit event noticeC	0.560% Quarterly	3,170	3

Lehman Brothers Holdings Inc. (General Motors Acceptance Corporation, 6.875%, due 8/12/12)[1]	March 20, 2010	Specified amount upon credit event noticeC	3.650% Quarterly	4,400	371

Lehman Brothers Holdings Inc. (Sara Lee Corporation, 6.125%, due 11/01/32)[1]	September 20, 2011	0.440% Quarterly	Specified amount upon credit event noticeA	9,750	40

Lehman Brothers Holdings Inc. (Sprint Capital Corp., 8.375%, due 3/15/12)[1]	December 20, 2007	Specified amount upon credit event noticeC	0.050% Quarterly	2,220	(1)

Lehman Brothers Holdings Inc. (Sprint Capital Corp., 8.375%, due 3/15/12)[1]	September 20, 2011	0.450% Quarterly	Specified amount upon credit event noticeA	5,390	5

Lehman Brothers Holdings Inc. (Sprint Capital Corp., 8.375%, due 3/15/12)[1]	December 20, 2016	Specified amount upon credit event noticeC	0.940% Quarterly	3,170	(20)

Lehman Brothers Holdings Inc. (Viacom Inc., 6.25%, due 4/30/16)[1]	March 20, 2011	0.570% Quarterly	Specified amount upon credit event noticeA	6,270	(24)

Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.150% Quarterly	Specified amount upon credit event noticeA	1,450	(12)

Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.150% Quarterly	Specified amount upon credit event noticeA	12,180	(92)

Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2010	3.950% Quarterly	Specified amount upon credit event noticeA	8,928	(89)

Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeC	4.000% Quarterly	3,150	232

Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeC	4.000% Quarterly	3,245	162

Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeC	4.000% Quarterly	3,245	162

Lehman Brothers Holdings Inc. (iBoxx HY 6)[1]	June 20, 2011	3.450% Quarterly	Specified amount upon credit event noticeA	7,920	(155)

Lehman Brothers Holdings Inc. (iBoxx IG TMT)[1]	March 20, 2009	0.600% Quarterly	Specified amount upon credit event noticeA	9,000	(103)

Lehman Brothers Holdings Inc.[2]	October 7, 2007	3-month LIBORD	4.601% Semi-annually	80,020	(487)

Lehman Brothers Holdings Inc.2	April 30, 2011	5.070% Semi-Annually	3-month LIBORD	6,270	6

Lehman Brothers Holdings Inc.2	September 15, 2011	5.193% Semi-Annually	3-month LIBORD	9,750	(37)

Lehman Brothers Holdings Inc.[2]	June 1, 2013	5.282% Semi-Annually	3-month LIBORD	9,430	(82)

Merrill Lynch & Co., Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeB	2.300% Quarterly	1,610	60

Merrill Lynch & Co., Inc. (Pacific Gas & Electric Co., 4.80%, due 3/1/14)[1]	June 20, 2009	Specified amount upon credit event noticeC	0.420% Quarterly	2,980	24

Morgan Stanley & Co., Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2011	Specified amount upon credit event noticeB	2.700% Quarterly	5,000	247

Morgan Stanley & Co., Inc. (Gannett Company Inc., 6.375%, due 04/01/12)[1]	March 20, 2012	0.460% Quarterly	Specified amount upon credit event noticeF	4,560	(13)

Morgan Stanley & Co., Inc. (Inco Limited Note, 7.75%, due 05/15/12)[1]	December 20, 2015	0.750% Quarterly	Specified amount upon credit event noticeF	2,650	6

Morgan Stanley & Co., Inc.[2]	October 15, 2015	5.172% Semi-Annually	3-month LIBORD	2,650	(2)

RBS Greenwich (DSLA Mortgage Loan Trust 2005 - AR5, 1-Month LIBORF + 175 bp, due 8/19/45)[1]	August 19, 2045	4.500% Monthly	Specified amount upon credit event noticeA	2,097	38

RBS Greenwich (Dynergy Holdings Inc., 6.875%, due 4/1/11)[1]	December 20, 2011	Specified amount upon credit event noticeB	2.250% Quarterly	4,200	(36)

RBS Greenwich (Eastman Kodak, 7.250%, due 11/15/13)[1]	December 20, 2011	Specified amount upon credit event notice B	1.830% Quarterly	4,200	(24)

RBS Greenwich (Eastman Kodak, 7.250%, due 11/15/13)[1]	December 20, 2011	Specified amount upon credit event noticeB	2.100% Quarterly	4,200	73

RBS Greenwich (Eastman Kodak, 7.250%, due 11/15/13)[1]	December 20, 2011	Specified amount upon credit event noticeB	2.150% Quarterly	4,100	(80)

RBS Greenwich (Eastman Kodak, 7.250%, due 11/15/13)[1]	December 20, 2011	Specified amount upon credit event noticeB	2.150% Quarterly	4,100	(80)

RBS Greenwich (Eastman Kodak, 7.250%, due 11/15/13)[1]	December 20, 2016	Specified amount upon credit event noticeB	2.800% Quarterly	7,200	86

RBS Greenwich (Eastman Kodak, 7.250%, due 11/15/13)[1]	December 20, 2010	Specified amount upon credit event noticeB	3.200% Quarterly	19,300	1,309

RBS Greenwich (El Paso Corp., 7.875%, due 6/15/12)[1]	December 20, 2011	Specified amount upon credit event noticeB	1.420% Quarterly	3,500	(18)

RBS Greenwich (Ford Motor Credit Company 7.00%, due 10/1/13)[1]	September 20, 2011	Specified amount upon credit event noticeB	3.750% Quarterly	8,900	460

RBS Greenwich (Ford Motor Credit Company 7.45%, due 7/16/31)[1]	September 20, 2011	Specified amount upon credit event noticeB	6.750% Quarterly	18,400	2,820

RBS Greenwich (Gannett Company Inc., 6.375%, due 04/01/12)[1]	June 20, 2012	0.470% Monthly	Specified amount upon credit event noticeA	2,330	(4)

RBS Greenwich (General Motors Acceptance Corporation, 6%, due 4/1/11)[1]	December 20, 2011	Specified amount upon credit event noticeB	1.340% Quarterly	780	(12)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	December 20, 2011	Specified amount upon credit event noticeB	1.200% Quarterly	680	(6)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	December 20, 2016	Specified amount upon credit event noticeB	1.550% Quarterly	4,200	(50)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	September 20, 2010	Specified amount upon credit event noticeB	5.750% Quarterly	1,250	203

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2016	Specified amount upon credit event noticeB	5.000% Quarterly	7,200	1,583

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeB	6.100% Quarterly	8,000	718

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeB	6.630% Quarterly	19,600	2,086

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeB	6.800% Quarterly	7,500	836

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeB	6.900% Quarterly	10,000	1,150

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeB	7.100% Quarterly	8,000	963

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeB	7.700% Quarterly	12,500	1,753

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeB	7.200% Quarterly	7,820	973

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeB	8.400% Quarterly	12,500	1,991

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	December 20, 2010	Specified amount upon credit event noticeB	8.950% Quarterly	19,300	3,541

RBS Greenwich (Harborview Mortgage Loan Trust 2005 - 12, 1-Month LIBORF + 175 bp, due 10/19/35)[1]	October 19, 2035	2.500% Monthly	Specified amount upon credit event noticeA	1,999	38

RBS Greenwich (IndyMac Index Mortgage Loan Trust 2005 - AR18, 1-Month LIBORF + 125 bp, due 10/25/36)[1]	October 25, 2036	2.700% Monthly	Specified amount upon credit event noticeA	1,887	42

RBS Greenwich (Pulte Holmes Inc., 7.875%, due 08/01/11)[1]	September 20, 2011	0.670% Monthly	Specified amount upon credit event noticeA	5,860	(62)

RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event noticeB	3.500% Quarterly	3,920	123

RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event noticeB	3.550% Quarterly	1,600	53

RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event noticeB	3.550% Quarterly	3,900	128

RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event noticeB	3.670% Quarterly	5,000	184

RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	December 20, 2010	Specified amount upon credit event noticeB	3.870% Quarterly	7,700	308

RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)[1]	September 20, 2010	Specified amount upon credit event noticeB	0.470% Quarterly	5,000	43
RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)[1]	December 20, 2010	Specified amount upon credit event noticeB	0.500% Quarterly	12,500	119

RBS Greenwich (Tyson Foods Inc., 8.25%, due 10/1/11)[1]	August 25, 2045	2.550% Monthly	Specified amount upon credit event noticeA	7,940	(42)

RBS Greenwich (Washington Mutual 2005 - AR11, 1-Month LIBOR F + 120 bp, due 8/25/45)[1]	August 25, 2045	2.550% Monthly	Specified amount upon credit event noticeA	829	12

RBS Greenwich (iBoxx CDX)[1]	December 20, 2010	Specified amount upon credit event noticeC	2.000% Quarterly	13,114	711

RBS Greenwich (iBoxx CDX)[1]	December 20, 2010	Specified amount upon credit event noticeC	2.000% Quarterly	15,154	561

RBS Greenwich (iBoxx CDX)[1]	June 20, 2011	Specified amount upon credit event noticeC	3.450% Quarterly	10,890	316

RBS Greenwich[2]	August 1, 2011	5.053% Semi-annually	3-month LIBORD	5,860	11

RBS Greenwich[2]	October 1, 2011	5.075% Semi-annually	3-month LIBORD	8,470	8

RBS Greenwich[2]	April 1, 2012	5.011% Semi-annually	3-month LIBORD	6,890	30

The Goldman Sachs Group, Inc. (AES Corp., 7.75%, due 13/01/14)[1]	December 20, 2011	1.880% Quarterly	Specified amount upon credit event noticeA	7,200	71

The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event noticeB	1.670% Quarterly	1,900	(87)

The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2011	Specified amount upon credit event noticeB	2.920% Quarterly	7,300	394

The Goldman Sachs Group, Inc. (Ford Motor Credit Company 7.00%, due 10/1/13)[1]	September 20, 2011	Specified amount upon credit event noticeB	3.800% Quarterly	9,200	391

The Goldman Sachs Group, Inc. (Ford Motor Credit Company 7.00%, due 10/1/13)[1]	June 20, 2010	Specified amount upon credit event noticeB	4.750% Quarterly	2,500	195

The Goldman Sachs Group, Inc. (Ford Motor Credit Company 7.45%, due 7/16/31)[1]	September 20, 2011	Specified amount upon credit event noticeB	6.800% Quarterly	10,000	1,533

The Goldman Sachs Group, Inc. (Ford Motor Credit Company 7.45%, due 7/16/31)[1]	September 20, 2011	Specified amount upon credit event noticeB	6.800% Quarterly	8,400	1,287

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	September 20, 2007	Specified amount upon credit event noticeB	4.900% Quarterly	10,000	321

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeB	5.750% Quarterly	2,000	308

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeB	5.950% Quarterly	80	13

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeB	6.000% Quarterly	1,000	162

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeB	8.950% Quarterly	5,000	878

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 8.375%, due 7/15/33)[1]	September 20, 2010	Specified amount upon credit event noticeB	6.000% Quarterly	25,100	2,173

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 8.375%, due 7/15/33)[1]	December 20, 2010	Specified amount upon credit event noticeB	7.000% Quarterly	42,500	5,049

The Goldman Sachs Group, Inc. (iBoxx IG FIN 3)[1]	March 20, 2010	Specified amount upon credit event noticeC	0.500% Quarterly	7,500	33

The Goldman Sachs Group, Inc. (iBoxx IG FIN 3)[1]	March 20, 2015	Specified amount upon credit event noticeC	0.700% Quarterly	7,600	150

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	Specified amount upon credit event noticeC	1.050% Quarterly	21,847	482

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	Specified amount upon credit event noticeC	1.050% Quarterly	42,823	1,508

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeC	0.400% Quarterly	23,300	427

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeC	0.400% Quarterly	61,600	1,233

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeC	0.900% Quarterly	25,300	(6)

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol5)[1]	December 20, 2010	0.850% Quarterly	Specified amount upon credit event noticeA	48,200	(55)

The Goldman Sachs Group, Inc. \(iBoxx IG Hi-Vol5)[1]	December 20, 2010	0.850% Quarterly	Specified amount upon credit event noticeA	25,300	(21)

The Goldman Sachs Group, Inc. (iBoxx IG 7)[1]	December 20, 2011	Specified amount upon credit event noticeC	0.400% Quarterly	100,000	(51)

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeA	34,200	(57)

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeA	58,400	(142)

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeA	23,600	(68)

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	Specified amount upon credit event noticeC	0.750% Quarterly	144,000	(69)

The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeC	4.000% Quarterly	2,845	244

The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeC	4.000% Quarterly	955	72

The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	4.000% Quarterly	Specified amount upon credit event noticeA	5,785	347

The Goldman Sachs Group, Inc. (iBoxx HY 4)[1]	June 20, 2010	Specified amount upon credit event noticeC	3.400% Quarterly	2,200	169

The Goldman Sachs Group, Inc. (iBoxx HY 5)[1]	December 20, 2010	Specified amount upon credit event noticeC	2.000% Quarterly	8,160	297

The Goldman Sachs Group, Inc. (iBoxx HY 5)[1]	December 20, 2010	Specified amount upon credit event noticeC	2.000% Quarterly	9,714	525

The Goldman Sachs Group, Inc. (iBoxx HY 5)[1]	December 20, 2010	3.950% Quarterly	Specified amount upon credit event noticeA	8,256	(83)

The Goldman Sachs Group, Inc. (iBoxx HY 6)[1]	June 20, 2011	3.450% Quarterly	Specified amount upon credit event noticeA	8,613	(126)

The Goldman Sachs Group, Inc. (iBoxx HY 6)[1]	June 20, 2011	3.450% Quarterly	Specified amount upon credit event noticeA	7,722	(151)

The Goldman Sachs Group, Inc. (iBoxx HY 6)[1]	June 20, 2011	3.450% Quarterly	Specified amount upon credit event noticeA	7,326	(144)

The Goldman Sachs Group, Inc. (iBoxx HY 6B)[1]	June 20, 2011	3.000% Quarterly	Specified amount upon credit event noticeA	11,400	154

The Goldman Sachs Group, Inc. (iBoxx HY 6B)[1]	June 20, 2011	Specified amount upon credit event noticeC	3.00% Quarterly	15,000	175

The Goldman Sachs Group, Inc. (iBoxx HY 7)[1]	December 20, 2011	3.250% Quarterly	Specified amount upon credit event noticeA	7,400	(73)

The Goldman Sachs Group, Inc. (iBoxx HY 7)[1]	December 20, 2011	3.250% Quarterly	Specified amount upon credit event noticeA	7,400	(4)

The Goldman Sachs Group, Inc. (iBoxx HY 7)[1]	December 20, 2011	3.250% Quarterly	Specified amount upon credit event noticeA	7,300	1

The Goldman Sachs Group, Inc. (iBoxx HY 7)[1]	December 20, 2011	3.250% Quarterly	Specified amount upon credit event noticeA	9,300	1

The Goldman Sachs Group, Inc.[2]	September 14, 2007	3-month LIBORD	3.215% Semi-annually	37,270	(566)

The Goldman Sachs Group, Inc.[2]	September 24, 2009	3.714% Semi-annually	3-month LIBORD	100,000	3,542

The Goldman Sachs Group, Inc.[2]	March 10, 2009	3-month LIBORD	4.360% Semi-annually	74,400	(672)

The Goldman Sachs Group, Inc.[2]	November 3, 2011	3-month LIBORD	5.044% Semi-annually	147,000	(359)

The Goldman Sachs Group, Inc.[2]	October 18, 2008	3-month LIBORD	5.550% Semi-annually	364,010	1,236

The Goldman Sachs Group, Inc.[2]	October 19, 2008	3-month LIBORD	5.550% Semi-annually	355,124	1,319

The Goldman Sachs Group, Inc.[2]	October 18, 2016	5.670% Semi-annually	3-month LIBORD	88,781	(2,417)

The Goldman Sachs Group, Inc.[2]	October 19, 2016	5.690% Semi-annually	3-month LIBORD	88,781	(2,496)

The Goldman Sachs Group, Inc.[2]	July 7, 2011	3-month LIBORD	5.713% Semi-annually	113,400	2,789

				$4,903,695	$49,771

WESTERN ASSET INFLATION INDEXED BOND PLUS PORTFOLIO

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (iBoxx HY4)[1]	June 20, 2010	Specified amount upon credit event noticeC	3.600% Quarterly	$9,500	$623

J.P. Morgan Chase & Co. (Ford Motor Credit Company, 7.00%, due 8/15/12)[1]	June 20, 2010	Specified amount upon credit event noticeB	2.900% Quarterly	5,000	113

Merrill Lynch & Co., Inc. (El Paso Corporation, 7%, due 5/15/11)[1]	June 20, 2010	Specified amount upon credit event noticeC	3.625% Quarterly	2,500	214

Merrill Lynch & Co., Inc. (Ford Motor Credit Company, 7.375%, due 10/28/09)[1]	June 20, 2010	Specified amount upon credit event noticeB	5.500% Quarterly	2,500	251

Merrill Lynch & Co., Inc. (General Motors Acceptance Corporation, 7.75%, due 1/19/10)[1]	March 20, 2007	Specified amount upon credit event noticeB	3.550% Quarterly	5,000	407

The Goldman Sachs Group, Inc. (Eastman Kodak Corporation, 7.25%, due 11/15/13)[1]	March 20, 2011	Specified amount upon credit event noticeB	2.570% Quarterly	4,800	214

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeB	4.500% Quarterly	7,500	864

				$36,800	$2,686

WESTERN ASSET ABSOLUTE RETURN PORTFOLIO
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Banc of America (Belo Corp. 7.75%, due 6/01/27)[1]	December 20, 2007	Specified amount upon credit event noticeC	0.140% Quarterly	$20	$(0)

Banc of America (Belo Corp. 7.75%, due 6/01/27)[1]	December 20, 2016	1.550% Quarterly	Specified amount upon credit event noticeA	70	(1)

Banc of America (D.R. Horton Inc. 6.875%, due 5/01/13)[1]	June 20, 2013	1.250% Quarterly	Specified amount upon credit event noticeA	100	(2)

Banc of America (Heinz Corp. 6.428%, due 12/01/08)[1]	December 20, 2008	0.165% Quarterly	Specified amount upon credit event noticeA	100	(0.1)

Banc of America (PHH Corp 7.125%, due 3/01/13)[1]	March 20, 2013	1.050% Quarterly	Specified amount upon credit event noticeA	110	(1)

Bank of America	December 1, 2008	5.030% Semi-annually	3-month LIBORD	100	0.3

Bank of America	March 1, 2013	5.104% Semi-annually	3-month LIBORD	100	0.1

Bank of America	May 1, 2013	5.110% Semi-annually	3-month LIBORD	100	0.1

Bank of America	June 1, 2027	5.254% Semi-annually	3-month LIBORD	50	0.3

Barclays Capital (Boston Scientific 5.45%, due 6/15/14)[1]	September 20, 2016	0.490% Quarterly	Specified amount upon credit event noticeA	60	(1)

Barclays Capital (Cardinal Health Inc. 5.85%, due 12/15/17)[1]	September 20, 2016	0.490% Quarterly	Specified amount upon credit event noticeA	60	(0.3)

Barclays Capital (Health Care Property Investment Inc. 6.45%, due 6/25/12)[1]	June 20, 2012	0.630% Quarterly	Specified amount upon credit event noticeA	60	(0.5)

Barclays Capital	June 25, 2012	5.060% Semi-annually	3-month LIBORD	60	0.1

Barclays Capital	June 15, 2014	5.264% Semi-annually	3-month LIBORD	60	(0.5)

Barclays Capital	December 20, 2016	5.326% Semi-annually	3-month LIBORD	60	(1)

Bear Stearns, Inc. (Viacom Inc., 6.25%, due 4/30/16)[1]	March 20, 2011	0.590% Quarterly	Specified amount upon credit event noticeA	100	(0.5)

Bear Stearns	April 30, 2011	5.050% Semi-annually	3-month LIBORD	100	0.2

Credit Suisse First Boston USA (Amerisource Bergen Corp 8.125%, due 9/01/08)[1]	September 20, 2015	0.900% Quarterly	Specified amount upon credit event noticeA	50	(0.5)

Credit Suisse First Boston USA (Centex Corp 5.25%, due 6/15/15)[1]	September 20, 2013	0.780% Quarterly	Specified amount upon credit event noticeA	350	(3)

Credit Suisse First Boston USA (Masco Corp. 5.875%, due 7/15/12)[1]	September 20, 2013	0.750% Quarterly	Specified amount upon credit event noticeA	50	(0.3)

Credit Suisse First Boston USA (Starwood Hotels Resorts 7.875%, due 8/25/34)[1]	December 20, 2011	1.370% Quarterly	Specified amount upon credit event noticeA	100	(1)

Credit Suisse First Boston USA (Vodafone Group 7.75%, due 2/15/10)[1]	September 20, 2015	0.540% Quarterly	Specified amount upon credit event noticeA	100	(1)

Credit Suisse First Boston USA	August 15, 2013	5.023% Semi-annually	3-month LIBORD	50	0.3

Credit Suisse First Boston USA	May 1, 2012	5.085% Semi-annually	3-month LIBORD	100	0.1

Credit Suisse First Boston USA	September 15, 2015	5.129% Semi-annually	3-month LIBORD	90	0.2

Credit Suisse First Boston USA	September 15, 2015	5.160% Semi-annually	3-month LIBORD	50	(0)

Credit Suisse First Boston USA	October 1, 2013	5.204% Semi-annually	3-month LIBORD	300	(1)

Lehman Brothers Holdings Inc. (Sara Lee Corp 6.125%, due 11/01/32)[1]	December 20, 2011	1.370% Quarterly	Specified amount upon credit event noticeA	150	1

Lehman Brothers	September 15, 2011	5.193% Semi-annually	3-month LIBORD	150	(1)
Morgan Stanley & Co., Inc. (Gannett Co. 6.375%, due 4/01/12)[1]	December 20, 2011	1.370% Quarterly	Specified amount upon credit event noticeA	40	(0.1)
RBS Greenwich (Gannett Co. 6.375%, due 4/01/12)[1]	June 20, 2012	0.470% Semi-annually	3-month LIBORD	20	(0)
RBS Greenwich	April 1, 2012	5.011% Semi-annually	3-month LIBORD	60	0.3

				$2,970	$(13)

A	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will receive $1,000.
B	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000; upon default, the Fund will pay $10,000.
C	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000.
D	As of December 31, 2006, the one- and three-month London Interbank Offered Rates were 5.32% and 5.36%, respectively.
E	100 basis points = 1%.
F	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will receive $1,000; upon default, the Fund will receive $10,000.

Item 2 – Controls and Procedures

(a)	Western Asset Funds, Inc. (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Funds, Inc.

Date: March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Funds, Inc.

Date: March 1, 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Principal Financial and Accounting Officer
Western Asset Funds, Inc.

Date: February 28, 2007